OMB APPROVAL

OMB Number: 3235-0578

Expires: January 31, 2016

Estimated average burden

hours per response. . . . . . 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1879

Janus Investment Fund

(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206

(Address of principal executive offices) (Zip code)

Stephanie Grauerholz, 151 Detroit Street, Denver, Colorado 80206

(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 6/30

Date of reporting period: 3/31/15

Item 1. Schedule of Investments.

INTECH Emerging Markets Managed Volatility Fund

Schedule of Investments (unaudited)

As of March 31, 2015

Shares		Value
Common Stocks — 88.3%
Aerospace & Defense — 0.6%
8,000	AviChina Industry & Technology Co., Ltd. - Class H	$ 5,758
77	Korea Aerospace Industries, Ltd.	3,914
		9,672
Air Freight & Logistics — 1.0%
60	Hyundai Glovis Co., Ltd.	12,194
7,000	Sinotrans, Ltd. - Class H	4,013
		16,207
Airlines — 0.5%
4,000	Air China, Ltd.	4,065
6,000	Eva Airways Corp.*	4,396
		8,461
Auto Components — 1.2%
4,000	Cheng Shin Rubber Industry Co., Ltd.	9,181
137	Halla Visteon Climate Control Corp.	4,730
2	Hyundai Mobis Co., Ltd.	444
39	Hyundai Wia Corp.	4,965
		19,320
Automobiles — 1.4%
15,000	Geely Automobile Holdings, Ltd.	7,743
3	Hyundai Motor Co.	455
353	Kia Motors Corp.	14,343
		22,541
Beverages — 0.4%
900	Arca Continental SAB de CV*	5,529
77	Cia Cervecerias Unidas SA	801
		6,330
Building Products — 0.3%
8	KCC Corp.	4,076
Capital Markets — 0.8%
517	Brait SE	3,562
3,500	China Galaxy Securities Co., Ltd.	4,005
58	Daewoo Securities Co., Ltd.	676
76	Korea Investment Holdings Co., Ltd.	4,291
1,000	Yuanta Financial Holding Co., Ltd.	502
		13,036
Chemicals — 0.3%
33	Hyosung Corp.	2,573
1,000	Taiwan Fertilizer Co., Ltd.	1,730
		4,303
Commercial Banks — 14.6%
7,000	Agricultural Bank of China, Ltd. - Class H	3,468
3,400	Alliance Financial Group Bhd	4,394
38,473	Banco de Chile	4,315
48	Banco de Credito e Inversiones	2,147
71,262	Banco Santander Chile	3,881
200	Bangkok Bank PCL	1,141
1,200	Bank Central Asia Tbk PT	1,359
2,000	Bank of China, Ltd. - Class H	1,156
3,000	Bank of Communications Co., Ltd - Class H	2,575
2,660	Bank of the Philippine Islands	5,969
8	Bank Pekao SA	388
4,110	BDO Unibank, Inc.	11,369
500	BS Financial Group, Inc.	6,838
24,000	Chang Hwa Commercial Bank, Ltd.	13,872
5,000	China CITIC Bank Corp., Ltd. - Class H	3,768
6,000	China Construction Bank Corp. - Class H	4,986
17,000	China Everbright Bank Co., Ltd. - Class H	9,367
500	China Merchants Bank Co., Ltd. - Class H	1,222
3,000	China Minsheng Banking Corp., Ltd. - Class H	3,666
8,000	Chongqing Rural Commercial Bank Co., Ltd. - Class H	5,173
2,770	Commercial International Bank Egypt SAE	20,436
498,914	Corpbanca SA	5,280
3,000	CTBC Financial Holding Co., Ltd.	1,991
64	DGB Financial Group, Inc.	698
1,000	E.Sun Financial Holding Co., Ltd.	611
13,000	First Financial Holding Co., Ltd.	7,717
2,600	Grupo Financiero Inbursa SAB de CV	6,567
2,200	Hong Leong Bank Bhd	8,474
4,000	Hua Nan Financial Holdings Co., Ltd.	2,285
2,000	Industrial & Commercial Bank of China, Ltd. - Class H	1,476
332	Industrial Bank of Korea	3,989
800	Kasikornbank PCL	5,648
60	Komercni Banka A/S	12,970
7,900	Krung Thai Bank PCL	5,534
1,300	Malayan Banking Bhd	3,274
5,000	Mega Financial Holding Co., Ltd.	4,143
47	Powszechna Kasa Oszczednosci Bank Polski SA	421
7,300	Public Bank Bhd	37,216
2,000	Taishin Financial Holding Co., Ltd.	848
32,116	Taiwan Cooperative Financial Holding	16,253
40	Woori Bank	337
		237,222
Commercial Services & Supplies — 0.7%
1,000	China Everbright International, Ltd.	1,674
20	KEPCO Plant Service & Engineering Co., Ltd.	1,759
112	S1 Corp.	8,457
		11,890
Construction & Engineering — 1.8%
4,000	China Communications Construction Co., Ltd. - Class H	5,636
3,500	China Railway Construction Corp., Ltd.	5,231
8,000	China Railway Group, Ltd. - Class H	8,161
800	Gamuda Bhd	1,103
3,300	IJM Corp. Bhd	6,418
200	Promotora y Operadora de Infraestructura SAB de CV*	2,134
		28,683
Construction Materials — 0.6%
1,000	Anhui Conch Cement Co., Ltd.	3,788
1,000	Asia Cement Corp.	1,257
2,000	China National Building Material Co., Ltd.	1,993
200	Siam Cement PCL	3,134
		10,172
Consumer Finance — 0.4%
165	Samsung Card Co., Ltd.	6,095
Diversified Financial Services — 0.7%
250	Ayala Corp.	4,442
3,000	Chailease Holding Co., Ltd.	7,468
		11,910
Diversified Telecommunication Services — 6.6%
23,000	Chunghwa Telecom Co., Ltd.	73,105
1,047	Orange Polska SA	2,632
6,700	Telekom Malaysia Bhd	13,094
34,100	Telekomunikasi Indonesia Persero Tbk PT	7,531
26,500	True Corp. PCL*	10,164
		106,526
Electric Utilities — 1.8%
410	CEZ A/S	10,043
937	Energa SA	6,154
1,024	PGE Polska Grupa Energetyczna SA	5,635
2,872	Tauron Polska Energia SA	3,345
1,100	Tenaga Nasional Bhd	4,261
		29,438
Electrical Equipment — 0.2%
6,000	Shanghai Electric Group Co., Ltd. - Class H	3,955
Electronic Equipment, Instruments & Components — 1.0%
3,000	Hon Hai Precision Industry Co., Ltd.	8,771
141	LG Display Co., Ltd.	3,998
17	LG Innotek Co., Ltd.	1,776
1,000	WPG Holdings, Ltd.	1,286
		15,831
Food & Staples Retailing — 3.5%
82	BIM Birlesik Magazalar A/S	1,455
240	Cencosud SA	569
11,600	CP ALL PCL	14,616
3	E-Mart Co., Ltd.	629
114	Massmart Holdings, Ltd.	1,408
3,000	President Chain Store Corp.	22,562
300	Raia Drogasil SA	2,693
56	Spar Group, Ltd.	870
12,000	Sun Art Retail Group, Ltd.	10,452
800	Wal-Mart de Mexico SAB de CV	1,999
		57,253
Food Products — 2.3%
12,000	Charoen Pokphand Foods PCL	8,292
200	Gruma SAB de CV	2,539
800	Grupo Bimbo SAB de CV - Series A*	2,269
2,600	Indofood Sukses Makmur Tbk PT	1,479
3	Orion Corp.	3,123
11,300	Thai Union Frozen Products PCL	6,978
118	Tiger Brands, Ltd.	2,974
1,330	Universal Robina Corp.	6,720
3,000	Want Want China Holdings, Ltd.	3,187
		37,561
Gas Utilities — 0.9%
2,000	China Gas Holdings, Ltd.	3,273
2,000	China Resources Gas Group, Ltd.	6,205
15,300	Perusahaan Gas Negara Persero Tbk PT	5,608
		15,086
Health Care Providers & Services — 2.5%
18,500	Bangkok Dusit Medical Services PCL	11,200
400	Bumrungrad Hospital PCL	1,866
4,300	IHH Healthcare Bhd	6,973
183	Mediclinic International, Ltd.	1,842
617	Netcare, Ltd.	2,123
3,100	Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	8,241
2,000	Sinopharm Group Co., Ltd. - Class H	8,146
		40,391
Hotels, Restaurants & Leisure — 0.6%
900	Genting Malaysia Bhd	1,027
160	Jollibee Foods Corp.	787
124	Kangwon Land, Inc.	3,866
3,800	Minor International PCL	4,081
		9,761
Household Durables — 1.1%
143	Coway Co., Ltd.	11,769
5	LG Electronics, Inc.	265
1,054	Steinhoff International Holdings, Ltd.	6,613
		18,647
Household Products — 0.7%
10	LG Household & Health Care, Ltd.	7,575
1,400	Unilever Indonesia Tbk PT	4,243
		11,818
Independent Power and Renewable Electricity Producers — 1.9%
6,300	Aboitiz Power Corp.	6,243
3,837	AES Gener SA	2,091
6,231	Colbun SA	1,842
2,000	Datang International Power Generation Co., Ltd. - Class H	1,021
40,800	Energy Development Corp.	7,745
2,000	Huadian Power International Corp., Ltd.	1,665
8,000	Huaneng Power International, Inc. - Class H	9,431
		30,038
Industrial Conglomerates — 3.2%
310	Aboitiz Equity Ventures, Inc.	402
500	Beijing Enterprises Holdings, Ltd.	3,938
4,000	CITIC, Ltd.	6,858
27	CJ Corp.	4,285
6,100	DMCI Holdings, Inc.	2,115
5,550	JG Summit Holdings, Inc.	9,006
106	LG Corp.	5,845
3,800	Sime Darby Bhd	9,511
35	SK Holdings Co., Ltd.	5,349
210	SM Investments Corp.	4,225
		51,534
Information Technology Services — 0.7%
44	SK C&C Co., Ltd.	9,205
747	SONDA SA	1,760
		10,965
Insurance — 2.4%
50	Dongbu Insurance Co., Ltd.	2,229
165	Hanwha Life Insurance Co., Ltd.	1,096
234	Hyundai Marine & Fire Insurance Co., Ltd.	5,231
300	New China Life Insurance Co., Ltd. - Class H	1,668
28	Powszechny Zaklad Ubezpieczen SA	3,616
72	Samsung Fire & Marine Insurance Co., Ltd.	17,360
31	Samsung Life Insurance Co., Ltd.	2,698
18,000	Shin Kong Financial Holding Co., Ltd.	5,107
		39,005
Internet Software & Services — 0.3%
9	NAVER Corp.	5,433
Machinery — 0.4%
2,000	CSR Corp., Ltd.ß	2,646
1,000	Weichai Power Co., Ltd.	3,861
		6,507
Marine — 0.4%
6,500	China COSCO Holdings Co., Ltd.*	3,414
1,700	MISC Bhd	3,893
		7,307
Media — 0.5%
28	Cheil Worldwide, Inc.*	605
907	Cyfrowy Polsat SA	5,967
4,000	Surya Citra Media Tbk PT	1,038
		7,610
Metals & Mining — 2.6%
13,000	China Steel Corp.	10,797
3,482	Eregli Demir ve Celik Fabrikalari TAS	5,411
1,000	Fosun International, Ltd.	1,938
2,627	Gold Fields, Ltd.	11,037
16	Hyundai Steel Co.	1,053
8	Korea Zinc Co., Ltd.	3,050
269	Severstal PAO (GDR)	3,020
18,000	Zijin Mining Group Co., Ltd. - Class H	5,704
		42,010
Multi-Utilities — 0.2%
6,300	YTL Corp. Bhd	2,842
Oil, Gas & Consumable Fuels — 1.2%
12,000	China Coal Energy Co., Ltd. - Class H	6,627
1,000	China Shenhua Energy Co., Ltd. - Class H	2,556
15	GS Holdings Corp.	580
30	MOL Hungarian Oil & Gas PLC	1,302
432	Polski Koncern Naftowy Orlen SA	6,758
100	PTT PCL	994
7	S-Oil Corp.	405
28	Tupras Turkiye Petrol Rafinerileri A/S	664
		19,886
Paper & Forest Products — 0.3%
98	Empresas CMPC SA	269
100	Fibria Celulose SA*	1,417
5,000	Nine Dragons Paper Holdings, Ltd.	3,116
		4,802
Personal Products — 1.5%
3	Amorepacific Corp.	9,061
7	AMOREPACIFIC Group	9,453
500	Hengan International Group Co., Ltd.	6,010
		24,524
Pharmaceuticals — 2.3%
28	Celltrion, Inc.	1,756
3,000	China Medical System Holdings, Ltd.	4,619
15,900	Kalbe Farma Tbk PT	2,267
172	Richter Gedeon Nyrt	2,368
500	Shanghai Fosun Pharmaceutical Group Co., Ltd.ß	1,668
24,000	Sihuan Pharmaceutical Holdings Group, Ltd.ß	13,661
4,000	Sino Biopharmaceutical, Ltd.	4,042
44	Yuhan Corp.	7,416
		37,797
Real Estate Investment Trusts (REITs) — 0.3%
2,000	Fibra Uno Administracion SA de CV	5,299
Real Estate Management & Development — 0.5%
4,200	Ayala Land, Inc.	3,614
100	China Vanke Co., Ltd. - Class H*	237
1,000	Evergrande Real Estate Group, Ltd.	505
7,700	Megaworld Corp.	935
2,600	SM Prime Holdings, Inc.	1,161
6,000	Yuexiu Property Co., Ltd.	1,176
		7,628
Road & Rail — 0.5%
26,600	BTS Group Holdings PCL	7,481
Semiconductor & Semiconductor Equipment — 3.7%
3,000	Advanced Semiconductor Engineering, Inc.	4,070
2,000	Epistar Corp.	3,216
28,000	Hanergy Thin Film Power Group, Ltd.*	25,202
2,000	Inotera Memories, Inc.*	2,656
1,000	Novatek Microelectronics Corp.	5,162
51,000	Semiconductor Manufacturing International Corp.*	4,908
2,000	Siliconware Precision Industries Co., Ltd.	3,296
264	SK Hynix, Inc.	10,796
		59,306
Software — 0.5%
53	NCSoft Corp.	8,660
Specialty Retail — 1.2%
29,000	GOME Electrical Appliances Holding, Ltd.	4,185
89	Hotel Shilla Co., Ltd.	7,853
336	Mr Price Group, Ltd.	7,192
		19,230
Technology Hardware, Storage & Peripherals — 2.0%
3,000	Acer, Inc.*	1,935
1,000	Asustek Computer, Inc.	10,048
2,000	Chicony Electronics Co., Ltd.	5,601
1,000	HTC Corp.*	4,454
2,000	Inventec Corp.	1,444
2,000	Lenovo Group, Ltd.	2,913
1,000	Pegatron Corp.	2,701
1	Samsung Electronics Co., Ltd.	1,297
3,000	Wistron Corp.	2,544
		32,937
Textiles, Apparel & Luxury Goods — 2.3%
5,000	Anta Sports Products, Ltd.	9,144
1,000	Eclat Textile Co., Ltd.	13,112
1,000	Pou Chen Corp.	1,398
3,000	Shenzhou International Group Holdings, Ltd.	13,509
		37,163
Tobacco — 2.3%
200	British American Tobacco Malaysia Bhd	3,709
2,800	Gudang Garam Tbk PT	10,938
284	KT&G Corp.	22,710
		37,357
Trading Companies & Distributors — 0.1%
10	Daewoo International Corp.	239
35	Samsung C&T Corp.	1,869
		2,108
Transportation Infrastructure — 2.4%
600	Airports of Thailand PCL	5,154
4,000	COSCO Pacific, Ltd.	5,247
1,300	Grupo Aeroportuario del Pacifico SAB de CV	8,524
240	International Container Terminal Services, Inc.	577
6,000	Jiangsu Expressway Co., Ltd.	8,062
8,000	Zhejiang Expressway Co., Ltd. - Class H	10,582
		38,146
Water Utilities — 0.5%
4,158	Aguas Andinas SA - Class A	2,435
4,000	Guangdong Investment, Ltd.	5,237
		7,672
Wireless Telecommunication Services — 7.6%
1,900	Advanced Info Service PCL	13,827
10,600	Axiata Group Bhd	20,228
1,000	China Mobile, Ltd.	13,035
14,200	DiGi.Com Bhd	24,109
118	ENTEL Chile SA	1,220
5,000	Far EasTone Telecommunications Co., Ltd.	12,056
8,300	Maxis Bhd	16,088
6,000	Taiwan Mobile Co., Ltd.	20,951
3,000	Tower Bersama Infrastructure Tbk PT	2,174
		123,688
Total Common Stocks (cost $1,376,187)		1,433,120
Preferred Stocks — 0.5%
Automobiles — 0.3%
8	Hyundai Motor Co. (Preference)	799
46	Hyundai Motor Co. (2nd Preference)	4,726
		5,525
Independent Power and Renewable Electricity Producers — 0.1%
200	Cia Energetica de Sao Paulo - Class B	1,483
Paper & Forest Products — 0.1%
300	Suzano Papel e Celulose SA - Class A	1,391
Total Preferred Stocks (cost $9,512)		8,399
Investment Companies — 11.2%
Exchange-Traded Funds (ETFs) — 6.0%
3,100	iShares India 50#	97,154
Investments Purchased with Cash Collateral from Securities Lending — 4.2%
67,725	Janus Cash Collateral Fund LLC, 0.1041%∞,£	67,725
Money Markets — 1.0%
16,000	Janus Cash Liquidity Fund LLC, 0.1097% ∞,£	16,000
Total Investment Companies (cost $175,412)		180,879
Total Investments (total cost $1,561,111) – 100%		$ 1,622,398

Summary of Investments by Country – (Long Positions)

March 31, 2015 (unaudited)

Country	Value	% of Investment Securities
China	$ 320,768	19.8%
Taiwan	288,526	17.8
South Korea	264,894	16.3
Malaysia	166,614	10.3
Thailand	100,110	6.2
India	97,154	6.0
United States	86,264	5.3
Philippines	65,310	4.0
South Africa	37,621	2.3
Indonesia	36,637	2.3
Poland	34,916	2.1
Mexico	32,321	2.0
Chile	26,610	1.6
Czech Republic	23,013	1.4
Egypt	20,436	1.3
Turkey	7,530	0.5
Brazil	6,984	0.4
Hungary	3,670	0.2
Russia	3,020	0.2
Total	$ 1,622,398	100.0%

Notes to Schedule of Investments (unaudited)

GDR	Global Depositary Receipt
LLC	Limited Liability Company
PCL	Public Company Limited
PLC	Public Limited Company

* Non-income producing security.

β Security is illiquid.

∞ Rate shown is the 7-day yield as of March 31, 2015.

# Loaned security; a portion of the security is on loan at March 31, 2015.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
INTECH Emerging Markets Managed Volatility Fund
Janus Cash Collateral Fund LLC	-	132,775	(65,050)	67,725	$ -	$ -	$ 67,725
Janus Cash Liquidity Fund LLC	-	609,001	(593,001)	16,000	-	12	16,000
					$ -	$ 12	$ 83,725

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$ —	$ 9,672	$ —
Air Freight & Logistics	—	16,207	—
Airlines	—	8,461	—
Auto Components	—	19,320	—
Automobiles	—	22,541	—
Building Products	—	4,076	—
Capital Markets	—	13,036	—
Chemicals	—	4,303	—
Commercial Banks	30,664	206,558	—
Commercial Services & Supplies	—	11,890	—
Construction & Engineering	2,134	26,549	—
Construction Materials	—	10,172	—
Consumer Finance	—	6,095	—
Diversified Financial Services	—	11,910	—
Diversified Telecommunication Services	—	106,526	—
Electric Utilities	—	29,438	—
Electrical Equipment	—	3,955	—
Electrical Equipment, Instruments & Components	—	15,831	—
Food & Staples Retailing	5,261	51,992	—
Food Products	4,808	32,753	—
Gas Utilities	—	15,086	—
Health Care Providers & Services	—	40,391	—
Hotels, Restaurants & Leisure	—	9,761	—
Household Durables	—	18,647	—
Household Products	—	11,818	—
Independent Power and Renewable Electricity Producers	3,933	26,105	—
Industrial Conglomerates	—	51,534	—
Information Technology Services	1,760	9,205	—
Insurance	—	39,005	—
Internet Software & Services	—	5,433	—
Machinery	—	6,507	—
Marine	—	7,307	—
Media	—	7,610	—
Metals & Mining	—	42,010	—
Multi-Utilities	—	2,842	—
Oil, Gas & Consumable Fuels	—	19,886	—
Paper & Forest Products	1,686	3,116	—
Personal Products	—	24,524	—
Pharmaceuticals	—	37,797	—
Real Estate Management & Development	—	7,628	—
Road & Rail	—	7,481	—
Semiconductor & Semiconductor Equipment	—	59,306	—
Software	—	8,660	—
Specialty Retail	—	19,230	—
Technology Hardware, Storage & Peripherals	—	32,937	—
Textiles, Apparel & Luxury Goods	—	37,163	—
Tobacco	3,709	33,648	—
Trading Companies & Distributors	—	2,108	—
Transportation Infrastructure	8,524	29,622	—
Water Utilities	2,435	5,237	—
Wireless Telecommunication Services	1,220	122,468	—
All Other	11,629	—	—

Preferred Stocks	—	8,399	—

Investment Companies	97,154	83,725	—

Total Assets	$ 174,917	$ 1,447,481	$ —

INTECH Global Income Managed Volatility Fund(1)

Schedule of Investments (unaudited)

As of March 31, 2015

Shares		Value
Common Stocks — 97.0%
Aerospace & Defense — 2.0%
349	BAE Systems PLC	$ 2,706
355	Cobham PLC	1,600
1,700	Lockheed Martin Corp.	345,032
		349,338
Capital Markets — 0.3%
1,800	CI Financial Corp.	50,330
276	ICAP PLC	2,157
100	IGM Financial, Inc.	3,554
		56,041
Chemicals — 0.3%
7,892	Israel Chemicals, Ltd.	56,147
24	Koninklijke DSM NV	1,341
		57,488
Commercial Banks — 2.8%
8,200	Bank of East Asia, Ltd.	32,667
800	Bank of Montreal	47,947
9,000	BOC Hong Kong Holdings, Ltd.	32,134
900	Canadian Imperial Bank of Commerce	65,254
1,000	DBS Group Holdings, Ltd.	14,801
10,700	Hang Seng Bank, Ltd.	193,717
2,300	Toronto-Dominion Bank#	98,455
		484,975
Commercial Services & Supplies — 0.1%
5,724	G4S PLC	25,102
Communications Equipment — 0%
200	Cisco Systems, Inc.	5,505
Containers & Packaging — 0.7%
11,447	Amcor, Ltd.	122,112
Diversified Consumer Services — 1.2%
6,500	H&R Block, Inc.	208,455
Diversified Financial Services — 0.1%
29	Deutsche Boerse AG	2,371
2,000	Singapore Exchange, Ltd.	11,860
		14,231
Diversified Telecommunication Services — 6.0%
1,000	AT&T, Inc.	32,650
1,277	BCE, Inc.	54,069
4,065	Belgacom SA	142,337
1,906	Elisa Oyj#	47,930
7,800	Nippon Telegraph & Telephone Corp.	480,706
250,000	PCCW, Ltd.	152,350
5,000	Singapore Telecommunications, Ltd.	15,942
111	Swisscom AG	64,494
3,815	TDC A/S	27,334
9,025	Telstra Corp., Ltd.	43,303
		1,061,115
Electric Utilities — 20.1%
35,000	Cheung Kong Infrastructure Holdings, Ltd.	300,599
105,500	CLP Holdings, Ltd.	921,294
9,104	Contact Energy, Ltd.	40,664
866	Duke Energy Corp.	66,491
1,100	Entergy Corp.	85,239
762	Eversource Energy	38,496
58	Fortum Oyj	1,216
600	NextEra Energy, Inc.	62,430
86,500	Power Assets Holdings, Ltd.	883,462
6,100	PPL Corp.	205,326
724	Red Electrica Corp. SA	58,734
16,300	Southern Co.	721,764
1,739	SSE PLC	38,620
11,266	Terna Rete Elettrica Nazionale SpA	49,595
1,300	Xcel Energy, Inc.	45,253
		3,519,183
Energy Equipment & Services — 0%
42	Technip SA	2,545
Food & Staples Retailing — 1.9%
3,900	Lawson, Inc.	270,777
400	Sysco Corp.	15,092
1,762	Woolworths, Ltd.	39,455
		325,324
Food Products — 2.8%
400	Campbell Soup Co.	18,620
2,500	ConAgra Foods, Inc.	91,325
2,900	General Mills, Inc.	164,140
2,900	Kellogg Co.	191,255
2,192	Tate & Lyle PLC	19,420
		484,760
Gas Utilities — 0.3%
9,230	Snam SpA	44,701
Health Care Equipment & Supplies — 0.1%
254	Cochlear, Ltd.	17,468
Health Care Providers & Services — 1.5%
16,855	Sonic Healthcare, Ltd.	261,802
Hotels, Restaurants & Leisure — 3.9%
4,400	McDonald's Corp.	428,736
12,000	SJM Holdings, Ltd.	15,639
110,800	Wynn Macau, Ltd.#	238,441
		682,816
Household Durables — 0.4%
1,600	Garmin, Ltd.	76,032
Household Products — 6.7%
3,100	Clorox Co.	342,209
7,800	Kimberly-Clark Corp.	835,458
		1,177,667
Industrial Conglomerates — 1.1%
3,000	Keppel Corp., Ltd.	19,627
95,000	NWS Holdings, Ltd.	158,229
8,000	SembCorp Industries, Ltd.	24,538
		202,394
Insurance — 1.1%
2,329	Admiral Group PLC	52,776
25,394	Direct Line Insurance Group PLC	120,041
300	Great-West Lifeco, Inc.	8,675
76	SCOR SE	2,566
25	Tryg A/S	2,946
		187,004
Leisure Products — 0.1%
100	Hasbro, Inc.	6,324
300	Mattel, Inc.	6,855
		13,179
Machinery — 0.1%
4,000	SembCorp Marine, Ltd.	8,500
4,000	Yangzijiang Shipbuilding Holdings, Ltd.	3,682
		12,182
Marine — 0.3%
332	Kuehne + Nagel International AG	49,358
Media — 3.6%
2,023	Eutelsat Communications SA	66,971
4,943	SES SA (FDR)	174,933
6,600	Shaw Communications, Inc. - Class B	148,114
16,581	Sky PLC	243,961
		633,979
Metals & Mining — 0%
4,450	Fortescue Metals Group, Ltd.	6,592
Multi-Utilities — 12.9%
300	Alliant Energy Corp.	18,900
100	CenterPoint Energy, Inc.	2,041
1,400	CMS Energy Corp.	48,874
13,700	Consolidated Edison, Inc.	835,700
700	DTE Energy Co.	56,483
400	Integrys Energy Group, Inc.	28,808
5,191	National Grid PLC	66,358
15,000	PG&E Corp.	796,050
1,800	Public Service Enterprise Group, Inc.	75,456
1,200	SCANA Corp.	65,988
1,500	Sempra Energy	163,530
2,000	Wisconsin Energy Corp.#	99,000
		2,257,188
Oil, Gas & Consumable Fuels — 0.2%
400	Canadian Oil Sands, Ltd.	3,111
200	ConocoPhillips	12,452
600	Husky Energy, Inc.	12,247
		27,810
Pharmaceuticals — 8.4%
3,100	Bristol-Myers Squibb Co.	199,950
11,700	Eisai Co., Ltd.	832,114
300	Eli Lilly & Co.	21,795
100	Johnson & Johnson	10,060
2,900	Merck & Co., Inc.	166,692
380	Novartis AG	37,589
800	Pfizer, Inc.	27,832
3,600	Takeda Pharmaceutical Co., Ltd.	179,967
		1,475,999
Real Estate Management & Development — 3.2%
3,000	Daito Trust Construction Co., Ltd.	335,640
3,000	Sun Hung Kai Properties, Ltd.	46,185
7,500	Swire Pacific, Ltd. - Class A	101,970
963	Swiss Prime Site AG*	83,710
		567,505
Road & Rail — 0.4%
30,000	ComfortDelGro Corp., Ltd.	63,169
Semiconductor & Semiconductor Equipment — 0.1%
200	Intel Corp.	6,254
400	Maxim Integrated Products, Inc.	13,924
		20,178
Specialty Retail — 0.1%
330	Kingfisher PLC	1,862
700	Staples, Inc.	11,399
		13,261
Technology Hardware, Storage & Peripherals — 0.7%
1,400	Canon, Inc.	49,516
1,500	Seagate Technology PLC	78,045
		127,561
Textiles, Apparel & Luxury Goods — 0.8%
600	Coach, Inc.	24,858
413	Hugo Boss AG	50,283
28,000	Li & Fung, Ltd.	27,314
8,500	Yue Yuen Industrial Holdings, Ltd.	30,004
		132,459
Tobacco — 10.1%
800	Altria Group, Inc.	40,016
13,000	Lorillard, Inc.	849,550
12,800	Reynolds American, Inc.	882,048
		1,771,614
Trading Companies & Distributors — 0%
200	Rexel SA	3,772
Transportation Infrastructure — 1.1%
55,715	Auckland International Airport, Ltd.	187,068
Wireless Telecommunication Services — 1.5%
4,800	NTT DOCOMO, Inc.	83,410
2,900	Rogers Communications, Inc. - Class B	97,094
29,000	StarHub, Ltd.	91,944
		272,448
Total Common Stocks (cost $16,163,829)		17,001,380
Investment Companies — 3.0%
Investments Purchased with Cash Collateral from Securities Lending — 1.7%
299,822	Janus Cash Collateral Fund LLC, 0.1041%∞,£	299,822
Money Markets — 1.3%
232,000	Janus Cash Liquidity Fund LLC, 0.1097%∞,£	232,000
Total Investments Companies (cost $531,822)		531,822
Total Investments (total cost $16,695,651) – 100%		$ 17,533,202

(1) Formerly named INTECH Global Dividend Fund.

Summary of Investments by Country – (Long Positions)

March 31, 2015 (unaudited)

Country	Value	% of Investment Securities
United States	$ 9,060,214	51.7%
Hong Kong	3,134,005	17.9
Japan	2,232,130	12.7
Canada	588,850	3.4
United Kingdom	574,603	3.3
Australia	490,732	2.8
Singapore	254,063	1.5
France	250,787	1.4
Switzerland	235,151	1.3
New Zealand	227,732	1.3
Belgium	142,337	0.8
Italy	94,296	0.5
Spain	58,734	0.3
Israel	56,147	0.3
Germany	52,654	0.3
Finland	49,146	0.3
Denmark	30,280	0.2
Netherlands	1,341	0.0
Total	$ 17,533,202	100.0%

Notes to Schedule of Investments (unaudited)

FDR	Fixed Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

* Non-income producing security.

∞ Rate shown is the 7-day yield as of March 31, 2015.

# Loaned security; a portion or all of the security is on loan at March 31, 2015.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
INTECH Global Income Managed Volatility Fund
Janus Cash Collateral Fund LLC	422,686	2,123,074	(2,245,938)	299,822	$ -	$ 2,218(1)	$ 299,822
Janus Cash Liquidity Fund LLC	236,030	11,300,108	(11,304,138)	232,000	-	175	232,000
					$ -	$ 2,393	$ 531,822

(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$ 345,032	$ 4,306	$ —
Capital Markets	53,884	2,157	—
Chemicals	—	57,488	—
Commercial Banks	211,656	273,319	—
Commercial Services & Supplies	—	25,102	—
Containers & Packaging	—	122,112	—
Diversified Financial Services	—	14,231	—
Diversified Telecommunication Services	86,719	974,396	—
Electric Utilities	1,224,999	2,294,184	—
Energy Equipment & Services	—	2,545	—
Food & Staples Retailing	15,092	310,232	—
Food Products	465,340	19,420	—
Gas Utilities	—	44,701	—
Health Care Equipment & Supplies	—	17,468	—
Health Care Providers & Services	—	261,802	—
Hotels, Restaurants & Leisure	428,736	254,080	—
Industrial Conglomerates	—	202,394	—
Insurance	8,675	178,329	—
Machinery	—	12,182	—
Marine	—	49,358	—
Media	148,114	485,865	—
Metals & Mining	—	6,592	—
Multi-Utilities	2,190,830	66,358	—
Pharmaceuticals	426,329	1,049,670	—
Real Estate Management & Development	—	567,505	—
Road & Rail	—	63,169	—
Specialty Retail	11,399	1,862	—
Technology Hardware, Storage & Peripherals	78,045	49,516	—
Textiles, Apparel & Luxury Goods	24,858	107,601	—
Trading Companies & Distributors	—	3,772	—
Transportation Infrastructure	—	187,068	—
Wireless Telecommunication Services	97,094	175,354	—
All Other	3,300,440	—	—

Investment Companies	—	531,822	—
Total Assets	$ 9,117,242	$ 8,415,960	$ —

INTECH International Managed Volatility Fund(1)

Schedule of Investments (unaudited)

As of March 31, 2015

Shares		Value
Common Stocks — 97.5%
Aerospace & Defense — 0.7%
26,373	BAE Systems PLC	$ 204,443
19,585	Cobham PLC	88,293
3,430	Finmeccanica SpA*	40,776
347	Safran SA	24,247
3,200	Singapore Technologies Engineering, Ltd.	8,108
428	Thales SA	23,753
3,545	Zodiac Aerospace	117,470
		507,090
Air Freight & Logistics — 0.3%
9,525	Toll Holdings, Ltd.	64,121
8,500	Yamato Holdings Co., Ltd.	196,274
		260,395
Airlines — 1.4%
147,000	Cathay Pacific Airways, Ltd.	339,996
5,209	easyJet PLC	145,341
24,725	International Consolidated Airlines Group SA*	221,607
31,300	Singapore Airlines, Ltd.	272,591
		979,535
Auto Components — 0.9%
400	Bridgestone Corp.	16,053
6,300	Koito Manufacturing Co., Ltd.	189,578
7,400	NOK Corp.	223,123
1,600	Sumitomo Rubber Industries, Ltd.	29,549
641	Valeo SA	95,810
9,000	Yokohama Rubber Co., Ltd.	92,941
		647,054
Automobiles — 0.4%
508	Daimler AG	48,920
4,035	Fiat Chrysler Automobiles NV*	65,594
3,200	Fuji Heavy Industries, Ltd.	106,408
1,500	Toyota Motor Corp.	104,701
		325,623
Beverages — 1.0%
311	Anheuser-Busch InBev NV	38,038
3,300	Asahi Group Holdings, Ltd.	104,869
568	Diageo PLC	15,659
12,800	Suntory Beverage & Food, Ltd.	547,975
		706,541
Biotechnology — 2.0%
2,037	Actelion, Ltd.*	235,930
16,983	CSL, Ltd.	1,189,118
		1,425,048
Building Products — 0.1%
1,018	Assa Abloy AB - Class B	60,705
Capital Markets — 0.5%
5,726	ICAP PLC	44,735
1,700	Julius Baer Group, Ltd.*	85,268
745	Partners Group Holding AG	222,149
		352,152
Chemicals — 3.1%
1,000	Air Water, Inc.	17,892
27,000	Asahi Kasei Corp.	258,374
908	Croda International PLC	36,852
13,000	Daicel Corp.	155,236
51	Givaudan SA*	92,114
30,408	Israel Chemicals, Ltd.	216,335
25,000	Mitsubishi Chemical Holdings Corp.	145,499
3,000	Mitsui Chemicals, Inc.	9,642
7,000	Nippon Paint Holdings Co., Ltd.	256,443
1,500	Nitto Denko Corp.	100,293
1,600	Shin-Etsu Chemical Co., Ltd.	104,604
5,000	Sumitomo Chemical Co., Ltd.	25,747
4,520	Symrise AG	285,853
57,000	Teijin, Ltd.	193,693
27,000	Toray Industries, Inc.	226,418
1,981	Yara International ASA	100,844
		2,225,839
Commercial Banks — 4.7%
130,190	Bank Hapoalim BM	627,318
56,292	Bank Leumi Le-Israel BM*	209,075
28,800	Bank of East Asia, Ltd.	114,731
3,537	Bankinter SA	26,961
141,000	BOC Hong Kong Holdings, Ltd.	503,425
32,000	DBS Group Holdings, Ltd.	473,644
9,000	Fukuoka Financial Group, Inc.	46,394
3,000	Gunma Bank, Ltd.	20,293
55,000	Hang Seng Bank, Ltd.	995,744
22,000	Oversea-Chinese Banking Corp., Ltd.	169,341
10,000	United Overseas Bank, Ltd.	167,450
		3,354,376
Commercial Services & Supplies — 0.5%
2,008	Brambles, Ltd.	17,579
1,186	Securitas AB - Class B	17,029
2,154	Societe BIC SA	306,740
		341,348
Communications Equipment — 0%
2,257	Telefonaktiebolaget LM Ericsson - Class B	28,340
Construction & Engineering — 0.5%
4,478	Boskalis Westminster NV	220,464
1,803	Skanska AB - Class B	40,364
17,000	Taisei Corp.	96,168
		356,996
Construction Materials — 0.1%
1,677	CRH PLC	43,657
Containers & Packaging — 0.6%
38,414	Amcor, Ltd.	409,784
Diversified Financial Services — 1.3%
515	Deutsche Boerse AG	42,109
25,000	Hong Kong Exchanges & Clearing, Ltd.	611,226
2,224	London Stock Exchange Group PLC	80,985
1,149	Pargesa Holding SA	80,629
20,000	Singapore Exchange, Ltd.	118,595
		933,544
Diversified Telecommunication Services — 4.7%
9,664	Belgacom SA	338,389
205,877	Bezeq Israeli Telecommunication Corp., Ltd.	383,879
2,335	Deutsche Telekom AG	42,750
8,686	Elisa Oyj#	218,428
274,000	HKT Trust & HKT, Ltd.	352,293
10,626	Inmarsat PLC	145,761
5,926	Koninklijke KPN NV	20,051
2,600	Nippon Telegraph & Telephone Corp.	160,235
5,970	Orange SA	96,036
78,000	Singapore Telecommunications, Ltd.	248,696
226,589	Spark New Zealand, Ltd.	502,922
757	Swisscom AG	439,837
6,816	TDC A/S	48,835
75,635	Telstra Corp., Ltd.	362,907
		3,361,019
Electric Utilities — 5.8%
61,000	Cheung Kong Infrastructure Holdings, Ltd.	523,902
87,500	CLP Holdings, Ltd.	764,106
605	Fortum Oyj	12,680
1,200	Hokuriku Electric Power Co.	15,906
31,574	Iberdrola SA	203,449
2,400	Kansai Electric Power Co., Inc.*	22,922
133,500	Power Assets Holdings, Ltd.	1,363,493
7,820	Red Electrica Corp. SA	634,397
25,043	SSE PLC	556,156
16,537	Terna Rete Elettrica Nazionale SpA	72,799
		4,169,810
Electrical Equipment — 0.4%
800	Mabuchi Motor Co., Ltd.	42,443
3,500	Nidec Corp.	232,791
		275,234
Electronic Equipment, Instruments & Components — 1.1%
3,100	Citizen Holdings Co., Ltd.	23,789
13,600	Hoya Corp.	545,619
700	Murata Manufacturing Co., Ltd.	96,451
2,000	Shimadzu Corp.	22,325
1,400	TDK Corp.	99,516
		787,700
Food & Staples Retailing — 0.4%
3,600	Aeon Co., Ltd.	39,554
898	Colruyt SA	39,068
428	Delhaize Group SA	38,509
1,000	FamilyMart Co., Ltd.	41,875
856	ICA Gruppen AB	28,725
1,110	Koninklijke Ahold NV	21,895
1,200	Lawson, Inc.	83,316
		292,942
Food Products — 7.9%
11,000	Ajinomoto Co., Inc.	241,411
15,030	Associated British Foods PLC	627,839
7,900	Calbee, Inc.	343,465
11	Chocoladefabriken Lindt & Sprungli AG (REG)	696,223
96	Chocoladefabriken Lindt & Sprungli AG (PC)	514,574
3,799	Kerry Group PLC - Class A	255,124
7,000	Kikkoman Corp.	222,330
4,400	MEIJI Holdings Co., Ltd.	537,103
16,142	Nestle SA	1,219,088
18,000	NH Foods, Ltd.	415,255
3,400	Nisshin Seifun Group, Inc.	40,045
5,400	Nissin Foods Holdings Co., Ltd.	265,182
2,741	Tate & Lyle PLC	24,283
4,000	Toyo Suisan Kaisha, Ltd.	141,000
380	Unilever NV	15,895
65,600	Wilmar International, Ltd.	155,383
		5,714,200
Gas Utilities — 3.1%
74,482	APA Group	512,954
13,120	Enagas SA	375,441
5,381	Gas Natural SDG SA	120,783
372,000	Hong Kong & China Gas Co., Ltd.	860,048
2,696	Snam SpA	13,057
53,000	Tokyo Gas Co., Ltd.	333,832
		2,216,115
Health Care Equipment & Supplies — 1.4%
1,585	Cochlear, Ltd.	109,006
5,382	Coloplast A/S - Class B	407,362
501	Essilor International SA	57,518
1,500	Sysmex Corp.	83,386
12,000	Terumo Corp.	316,759
390	William Demant Holding A/S*	33,129
		1,007,160
Health Care Providers & Services — 2.1%
2,529	Celesio AG	74,754
1,374	Fresenius Medical Care AG & Co. KGaA	114,338
3,997	Fresenius SE & Co. KGaA	238,652
7,961	Ramsay Health Care, Ltd.	406,487
30,204	Ryman Healthcare, Ltd.	176,911
34,279	Sonic Healthcare, Ltd.	532,442
		1,543,584
Health Care Technology — 0.1%
2,000	M3, Inc.	42,505
Hotels, Restaurants & Leisure — 3.5%
6,519	Carnival PLC	318,550
19,106	Compass Group PLC	331,784
169	InterContinental Hotels Group PLC	6,595
3,945	Merlin Entertainments PLC	25,805
19,200	Oriental Land Co., Ltd.	1,455,050
230	Sodexo SA	22,439
18,269	Tabcorp Holdings, Ltd.	65,864
2,277	Tatts Group, Ltd.	6,893
4,011	Whitbread PLC	311,677
		2,544,657
Household Durables — 0.3%
1,198	Persimmon PLC*	29,535
1,600	Sony Corp.*	42,781
40,000	Techtronic Industries Co.	134,731
		207,047
Household Products — 0.7%
515	Henkel AG & Co. KGaA	53,256
833	Reckitt Benckiser Group PLC	71,382
14,400	Unicharm Corp.	377,981
		502,619
Independent Power and Renewable Electricity Producers — 0.4%
5,800	Electric Power Development Co., Ltd.	195,714
56,421	Meridian Energy, Ltd.	85,295
		281,009
Industrial Conglomerates — 0.4%
13,000	Hutchison Whampoa, Ltd.	179,833
18,000	Keihan Electric Railway Co., Ltd.	109,789
		289,622
Information Technology Services — 0.2%
1,200	Nomura Research Institute, Ltd.	45,172
2,300	NTT Data Corp.	100,230
		145,402
Insurance — 1.8%
5,179	Admiral Group PLC	117,357
258	Baloise Holding AG	34,109
14,621	Friends Life Group, Ltd.	89,545
2,038	Hannover Rueck SE	210,774
81,478	Insurance Australia Group, Ltd.	377,575
435	Swiss Re AG	42,118
1,403	Tryg A/S#	165,343
725	Zurich Insurance Group AG*	245,637
		1,282,458
Internet Software & Services — 0%
488	United Internet AG	22,247
Leisure Products — 0.3%
1,700	Shimano, Inc.	253,106
Life Sciences Tools & Services — 0.2%
1,399	Lonza Group AG*	174,815
Machinery — 1.4%
200	FANUC Corp.	43,711
3,000	IHI Corp.	14,062
20,000	Kawasaki Heavy Industries, Ltd.	101,065
5,300	Komatsu, Ltd.	104,249
2,136	Kone Oyj - Class B	94,673
3,172	MAN SE	334,232
3,000	Minebea Co., Ltd.	47,406
800	Nabtesco Corp.	23,187
215	Schindler Holding AG (REG)	35,159
265	Schindler Holding AG (PC)	44,115
27,000	Sumitomo Heavy Industries, Ltd.	177,051
		1,018,910
Marine — 0.1%
428	Kuehne + Nagel International AG	63,630
Media — 4.2%
2,349	Altice SA*	253,635
604	Axel Springer SE	35,715
14,870	Eutelsat Communications SA	492,268
412	JCDecaux SA	13,836
2,139	Kabel Deutschland Holding AG*	278,252
6,076	Numericable-SFR SAS*	331,294
1,324	Pearson PLC	28,461
343	Publicis Groupe SA	26,479
2,535	Reed Elsevier NV	63,191
7,704	Reed Elsevier PLC	132,313
22,406	SES SA (FDR)	792,949
146,000	Singapore Press Holdings, Ltd.	445,636
1,348	Sky PLC	19,833
588	Vivendi SA*	14,618
2,999	Wolters Kluwer NV	98,002
		3,026,482
Metals & Mining — 1.3%
211,913	Alumina, Ltd.	258,424
1,498	Boliden AB	29,760
1,320	Fresnillo PLC	13,323
14,000	Hitachi Metals, Ltd.	215,312
94,000	Kobe Steel, Ltd.	173,773
16,393	Newcrest Mining, Ltd.*	166,143
1,258	Randgold Resources, Ltd.	87,282
		944,017
Multi-Utilities — 1.3%
10,473	AGL Energy, Ltd.	121,021
3,150	GDF Suez	62,321
58,826	National Grid PLC	751,988
		935,330
Multiline Retail — 2.9%
5,200	Don Quijote Holdings Co., Ltd.	423,552
9,700	Isetan Mitsukoshi Holdings, Ltd.	160,598
2,600	Marui Group Co., Ltd.	29,553
13,936	Next PLC	1,451,803
		2,065,506
Oil, Gas & Consumable Fuels — 1.4%
12,313	Caltex Australia, Ltd.	327,255
2,507	Koninklijke Vopak NV	138,523
15,644	Neste Oil Oyj#	410,163
13,000	TonenGeneral Sekiyu KK	112,070
		988,011
Paper & Forest Products — 0%
2,214	Stora Enso Oyj - Class R	22,807
Personal Products — 0.4%
4,100	Kao Corp.	204,728
368	L'Oreal SA	67,748
		272,476
Pharmaceuticals — 8.4%
31,900	Astellas Pharma, Inc.	522,799
4,649	AstraZeneca PLC	318,692
7,000	Eisai Co., Ltd.	497,846
803	Merck KGaA	90,108
12,600	Mitsubishi Tanabe Pharma Corp.	216,561
4,727	Novartis AG	467,593
23,838	Novo Nordisk A/S - Class B	1,275,756
11,500	Otsuka Holdings Co., Ltd.	360,212
468	Roche Holding AG	129,087
429	Sanofi	42,208
2,500	Santen Pharmaceutical Co., Ltd.	36,383
10,300	Shionogi & Co., Ltd.	343,726
8,251	Shire PLC	656,032
1,800	Takeda Pharmaceutical Co., Ltd.	89,983
15,421	Teva Pharmaceutical Industries, Ltd.	961,336
114	UCB SA	8,214
		6,016,536
Real Estate Investment Trusts (REITs) — 4.9%
196,000	CapitaCommercial Trust	251,794
10,130	Dexus Property Group	58,299
97	Fonciere Des Regions	9,595
27,380	Goodman Group	131,894
136,366	GPT Group	473,604
89	Japan Prime Realty Investment Corp.	306,269
4	Japan Real Estate Investment Corp.	18,810
144	Japan Retail Fund Investment Corp.	286,296
720	Klepierre	35,365
1,075	Land Securities Group PLC	19,972
92,500	Link REIT	569,242
173	Nippon Prologis REIT, Inc.	381,091
76,580	Scentre Group	217,539
69,000	Suntec Real Estate Investment Trust	93,161
113	Unibail-Rodamco SE	30,492
242	United Urban Investment Corp.	376,960
41,216	Westfield Corp.	298,944
		3,559,327
Real Estate Management & Development — 6.3%
3,400	City Developments, Ltd.	24,909
11,000	CK Hutchison Holdings, Ltd.	225,045
4,500	Daito Trust Construction Co., Ltd.	503,460
8,514	Deutsche Annington Immobilien SE	287,631
6,156	Deutsche Wohnen AG	157,835
47,000	Henderson Land Development Co., Ltd.	329,666
36,000	Hysan Development Co., Ltd.	158,084
28,500	Kerry Properties, Ltd.	99,178
33,511	Lend Lease Group	423,259
122,000	New World Development Co., Ltd.	141,195
20,000	Sun Hung Kai Properties, Ltd.	307,902
38,000	Swire Pacific, Ltd. - Class A	516,646
102,200	Swire Properties, Ltd.	332,079
5,320	Swiss Prime Site AG*	462,451
49,000	UOL Group, Ltd.	271,860
2,000	Wharf Holdings, Ltd.	13,942
55,000	Wheelock & Co., Ltd.	280,764
		4,535,906
Road & Rail — 2.8%
100	Central Japan Railway Co.	18,110
258,000	ComfortDelGro Corp., Ltd.	543,251
3,000	Keio Corp.	23,562
15,000	Keisei Electric Railway Co., Ltd.	186,508
78,500	MTR Corp., Ltd.	372,939
100,000	Nagoya Railroad Co., Ltd.	399,916
16,000	Nippon Express Co., Ltd.	89,563
7,100	West Japan Railway Co.	372,856
		2,006,705
Semiconductor & Semiconductor Equipment — 0.2%
1,550	ARM Holdings PLC	25,374
578	ASML Holding NV	58,886
2,456	STMicroelectronics NV	22,889
700	Tokyo Electron, Ltd.	48,814
		155,963
Software — 1.2%
8,235	Dassault Systemes	557,867
3,233	NICE Systems, Ltd.	197,739
11,689	Sage Group PLC	80,886
		836,492
Specialty Retail — 2.2%
47,666	Dixons Carphone PLC	291,603
1,000	Fast Retailing Co., Ltd.	387,139
676	Hennes & Mauritz AB - Class B	27,414
6,300	Nitori Holdings Co., Ltd.	427,448
1,100	Shimamura Co., Ltd.	101,949
84,600	Yamada Denki Co., Ltd.#	349,054
		1,584,607
Technology Hardware, Storage & Peripherals — 0.1%
2,100	Canon, Inc.	74,273
400	FUJIFILM Holdings Corp.	14,249
1,400	Konica Minolta, Inc.	14,241
		102,763
Textiles, Apparel & Luxury Goods — 1.7%
2,800	Asics Corp.	76,055
5,822	Burberry Group PLC	149,499
578	Christian Dior SE	108,557
3,453	Hugo Boss AG	420,403
2,625	Luxottica Group SpA	166,632
164	LVMH Moet Hennessy Louis Vuitton SE	28,939
944	Pandora A/S	86,079
49,000	Yue Yuen Industrial Holdings, Ltd.	172,969
		1,209,133
Tobacco — 0.3%
5,122	Imperial Tobacco Group PLC	224,818
1,191	Swedish Match AB	35,050
		259,868
Trading Companies & Distributors — 1.2%
22,798	Bunzl PLC	618,482
2,489	Travis Perkins PLC	71,886
2,517	Wolseley PLC	148,855
		839,223
Transportation Infrastructure — 1.1%
1,897	Aeroports de Paris	226,888
19,834	Groupe Eurotunnel SE	284,251
35,619	Transurban Group	257,917
		769,056
Water Utilities — 0.9%
3,898	Severn Trent PLC	118,996
40,035	United Utilities Group PLC	553,902
		672,898
Wireless Telecommunication Services — 0.3%
6,600	KDDI Corp.	149,549
3,383	Tele2 AB - Class B	40,473
		190,022
Total Common Stocks (cost $66,245,344)		70,146,946
Preferred Stocks — 0.1%
Household Products — 0.1%
323	Henkel AG & Co. KGaA	38,037
Media — 0%
736	ProSiebenSat.1 Media AG	36,163
Total Preferred Stocks (cost $73,340)		74,200
Investment Companies — 2.4%

Investments Purchased with Cash Collateral from Securities Lending — 1.3%
912,367	Janus Cash Collateral Fund LLC, 0.1041%∞,£	912,367

Money Markets — 1.1%
757,000	Janus Cash Liquidity Fund LLC, 0.1097% ∞,£	757,000
Total Investment Companies (cost $1,669,367)		1,669,367
Total Investments (total cost $67,988,051) – 100%		$ 71,890,513

(1)   Formerly named INTECH International Fund

Summary of Investments by Country – (Long Positions)
March 31, 2015 (unaudited)

Country	Value	% of Investment Securities
Japan	$ 18,761,004	26.1%
Hong Kong	10,263,179	14.3
United Kingdom	9,036,577	12.6
Australia	6,789,029	9.5
Switzerland	5,284,526	7.4
France	3,892,577	5.4
Singapore	3,244,419	4.5
Germany	2,812,029	3.9
Israel	2,595,682	3.6
Denmark	2,016,504	2.8
United States	1,669,367	2.3
Spain	1,582,638	2.2
Netherlands	890,542	1.2
New Zealand	765,128	1.1
Finland	758,751	1.1
Belgium	462,218	0.6
Italy	358,858	0.5
Sweden	307,860	0.4
Ireland	298,781	0.4
Norway	100,844	0.1
Total	$ 71,890,513	100.0%

Notes to Schedule of Investments (unaudited)

FDR	Fixed Depositary Receipt
LLC	Limited Liability Company
PC	Participation Certificate
PLC	Public Limited Company
REG	Registered

* Non-income producing security.

∞ Rate shown is the 7-day yield as of March 31, 2015.

# Loaned security; a portion of the security is on loan at March 31, 2015.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
INTECH International Managed Volatility Fund
Janus Cash Collateral Fund LLC	2,157,687	6,211,334	(7,456,654)	912,367	$ -	$ 13,514(1)	$ 912,367
Janus Cash Liquidity Fund LLC	441,146	32,646,291	(32,330,437)	757,000	-	413	757,000
					$ -	$ 13,927	$ 1,669,367

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$ —	$ 507,090	$ —
Air Freight & Logistics	—	260,395	—
Airlines	—	979,535	—
Auto Components	—	647,054	—
Automobiles	—	325,623	—
Beverages	—	706,541	—
Biotechnology	—	1,425,048	—
Building Products	—	60,705	—
Capital Markets	—	352,152	—
Chemicals	—	2,225,839	—
Commercial Banks	—	3,354,376	—
Commercial Services & Supplies	—	341,348	—
Communications Equipment	—	28,340	—
Construction & Engineering	—	356,996	—
Construction Materials	—	43,657	—
Containers & Packaging	—	409,784	—
Diversified Financial Services	—	933,544	—
Diversified Telecommunication Services	—	3,361,019	—
Electric Utilities	—	4,169,810	—
Electrical Equipment	—	275,234	—
Electrical Equipment, Instruments & Components	—	787,700	—
Food & Staples Retailing	—	292,942	—
Food Products	—	5,714,200	—
Gas Utilities	—	2,216,115	—
Health Care Equipment & Supplies	—	1,007,160	—
Health Care Providers & Services	—	1,543,584	—
Health Care Technology	—	42,505	—
Hotels, Restaurants & Leisure	—	2,544,657	—
Household Durables	—	207,047	—
Household Products	—	502,619	—
Independent Power and Renewable Electricity Producers	—	281,009	—
Industrial Conglomerates	—	289,622	—
Information Technology Services	—	145,402	—
Insurance	—	1,282,458	—
Internet Software & Services	—	22,247	—
Leisure Products	—	253,106	—
Life Sciences Tools & Services	—	174,815	—
Machinery	—	1,018,910	—
Marine	—	63,630	—
Media	—	3,026,482	—
Metals & Mining	—	944,017	—
Multi-Utilities	—	935,330	—
Multiline Retail	—	2,065,506	—
Oil, Gas & Consumable Fuels	—	988,011	—
Paper & Forest Products	—	22,807	—
Personal Products	—	272,476	—
Pharmaceuticals	—	6,016,536	—
Real Estate Investment Trusts (REITs)	—	3,559,327	—
Real Estate Management & Development	—	4,535,906	—
Road & Rail	—	2,006,705	—
Semiconductor & Semiconductor Equipment	—	155,963	—
Software	—	836,492	—
Specialty Retail	—	1,584,607	—
Technology Hardware, Storage & Peripherals	—	102,763	—
Textiles, Apparel & Luxury Goods	—	1,209,133	—
Tobacco	—	259,868	—
Trading Companies & Distributors	—	839,223	—
Transportation Infrastructure	—	769,056	—
Water Utilities	—	672,898	—
Wireless Telecommunication Services	—	190,022	—

Preferred Stocks	—	74,200	—

Investment Companies	—	1,669,367	—

Total Assets	$ —	$ 71,890,513	$ —

INTECH U.S. Core Fund

Schedule of Investments (unaudited)

As of March 31, 2015

Shares		Value
Common Stocks — 99.4%
Aerospace & Defense — 4.6%
28,800	General Dynamics Corp.	$ 3,909,024
92,900	Lockheed Martin Corp.	18,854,984
19,800	Northrop Grumman Corp.	3,187,008
73,200	Raytheon Co.	7,997,100
		33,948,116
Air Freight & Logistics — 1.1%
72,300	CH Robinson Worldwide, Inc.#	5,293,806
18,200	FedEx Corp.	3,011,190
		8,304,996
Airlines — 2.2%
26,900	Delta Air Lines, Inc.	1,209,424
333,700	Southwest Airlines Co.	14,782,910
		15,992,334
Beverages — 1.5%
2,400	Constellation Brands, Inc. - Class A*	278,904
101,200	Dr Pepper Snapple Group, Inc.	7,942,176
32,800	PepsiCo, Inc.	3,136,336
		11,357,416
Biotechnology — 3.3%
37,800	Amgen, Inc.	6,042,330
24,800	Celgene Corp.*	2,858,944
52,000	Gilead Sciences, Inc.*	5,102,760
16,600	Regeneron Pharmaceuticals, Inc.*	7,494,568
24,000	Vertex Pharmaceuticals, Inc.*	2,831,280
		24,329,882
Capital Markets — 3.6%
57,700	Bank of New York Mellon Corp.	2,321,848
26,900	E*TRADE Financial Corp.*	768,130
30,300	Goldman Sachs Group, Inc.	5,695,491
5,200	Legg Mason, Inc.	287,040
209,500	Morgan Stanley	7,477,055
85,300	Northern Trust Corp.	5,941,145
55,200	State Street Corp.	4,058,856
		26,549,565
Chemicals — 1.3%
1,500	Air Products & Chemicals, Inc.	226,920
23,400	Airgas, Inc.	2,482,974
8,800	Ecolab, Inc.	1,006,544
41,400	LyondellBasell Industries NV - Class A	3,634,920
5,300	Sherwin-Williams Co.	1,507,850
7,500	Sigma-Aldrich Corp.	1,036,875
		9,896,083
Commercial Banks — 0.9%
28,800	M&T Bank Corp.	3,657,600
59,080	Wells Fargo & Co.	3,213,952
		6,871,552
Commercial Services & Supplies — 2.1%
13,500	ADT Corp.#	560,520
48,900	Cintas Corp.	3,991,707
120,900	Republic Services, Inc.	4,903,704
1,800	Stericycle, Inc.*	252,774
102,800	Waste Management, Inc.	5,574,844
		15,283,549
Communications Equipment — 0.3%
18,200	F5 Networks, Inc.*	2,091,908
Consumer Finance — 2.7%
76,900	Capital One Financial Corp.	6,061,258
170,400	Discover Financial Services	9,602,040
213,100	Navient Corp.	4,332,323
		19,995,621
Containers & Packaging — 1.0%
55,500	Ball Corp.	3,920,520
79,600	Sealed Air Corp.	3,626,576
		7,547,096
Distributors — 0.7%
55,200	Genuine Parts Co.	5,144,088
Diversified Financial Services — 3.3%
9,100	Berkshire Hathaway, Inc. - Class B*	1,313,312
135,500	CME Group, Inc.	12,833,205
41,400	McGraw Hill Financial, Inc.	4,280,760
27,100	Moody's Corp.	2,812,980
56,700	NASDAQ OMX Group, Inc.	2,888,298
		24,128,555
Diversified Telecommunication Services — 1.0%
224,100	CenturyLink, Inc.	7,742,655
Electric Utilities — 3.3%
7,900	American Electric Power Co., Inc.	444,375
12,712	Duke Energy Corp.	976,027
33,400	Edison International	2,086,498
91,600	Entergy Corp.	7,098,084
38,900	Eversource Energy	1,965,228
48,500	Exelon Corp.	1,630,085
66,600	FirstEnergy Corp.	2,334,996
10,100	NextEra Energy, Inc.	1,050,905
23,700	Pepco Holdings, Inc.	635,871
42,900	Pinnacle West Capital Corp.	2,734,875
26,200	PPL Corp.	881,892
51,200	Southern Co.	2,267,136
4,900	Xcel Energy, Inc.	170,569
		24,276,541
Electronic Equipment, Instruments & Components — 0.4%
53,600	Amphenol Corp. - Class A	3,158,648
Food & Staples Retailing — 2.9%
17,600	Costco Wholesale Corp.	2,666,312
99,100	CVS Caremark Corp.	10,228,111
115,100	Kroger Co.	8,823,566
		21,717,989
Food Products — 1.7%
90,700	Archer-Daniels-Midland Co.	4,299,180
187,900	ConAgra Foods, Inc.	6,863,987
5,700	Hershey Co.	575,187
10,700	Hormel Foods Corp.	608,295
5,300	Mead Johnson Nutrition Co.	532,809
		12,879,458
Gas Utilities — 0%
3,500	AGL Resources, Inc.	173,775
Health Care Equipment & Supplies — 1.7%
53,800	Edwards Lifesciences Corp.*	7,664,348
7,100	Intuitive Surgical, Inc.*	3,585,713
16,000	Stryker Corp.	1,476,000
		12,726,061
Health Care Providers & Services — 7.3%
12,963	Aetna, Inc.	1,380,948
104,100	AmerisourceBergen Corp.	11,833,047
101,700	Anthem, Inc.	15,703,497
89,700	Cardinal Health, Inc.	8,097,219
15,300	DaVita HealthCare Partners, Inc.*	1,243,584
10,300	Humana, Inc.	1,833,606
25,500	McKesson Corp.	5,768,100
34,000	Patterson Cos., Inc.	1,658,860
11,600	Quest Diagnostics, Inc.	891,460
23,000	UnitedHealth Group, Inc.	2,720,670
24,300	Universal Health Services, Inc. - Class B	2,860,353
		53,991,344
Health Care Technology — 0.4%
40,500	Cerner Corp.*	2,967,030
Hotels, Restaurants & Leisure — 3.3%
35,300	Carnival Corp. (U.S. Shares)	1,688,752
5,800	Chipotle Mexican Grill, Inc.*	3,773,132
25,800	Darden Restaurants, Inc.	1,788,972
115,500	Marriott International, Inc. - Class A	9,276,960
51,000	Royal Caribbean Cruises, Ltd. (U.S. Shares)	4,174,350
41,900	Wyndham Worldwide Corp.	3,790,693
		24,492,859
Household Durables — 1.5%
6,500	DR Horton, Inc.	185,120
62,100	Leggett & Platt, Inc.	2,862,189
108,300	Newell Rubbermaid, Inc.	4,231,281
16,200	PulteGroup, Inc.	360,126
17,200	Whirlpool Corp.	3,475,432
		11,114,148
Information Technology Services — 1.7%
39,300	Automatic Data Processing, Inc.	3,365,652
15,500	Fidelity National Information Services, Inc.	1,054,930
18,200	Fiserv, Inc.*	1,445,080
32,100	Paychex, Inc.	1,592,642
418,700	Xerox Corp.	5,380,295
		12,838,599
Insurance — 2.3%
6,600	ACE, Ltd. (U.S. Shares)	735,834
41,800	Allstate Corp.	2,974,906
14,100	Aon PLC	1,355,292
9,500	Chubb Corp.	960,450
96,400	Hartford Financial Services Group, Inc.	4,031,448
20,900	Lincoln National Corp.	1,200,914
41,000	Marsh & McLennan Cos., Inc.	2,299,690
25,100	Principal Financial Group, Inc.	1,289,387
16,700	Travelers Cos., Inc.	1,805,771
		16,653,692
Internet Software & Services — 3.0%
181,200	Facebook, Inc. - Class A*	14,897,358
160,300	Yahoo!, Inc.*	7,122,931
		22,020,289
Machinery — 0.5%
37,400	Pall Corp.	3,754,586
Media — 0.7%
16,800	Cablevision Systems Corp. - Class A#	307,440
2,500	Time Warner Cable, Inc.	374,700
4,100	Time Warner, Inc.	346,204
36,900	Walt Disney Co.	3,870,441
		4,898,785
Metals & Mining — 0.3%
140,400	Alcoa, Inc.	1,813,968
Multi-Utilities — 2.5%
95,400	Ameren Corp.	4,025,880
17,600	CMS Energy Corp.	614,416
25,000	Consolidated Edison, Inc.	1,525,000
5,400	DTE Energy Co.	435,726
6,700	Integrys Energy Group, Inc.	482,534
124,700	NiSource, Inc.	5,506,752
9,400	Public Service Enterprise Group, Inc.	394,048
45,600	Sempra Energy	4,971,312
17,200	TECO Energy, Inc.	333,680
		18,289,348
Multiline Retail — 2.4%
65,800	Dollar Tree, Inc.*	5,339,341
83,600	Kohl's Corp.	6,541,700
28,000	Nordstrom, Inc.	2,248,960
46,600	Target Corp.	3,824,462
		17,954,463
Oil, Gas & Consumable Fuels — 0%
5,200	Spectra Energy Corp.	188,084
Pharmaceuticals — 4.5%
42,374	Actavis PLC*	12,611,350
56,500	Eli Lilly & Co.	4,104,725
57,000	Mallinckrodt PLC*	7,219,050
206,400	Zoetis, Inc.	9,554,256
		33,489,381
Professional Services — 0.2%
8,100	Dun & Bradstreet Corp.	1,039,716
12,600	Robert Half International, Inc.	762,552
		1,802,268
Real Estate Investment Trusts (REITs) — 3.4%
11,000	American Tower Corp.	1,035,650
12,700	Apartment Investment & Management Co. - Class A	499,872
39,200	AvalonBay Communities, Inc.	6,830,600
5,200	Boston Properties, Inc.	730,496
107,300	Equity Residential	8,354,378
5,400	Essex Property Trust, Inc.	1,241,460
24,500	General Growth Properties, Inc.	723,975
2,800	Health Care REIT, Inc.	216,608
40,300	Host Hotels & Resorts, Inc.	813,254
69,600	Iron Mountain, Inc.	2,539,008
19,200	Macerich Co.	1,619,136
21,300	Weyerhaeuser Co.	706,095
		25,310,532
Road & Rail — 4.8%
242,300	CSX Corp.	8,024,976
58,000	Kansas City Southern	5,920,640
118,400	Norfolk Southern Corp.	12,185,728
84,800	Union Pacific Corp.	9,184,688
		35,316,032
Semiconductor & Semiconductor Equipment — 4.9%
61,100	Avago Technologies, Ltd.	7,758,478
193,000	Broadcom Corp. - Class A	8,355,935
92,000	Intel Corp.	2,876,840
81,100	KLA-Tencor Corp.	4,727,319
60,900	Lam Research Corp.	4,277,311
315,700	Micron Technology, Inc.*	8,564,941
		36,560,824
Software — 1.7%
66,600	Electronic Arts, Inc.*	3,917,079
24,800	Intuit, Inc.	2,404,608
27,500	Microsoft Corp.	1,118,013
33,000	Red Hat, Inc.*	2,499,750
108,900	Symantec Corp.	2,544,448
		12,483,898
Specialty Retail — 8.2%
20,700	Bed Bath & Beyond, Inc.*	1,589,242
156,100	Best Buy Co., Inc.	5,899,019
54,000	CarMax, Inc.*	3,726,540
113,400	Home Depot, Inc.	12,883,374
126,500	L Brands, Inc.	11,927,685
123,700	Lowe's Cos., Inc.	9,202,043
19,500	O'Reilly Automotive, Inc.*	4,216,680
59,000	Ross Stores, Inc.	6,216,240
282,800	Staples, Inc.	4,605,398
9,000	TJX Cos., Inc.	630,450
		60,896,671
Technology Hardware, Storage & Peripherals — 2.8%
24,600	Apple, Inc.	3,060,978
42,400	EMC Corp.	1,083,744
107,700	NetApp, Inc.	3,819,042
88,100	SanDisk Corp.	5,604,922
56,200	Seagate Technology PLC	2,924,086
47,700	Western Digital Corp.	4,341,177
		20,833,949
Textiles, Apparel & Luxury Goods — 1.6%
21,300	Ralph Lauren Corp.	2,800,950
122,800	VF Corp.	9,248,068
		12,049,018
Tobacco — 1.8%
204,700	Altria Group, Inc.	10,239,094
49,600	Lorillard, Inc.	3,241,360
		13,480,454
Total Common Stocks (cost $660,489,251)		737,316,110
Investment Companies – 0.6%

Investments Purchased with Cash Collateral from Securities Lending — 0.6%
4,720,100	Janus Cash Collateral Fund LLC, 0.1041%∞,£ (cost $4,720,100)	4,720,100
Total Investments (total cost $665,209,351) – 100%		$742,036,210

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income producing security.

∞ Rate shown is the 7-day yield as of March 31, 2015.

# Loaned security; a portion of the security is on loan at March 31, 2015.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
INTECH U.S. Core Fund
Janus Cash Collateral Fund LLC	27,567,537	47,969,594	(70,817,031)	4,720,100	$ -	$ 18,897(1)	$ 4,720,100
Janus Cash Liquidity Fund LLC	3,538,525	105,789,061	(109,327,586)	-	-	3,167	-
					$ -	$ 22,064	$ 4,720,100

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$ 737,316,110	$ —	$ —

Investment Companies	—	4,720,100	—

Total Assets	$ 737,316,110	$ 4,720,100	$ —

INTECH U.S. Managed Volatility Fund(1)

Schedule of Investments (unaudited)

As of March 31, 2015

Shares		Value
Common Stocks — 98.4%
Aerospace & Defense — 1.7%
1,200	General Dynamics Corp.	$ 162,876
2,300	Lockheed Martin Corp.	466,808
400	Northrop Grumman Corp.	64,384
1,000	Raytheon Co.	109,250
1,900	TransDigm Group, Inc.	415,568
		1,218,886
Air Freight & Logistics — 0.6%
3,600	CH Robinson Worldwide, Inc.	263,592
800	FedEx Corp.	132,360
		395,952
Airlines — 2.6%
800	American Airlines Group, Inc.	42,224
3,400	Delta Air Lines, Inc.	152,864
34,800	Southwest Airlines Co.	1,541,640
1,700	United Continental Holdings, Inc.*	114,325
		1,851,053
Auto Components — 0.1%
500	TRW Automotive Holdings Corp.*	52,425
Beverages — 1.5%
1,000	Coca-Cola Co.	40,550
2,800	Constellation Brands, Inc. - Class A*	325,388
4,800	Dr Pepper Snapple Group, Inc.	376,704
1,100	Monster Beverage Corp.*	152,235
1,700	PepsiCo, Inc.	162,554
		1,057,431
Biotechnology — 3.8%
1,600	Alkermes PLC*	97,552
3,200	Alnylam Pharmaceuticals, Inc.*	334,144
1,100	Amgen, Inc.	175,835
2,100	BioMarin Pharmaceutical, Inc.*	261,702
2,100	Celgene Corp.*	242,088
4,100	Gilead Sciences, Inc.*	402,333
2,600	Incyte Corp.*	238,316
4,600	Medivation, Inc.*	593,722
700	Regeneron Pharmaceuticals, Inc.*	316,036
		2,661,728
Capital Markets — 0.2%
400	Goldman Sachs Group, Inc.	75,188
1,000	Morgan Stanley	35,690
		110,878
Chemicals — 0.3%
400	Scotts Miracle-Gro Co. - Class A	26,868
700	Sherwin-Williams Co.	199,150
100	Sigma-Aldrich Corp.	13,825
		239,843
Commercial Banks — 0%
700	Bank of America Corp.	10,773
Commercial Services & Supplies — 1.2%
100	Cintas Corp.	8,163
10,900	Covanta Holding Corp.	244,487
8,500	Republic Services, Inc.	344,760
400	Stericycle, Inc.*	56,172
3,100	Waste Management, Inc.	168,113
		821,695
Communications Equipment — 0.8%
1,400	Brocade Communications Systems, Inc.	16,611
500	F5 Networks, Inc.*	57,470
3,200	Palo Alto Networks, Inc.*	467,456
		541,537
Consumer Finance — 0.4%
9,700	Navient Corp.	197,201
10,300	SLM Corp.*	95,584
		292,785
Containers & Packaging — 0.2%
600	Ball Corp.	42,384
400	Bemis Co., Inc.	18,524
1,200	Sealed Air Corp.	54,672
		115,580
Distributors — 0.2%
1,500	Genuine Parts Co.	139,785
Diversified Financial Services — 1.3%
900	Berkshire Hathaway, Inc. - Class B*	129,888
4,300	CBOE Holdings, Inc.	246,842
3,300	CME Group, Inc.	312,543
200	Intercontinental Exchange, Inc.	46,654
300	McGraw Hill Financial, Inc.	31,020
200	Moody's Corp.	20,760
2,000	NASDAQ OMX Group, Inc.	101,880
		889,587
Diversified Telecommunication Services — 0.4%
7,262	CenturyLink, Inc.	250,902
Electric Utilities — 6.4%
3,000	American Electric Power Co., Inc.	168,750
4,400	Duke Energy Corp.	337,832
5,800	Edison International	362,326
8,700	Entergy Corp.	674,163
4,200	Eversource Energy	212,184
15,200	Exelon Corp.	510,872
6,100	FirstEnergy Corp.	213,866
7,700	Hawaiian Electric Industries, Inc.	247,324
10,600	ITC Holdings Corp.	396,758
500	NextEra Energy, Inc.	52,025
11,200	Pepco Holdings, Inc.	300,496
3,600	Pinnacle West Capital Corp.	229,500
5,200	PPL Corp.	175,032
7,800	Southern Co.	345,384
2,000	Westar Energy, Inc.	77,520
4,300	Xcel Energy, Inc.	149,683
		4,453,715
Electronic Equipment, Instruments & Components — 0.2%
900	Amphenol Corp. - Class A	53,037
2,700	CDW Corp.	100,548
		153,585
Food & Staples Retailing — 2.3%
1,900	Costco Wholesale Corp.	287,840
3,900	CVS Caremark Corp.	402,519
10,000	Kroger Co.	766,600
3,800	Rite Aid Corp.*	33,022
1,000	Sprouts Farmers Market, Inc.*	35,230
600	Wal-Mart Stores, Inc.	49,350
1,200	Whole Foods Market, Inc.	62,496
		1,637,057
Food Products — 4.2%
13,100	ConAgra Foods, Inc.	478,543
36,400	General Mills, Inc.	2,060,239
500	Hain Celestial Group, Inc.*	32,025
500	Hershey Co.	50,455
900	Hormel Foods Corp.	51,165
2,100	Kellogg Co.	138,495
2,700	Tyson Foods, Inc. - Class A	103,410
		2,914,332
Gas Utilities — 0.6%
900	AGL Resources, Inc.	44,685
600	Atmos Energy Corp.	33,180
10,150	UGI Corp.	330,789
		408,654
Health Care Equipment & Supplies — 1.9%
178	Becton Dickinson and Co.	25,559
100	Cooper Cos., Inc.	18,742
200	CR Bard, Inc.	33,470
800	DENTSPLY International, Inc.	40,712
5,300	Edwards Lifesciences Corp.*	755,038
900	Hill-Rom Holdings, Inc.	44,100
600	IDEXX Laboratories, Inc.*	92,688
200	Intuitive Surgical, Inc.*	101,006
1,300	Sirona Dental Systems, Inc.*	116,987
300	Stryker Corp.	27,675
800	Teleflex, Inc.	96,664
		1,352,641
Health Care Providers & Services — 10.3%
2,890	Aetna, Inc.	307,872
8,100	AmerisourceBergen Corp.	920,727
6,900	Anthem, Inc.	1,065,429
3,400	Cardinal Health, Inc.	306,918
6,400	Centene Corp.*	452,416
3,900	Cigna Corp.	504,816
3,200	Community Health Systems, Inc.*	167,296
700	Express Scripts Holding Co.*	60,739
7,700	HCA Holdings, Inc.*	579,271
8,700	Health Net, Inc.*	526,263
3,800	Humana, Inc.	676,476
600	McKesson Corp.	135,720
6,700	Omnicare, Inc.	516,302
2,300	Patterson Cos., Inc.	112,217
5,300	UnitedHealth Group, Inc.	626,937
5,000	VCA, Inc.*	274,100
		7,233,499
Health Care Technology — 0.1%
1,100	Cerner Corp.*	80,586
Hotels, Restaurants & Leisure — 2.0%
3,400	Brinker International, Inc.	209,304
200	Chipotle Mexican Grill, Inc.*	130,108
1,900	Darden Restaurants, Inc.	131,746
1,600	Domino's Pizza, Inc.	160,880
700	Dunkin' Brands Group, Inc.	33,292
1,200	International Game Technology	20,892
5,800	Marriott International, Inc. - Class A	465,856
1,700	Norwegian Cruise Line Holdings, Ltd.*	91,817
800	Panera Bread Co. - Class A*	127,996
500	Six Flags Entertainment Corp.	24,205
2,600	Wendy's Co.	28,340
		1,424,436
Household Durables — 0.7%
600	Jarden Corp.*	31,740
4,000	Leggett & Platt, Inc.	184,360
4,300	Newell Rubbermaid, Inc.	168,001
700	Whirlpool Corp.	141,442
		525,543
Household Products — 1.5%
1,900	Church & Dwight Co., Inc.	162,298
500	Clorox Co.	55,195
7,000	Kimberly-Clark Corp.	749,770
1,000	Procter & Gamble Co.	81,940
		1,049,203
Information Technology Services — 1.0%
800	Amdocs, Ltd. (U.S. Shares)	43,520
1,400	Automatic Data Processing, Inc.	119,896
2,400	Broadridge Financial Solutions, Inc.	132,024
600	Fiserv, Inc.*	47,640
500	FleetCor Technologies, Inc.*	75,460
900	Gartner, Inc.*	75,465
1,300	Genpact, Ltd.*	30,225
1,100	Leidos Holdings, Inc.	46,156
1,600	Paychex, Inc.	79,384
300	Visa, Inc. - Class A	19,623
		669,393
Insurance — 3.8%
400	ACE, Ltd. (U.S. Shares)	44,596
4,800	Allied World Assurance Co. Holdings AG	193,920
2,200	Allstate Corp.	156,574
800	Arch Capital Group, Ltd.*	49,280
2,900	Axis Capital Holdings, Ltd.	149,582
1,200	Chubb Corp.	121,320
2,300	Endurance Specialty Holdings, Ltd.	140,622
2,100	Everest Re Group, Ltd.	365,400
4,900	FNF Group	180,124
2,200	Hartford Financial Services Group, Inc.	92,004
1,200	HCC Insurance Holdings, Inc.	68,004
300	Markel Corp.*	230,688
2,500	PartnerRe, Ltd.	285,825
500	ProAssurance Corp.	22,955
400	Progressive Corp.	10,880
700	RenaissanceRe Holdings, Ltd.	69,811
1,000	Travelers Cos., Inc.	108,130
3,000	Validus Holdings, Ltd.	126,300
100	White Mountains Insurance Group, Ltd.	68,452
4,100	WR Berkley Corp.	207,091
		2,691,558
Internet Software & Services — 2.5%
12,200	Facebook, Inc. - Class A*	1,003,023
1,000	LinkedIn Corp. - Class A*	249,860
4,900	Rackspace Hosting, Inc.*	252,791
5,100	Yahoo!, Inc.*	226,618
		1,732,292
Life Sciences Tools & Services — 0.4%
500	Charles River Laboratories International, Inc.*	39,645
1,200	Illumina, Inc.*	222,768
		262,413
Machinery — 0.1%
400	Pall Corp.	40,156
Media — 0.5%
2,600	Cablevision Systems Corp. - Class A#	47,580
200	Charter Communications, Inc. - Class A*	38,622
500	DISH Network Corp. - Class A*	35,030
2,200	Madison Square Garden Co. - Class A*	186,230
900	Thomson Reuters Corp.	36,504
		343,966
Metals & Mining — 0.5%
24,500	Alcoa, Inc.	316,540
1,000	Newmont Mining Corp.	21,710
300	Royal Gold, Inc.	18,933
		357,183
Multi-Utilities — 3.5%
400	Alliant Energy Corp.	25,200
2,900	Ameren Corp.	122,380
8,700	CMS Energy Corp.	303,717
4,100	Consolidated Edison, Inc.	250,100
2,100	DTE Energy Co.	169,449
3,100	Integrys Energy Group, Inc.	223,262
2,700	NiSource, Inc.	119,232
5,900	PG&E Corp.	313,113
1,200	Public Service Enterprise Group, Inc.	50,304
2,300	SCANA Corp.	126,477
3,200	Sempra Energy	348,864
11,200	TECO Energy, Inc.	217,280
1,800	Vectren Corp.	79,452
1,800	Wisconsin Energy Corp.	89,100
		2,437,930
Multiline Retail — 1.0%
3,000	Dollar Tree, Inc.*	243,435
800	Kohl's Corp.	62,600
1,400	Nordstrom, Inc.	112,448
3,100	Target Corp.	254,417
		672,900
Oil, Gas & Consumable Fuels — 0.3%
2,400	Tesoro Corp.	219,096
Pharmaceuticals — 3.3%
700	AbbVie, Inc.	40,978
2,815	Actavis PLC*	837,800
900	Eli Lilly & Co.	65,385
7,000	Mallinckrodt PLC*	886,550
400	Merck & Co., Inc.	22,992
10,000	Zoetis, Inc.	462,900
		2,316,605
Professional Services — 0.1%
400	Dun & Bradstreet Corp.	51,344
200	Equifax, Inc.	18,600
		69,944
Real Estate Investment Trusts (REITs) — 13.7%
2,900	Alexandria Real Estate Equities, Inc.	284,316
500	American Campus Communities, Inc.	21,435
7,000	American Capital Agency Corp.	149,310
100	American Tower Corp.	9,415
36,700	Annaly Capital Management, Inc.	381,680
11,800	Apartment Investment & Management Co. - Class A	464,448
3,300	AvalonBay Communities, Inc.	575,025
1,100	Boston Properties, Inc.	154,528
2,100	Camden Property Trust	164,073
2,600	Corrections Corp. of America	104,676
900	Crown Castle International Corp.	74,286
1,000	DDR Corp.	18,620
11,600	Digital Realty Trust, Inc.	765,136
1,800	Duke Realty Corp.	39,186
7,100	Equity Lifestyle Properties, Inc.	390,145
7,200	Equity Residential	560,592
1,600	Essex Property Trust, Inc.	367,840
2,600	Extra Space Storage, Inc.	175,682
2,200	Federal Realty Investment Trust	323,862
2,500	General Growth Properties, Inc.	73,875
3,900	HCP, Inc.	168,519
7,200	Health Care REIT, Inc.	556,992
4,700	Healthcare Trust of America, Inc. - Class A	130,942
300	Home Properties, Inc.	20,787
2,700	Iron Mountain, Inc.	98,496
2,500	Kilroy Realty Corp.	190,425
1,500	Kimco Realty Corp.	40,275
1,100	Liberty Property Trust	39,270
1,900	Macerich Co.	160,227
13,300	MFA Financial, Inc.	104,538
100	Mid-America Apartment Communities, Inc.	7,727
3,600	National Retail Properties, Inc.	147,492
6,400	Omega Healthcare Investors, Inc.	259,648
1,400	Piedmont Office Realty Trust, Inc. - Class A	26,054
6,100	Post Properties, Inc.	347,273
300	Public Storage	59,142
4,200	Realty Income Corp.#	216,720
2,100	Regency Centers Corp.	142,884
19,100	Retail Properties of America, Inc. - Class A	306,173
800	Simon Property Group, Inc.	156,512
400	SL Green Realty Corp.	51,352
4,500	Spirit Realty Capital, Inc.	54,360
1,600	Starwood Property Trust, Inc.	38,880
1,200	Tanger Factory Outlet Centers	42,204
1,200	Taubman Centers, Inc.	92,556
14,900	Two Harbors Investment Corp.	158,238
8,600	UDR, Inc.	292,658
2,050	Urban Edge Properties	48,585
3,400	Ventas, Inc.	248,268
500	Vornado Realty Trust	56,000
2,600	Weingarten Realty Investors	93,548
600	Weyerhaeuser Co.	19,890
1,200	WP Carey, Inc.	81,600
		9,556,365
Real Estate Management & Development — 0.3%
1,100	Jones Lang LaSalle, Inc.	187,440
Road & Rail — 1.2%
200	CSX Corp.	6,624
700	Kansas City Southern	71,456
1,900	Landstar System, Inc.	125,970
100	Norfolk Southern Corp.	10,292
5,300	Old Dominion Freight Line, Inc.*	409,690
2,000	Union Pacific Corp.	216,620
		840,652
Semiconductor & Semiconductor Equipment — 1.8%
1,700	Avago Technologies, Ltd.	215,866
1,800	Broadcom Corp. - Class A	77,931
1,000	Intel Corp.	31,270
500	KLA-Tencor Corp.	29,145
300	Lam Research Corp.	21,071
11,200	Micron Technology, Inc.*	303,856
6,000	Skyworks Solutions, Inc.	589,740
		1,268,879
Software — 1.5%
2,700	Electronic Arts, Inc.*	158,801
1,500	FactSet Research Systems, Inc.	238,800
500	Intuit, Inc.	48,480
6,100	Microsoft Corp.	247,995
9,600	Symantec Corp.	224,304
1,200	Tableau Software, Inc. - Class A*	111,024
		1,029,404
Specialty Retail — 7.6%
200	Advance Auto Parts, Inc.	29,938
600	AutoZone, Inc.*	409,296
700	Bed Bath & Beyond, Inc.*	53,742
7,200	Best Buy Co., Inc.	272,088
2,600	Chico's FAS, Inc.	45,994
6,600	CST Brands, Inc.	289,278
5,500	DSW, Inc. - Class A	202,840
4,200	Foot Locker, Inc.	264,600
800	GNC Holdings, Inc. - Class A	39,256
2,700	Home Depot, Inc.	306,747
6,800	L Brands, Inc.	641,172
7,000	Lowe's Cos., Inc.	520,730
4,800	Murphy USA, Inc.*	347,376
2,500	O'Reilly Automotive, Inc.*	540,600
3,500	Ross Stores, Inc.	368,760
8,300	Sally Beauty Holdings, Inc.*	285,271
19,200	Staples, Inc.	312,672
600	TJX Cos., Inc.	42,030
2,200	Ulta Salon Cosmetics & Fragrance, Inc.*	331,870
300	Williams-Sonoma, Inc.	23,913
		5,328,173
Technology Hardware, Storage & Peripherals — 1.7%
8,700	Apple, Inc.	1,082,541
2,700	NetApp, Inc.	95,742
400	Western Digital Corp.	36,404
		1,214,687
Textiles, Apparel & Luxury Goods — 1.3%
600	Coach, Inc.	24,858
2,300	Deckers Outdoor Corp.*	167,601
15,200	Hanesbrands, Inc.	509,352
100	NIKE, Inc. - Class B	10,033
200	Ralph Lauren Corp.	26,300
100	Under Armour, Inc. - Class A*	8,075
2,600	VF Corp.	195,806
		942,025
Tobacco — 5.4%
33,400	Altria Group, Inc.	1,670,668
14,200	Lorillard, Inc.	927,970
17,400	Reynolds American, Inc.	1,199,034
		3,797,672
Water Utilities — 0.6%
7,600	American Water Works Co., Inc.	411,996
Wireless Telecommunication Services — 0.8%
5,000	SBA Communications Corp. - Class A*	585,500
Total Common Stocks (cost $63,024,206)		68,860,320
Investment Companies — 1.6%

Investments Purchased with Cash Collateral from Securities Lending — 0.3%
186,325	Janus Cash Collateral Fund LLC, 0.1041%∞,£	186,325
Money Markets — 1.3%
927,015	Janus Cash Liquidity Fund LLC, 0.1097%∞,£	927,015
Total Investment Companies (cost $1,113,340)		1,113,340
Total Investments (total cost $64,137,546) – 100%		$69,973,660
(1)	Formerly named INTECH U.S. Value Fund.

Summary of Investments by Country – (Long Positions)

March 31, 2015 (unaudited)

Country	Value	% of Investment Securities
United States	$ 69,906,931	99.9%
Canada	36,504	0.1
India	30,225	0.0
Total	$ 69,973,660	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

∞	Rate shown is the 7-day yield as of March 31, 2015.

#	Loaned security; a portion or all of the security is on loan at March 31, 2015.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
INTECH U.S. Managed Volatility Fund
Janus Cash Collateral Fund LLC	852,019	7,744,011	(8,409,705)	186,325	$ -	$ 3,012(1)	$ 186,325
Janus Cash Liquidity Fund LLC	679,570	31,766,228	(31,518,783)	927,015	-	670	927,015
					$ -	$ 3,682	$ 1,113,340

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$ 68,860,320	$ —	$ —

Investment Companies	—	1,113,340	—

Total Assets	$ 68,860,320	$ 1,113,340	$ —

INTECH U.S. Managed Volatility Fund II(1)

Schedule of Investments (unaudited)

As of March 31, 2015

Shares		Value
Common Stocks — 98.4%
Aerospace & Defense — 1.8%
2,900	General Dynamics Corp.	$ 393,617
10,300	Lockheed Martin Corp.	2,090,488
1,300	Northrop Grumman Corp.	209,248
4,000	Raytheon Co.	437,000
8,400	TransDigm Group, Inc.	1,837,248
		4,967,601
Air Freight & Logistics — 0.7%
19,100	CH Robinson Worldwide, Inc.#	1,398,502
2,300	FedEx Corp.	380,535
		1,779,037
Airlines — 2.6%
2,900	American Airlines Group, Inc.	153,062
11,700	Delta Air Lines, Inc.	526,032
133,700	Southwest Airlines Co.	5,922,910
5,600	United Continental Holdings, Inc.*	376,600
		6,978,604
Auto Components — 0.1%
3,700	TRW Automotive Holdings Corp.*	387,945
Beverages — 1.5%
3,500	Coca-Cola Co.	141,925
11,800	Constellation Brands, Inc. - Class A*	1,371,278
13,000	Dr Pepper Snapple Group, Inc.	1,020,240
3,600	Monster Beverage Corp.*	498,222
10,500	PepsiCo, Inc.	1,004,010
		4,035,675
Biotechnology — 4.4%
5,700	Alkermes PLC*	347,529
17,200	Alnylam Pharmaceuticals, Inc.*	1,796,024
4,600	Amgen, Inc.	735,310
10,100	BioMarin Pharmaceutical, Inc.*	1,258,662
8,600	Celgene Corp.*	991,408
20,600	Gilead Sciences, Inc.*	2,021,478
9,000	Incyte Corp.*	824,940
22,000	Medivation, Inc.*	2,839,540
2,200	Regeneron Pharmaceuticals, Inc.*	993,256
		11,808,147
Capital Markets — 0.2%
1,900	Goldman Sachs Group, Inc.	357,143
2,300	Morgan Stanley	82,087
		439,230
Chemicals — 0.3%
1,300	Scotts Miracle-Gro Co. - Class A	87,321
2,500	Sherwin-Williams Co.	711,250
200	Sigma-Aldrich Corp.	27,650
		826,221
Commercial Banks — 0%
2,700	Bank of America Corp.	41,553
Commercial Services & Supplies — 0.9%
900	Cintas Corp.	73,467
30,200	Covanta Holding Corp.	677,386
23,500	Republic Services, Inc.	953,160
1,200	Stericycle, Inc.*	168,516
11,500	Waste Management, Inc.	623,645
		2,496,174
Communications Equipment — 0.9%
5,500	Brocade Communications Systems, Inc.	65,258
3,700	F5 Networks, Inc.*	425,278
13,400	Palo Alto Networks, Inc.*	1,957,472
		2,448,008
Consumer Finance — 0.5%
42,200	Navient Corp.	857,926
54,300	SLM Corp.*	503,904
		1,361,830
Containers & Packaging — 0.2%
2,200	Ball Corp.	155,408
1,600	Bemis Co., Inc.	74,096
4,100	Sealed Air Corp.	186,796
		416,300
Distributors — 0.2%
6,700	Genuine Parts Co.	624,373
Diversified Consumer Services — 0.1%
300	Graham Holdings Co. - Class B	314,889
Diversified Financial Services — 1.1%
2,800	Berkshire Hathaway, Inc. - Class B*	404,096
8,900	CBOE Holdings, Inc.	510,905
13,500	CME Group, Inc.	1,278,585
1,500	Intercontinental Exchange, Inc.	349,905
800	McGraw Hill Financial, Inc.	82,720
1,000	Moody's Corp.	103,800
3,700	NASDAQ OMX Group, Inc.	188,478
		2,918,489
Diversified Telecommunication Services — 0.4%
30,800	CenturyLink, Inc.	1,064,140
Electric Utilities — 7.0%
6,500	American Electric Power Co., Inc.	365,625
14,900	Duke Energy Corp.	1,144,022
22,400	Edison International	1,399,328
36,400	Entergy Corp.	2,820,636
22,100	Eversource Energy	1,116,492
56,500	Exelon Corp.	1,898,965
30,500	FirstEnergy Corp.	1,069,330
49,200	Hawaiian Electric Industries, Inc.#	1,580,304
40,500	ITC Holdings Corp.	1,515,915
1,900	NextEra Energy, Inc.	197,695
60,000	Pepco Holdings, Inc.	1,609,800
11,900	Pinnacle West Capital Corp.	758,625
20,200	PPL Corp.	679,932
34,300	Southern Co.	1,518,804
14,500	Westar Energy, Inc.	562,020
23,400	Xcel Energy, Inc.	814,554
		19,052,047
Electronic Equipment, Instruments & Components — 0.2%
1,600	Amphenol Corp. - Class A	94,288
10,700	CDW Corp.	398,468
		492,756
Food & Staples Retailing — 2.1%
3,900	Costco Wholesale Corp.	590,830
14,600	CVS Caremark Corp.	1,506,866
37,200	Kroger Co.	2,851,752
13,100	Rite Aid Corp.*	113,839
3,900	Sprouts Farmers Market, Inc.*	137,397
1,700	Wal-Mart Stores, Inc.	139,825
4,100	Whole Foods Market, Inc.	213,528
		5,554,037
Food Products — 4.6%
47,400	ConAgra Foods, Inc.	1,731,522
151,300	General Mills, Inc.	8,563,580
1,600	Hain Celestial Group, Inc.*	102,480
1,600	Hershey Co.	161,456
2,000	Hormel Foods Corp.	113,700
15,700	Kellogg Co.	1,035,415
17,800	Tyson Foods, Inc. - Class A	681,740
		12,389,893
Gas Utilities — 0.4%
3,000	AGL Resources, Inc.	148,950
1,300	Atmos Energy Corp.	71,890
29,300	UGI Corp.	954,887
		1,175,727
Health Care Equipment & Supplies — 2.1%
458	Becton Dickinson and Co.	65,764
400	Cooper Cos., Inc.	74,968
700	CR Bard, Inc.	117,145
2,700	DENTSPLY International, Inc.	137,403
20,800	Edwards Lifesciences Corp.*	2,963,168
3,800	Hill-Rom Holdings, Inc.	186,200
5,000	IDEXX Laboratories, Inc.*	772,400
400	Intuitive Surgical, Inc.*	202,012
5,700	Sirona Dental Systems, Inc.*	512,943
1,100	Stryker Corp.	101,475
4,500	Teleflex, Inc.	543,735
		5,677,213
Health Care Providers & Services — 10.6%
15,900	Aetna, Inc.	1,693,827
31,200	AmerisourceBergen Corp.	3,546,504
28,400	Anthem, Inc.	4,385,244
11,400	Cardinal Health, Inc.	1,029,078
24,000	Centene Corp.*	1,696,560
17,900	Cigna Corp.	2,316,976
11,000	Community Health Systems, Inc.*	575,080
2,300	Express Scripts Holding Co.*	199,571
30,100	HCA Holdings, Inc.*	2,264,423
33,500	Health Net, Inc.*	2,026,415
17,000	Humana, Inc.	3,026,340
3,500	McKesson Corp.	791,700
26,400	Omnicare, Inc.	2,034,384
7,500	Patterson Cos., Inc.	365,925
18,100	UnitedHealth Group, Inc.	2,141,049
11,400	VCA, Inc.*	624,948
		28,718,024
Health Care Technology — 0.2%
6,300	Cerner Corp.*	461,538
Hotels, Restaurants & Leisure — 1.9%
11,300	Brinker International, Inc.	695,628
700	Chipotle Mexican Grill, Inc.*	455,378
6,200	Darden Restaurants, Inc.	429,908
3,300	Domino's Pizza, Inc.	331,815
2,800	Dunkin' Brands Group, Inc.	133,168
4,500	International Game Technology	78,345
26,500	Marriott International, Inc. - Class A	2,128,480
5,600	Norwegian Cruise Line Holdings, Ltd.*	302,456
1,900	Panera Bread Co. - Class A*	303,991
1,800	Six Flags Entertainment Corp.	87,138
9,200	Wendy's Co.	100,280
		5,046,587
Household Durables — 1.0%
1,100	Jarden Corp.#,*	58,190
29,100	Leggett & Platt, Inc.	1,341,219
13,400	Newell Rubbermaid, Inc.	523,538
3,800	Whirlpool Corp.	767,828
		2,690,775
Household Products — 1.4%
4,500	Church & Dwight Co., Inc.	384,390
2,400	Clorox Co.	264,936
27,300	Kimberly-Clark Corp.	2,924,103
4,000	Procter & Gamble Co.	327,760
		3,901,189
Information Technology Services — 1.1%
6,200	Amdocs, Ltd. (U.S. Shares)	337,280
4,200	Automatic Data Processing, Inc.	359,688
8,400	Broadridge Financial Solutions, Inc.	462,084
4,500	Fiserv, Inc.*	357,300
3,100	FleetCor Technologies, Inc.*	467,852
1,800	Gartner, Inc.*	150,930
5,200	Genpact, Ltd.*	120,900
3,700	Leidos Holdings, Inc.	155,252
8,500	Paychex, Inc.	421,728
1,200	Visa, Inc. - Class A	78,492
		2,911,506
Insurance — 3.9%
2,300	ACE, Ltd. (U.S. Shares)	256,427
22,600	Allied World Assurance Co. Holdings AG	913,040
7,700	Allstate Corp.	548,009
3,600	Arch Capital Group, Ltd.*	221,760
6,600	Axis Capital Holdings, Ltd.	340,428
4,000	Chubb Corp.	404,400
6,700	Endurance Specialty Holdings, Ltd.	409,638
10,100	Everest Re Group, Ltd.	1,757,400
31,100	FNF Group	1,143,236
2,800	Hartford Financial Services Group, Inc.	117,096
2,200	HCC Insurance Holdings, Inc.	124,674
1,100	Markel Corp.*	845,856
12,800	PartnerRe, Ltd.	1,463,424
1,800	ProAssurance Corp.	82,638
1,300	Progressive Corp.	35,360
4,100	RenaissanceRe Holdings, Ltd.	408,893
2,200	Travelers Cos., Inc.	237,886
9,700	Validus Holdings, Ltd.	408,370
200	White Mountains Insurance Group, Ltd.	136,904
12,900	WR Berkley Corp.	651,579
		10,507,018
Internet Software & Services — 2.5%
49,000	Facebook, Inc. - Class A*	4,028,535
3,900	LinkedIn Corp. - Class A*	974,454
19,700	Rackspace Hosting, Inc.*	1,016,323
17,900	Yahoo!, Inc.*	795,386
		6,814,698
Life Sciences Tools & Services — 0.4%
3,000	Charles River Laboratories International, Inc.*	237,870
4,800	Illumina, Inc.*	891,072
		1,128,942
Machinery — 0%
900	Pall Corp.	90,351
Media — 0.5%
9,000	Cablevision Systems Corp. - Class A#	164,700
1,600	Charter Communications, Inc. - Class A*	308,976
1,700	DISH Network Corp. - Class A*	119,102
8,200	Madison Square Garden Co. - Class A*	694,130
3,200	Thomson Reuters Corp.	129,792
		1,416,700
Metals & Mining — 0.5%
96,500	Alcoa, Inc.	1,246,780
3,800	Newmont Mining Corp.	82,498
1,200	Royal Gold, Inc.	75,732
		1,405,010
Multi-Utilities — 3.3%
4,900	Alliant Energy Corp.	308,700
9,500	Ameren Corp.	400,900
33,700	CMS Energy Corp.	1,176,467
18,500	Consolidated Edison, Inc.	1,128,500
4,800	DTE Energy Co.	387,312
13,100	Integrys Energy Group, Inc.	943,462
6,200	NiSource, Inc.	273,792
22,500	PG&E Corp.	1,194,075
4,300	Public Service Enterprise Group, Inc.	180,256
3,900	SCANA Corp.	214,461
14,500	Sempra Energy	1,580,790
38,500	TECO Energy, Inc.	746,900
3,800	Vectren Corp.	167,732
5,900	Wisconsin Energy Corp.	292,050
		8,995,397
Multiline Retail — 0.9%
15,200	Dollar Tree, Inc.*	1,233,404
5,500	Kohl's Corp.	430,375
3,100	Nordstrom, Inc.	248,992
6,800	Target Corp.	558,076
		2,470,847
Oil, Gas & Consumable Fuels — 0.3%
9,500	Tesoro Corp.	867,255
Pharmaceuticals — 3.3%
2,300	AbbVie, Inc.	134,642
10,707	Actavis PLC*	3,186,617
2,500	Eli Lilly & Co.	181,625
30,843	Mallinckrodt PLC*	3,906,266
1,300	Merck & Co., Inc.	74,724
34,300	Zoetis, Inc.	1,587,747
		9,071,621
Professional Services — 0.1%
1,000	Dun & Bradstreet Corp.	128,360
600	Equifax, Inc.	55,800
		184,160
Real Estate Investment Trusts (REITs) — 12.4%
5,700	Alexandria Real Estate Equities, Inc.	558,828
1,800	American Campus Communities, Inc.	77,166
44,600	American Capital Agency Corp.	951,318
300	American Tower Corp.	28,245
183,300	Annaly Capital Management, Inc.	1,906,320
40,200	Apartment Investment & Management Co. - Class A	1,582,272
11,000	AvalonBay Communities, Inc.	1,916,750
4,700	Boston Properties, Inc.	660,256
8,800	Camden Property Trust	687,544
7,600	Corrections Corp. of America	305,976
4,900	Crown Castle International Corp.	404,446
4,000	DDR Corp.	74,480
44,200	Digital Realty Trust, Inc.	2,915,432
6,100	Duke Realty Corp.	132,797
23,100	Equity Lifestyle Properties, Inc.	1,269,345
24,500	Equity Residential	1,907,570
4,400	Essex Property Trust, Inc.	1,011,560
11,900	Extra Space Storage, Inc.	804,083
9,700	Federal Realty Investment Trust	1,427,937
8,300	General Growth Properties, Inc.	245,265
6,900	HCP, Inc.	298,149
28,000	Health Care REIT, Inc.	2,166,080
13,800	Healthcare Trust of America, Inc. - Class A	384,468
1,300	Home Properties, Inc.	90,077
14,500	Iron Mountain, Inc.	528,960
5,400	Kilroy Realty Corp.	411,318
5,000	Kimco Realty Corp.	134,250
4,200	Liberty Property Trust	149,940
3,500	Macerich Co.	295,155
107,800	MFA Financial, Inc.	847,308
400	Mid-America Apartment Communities, Inc.	30,908
11,200	National Retail Properties, Inc.	458,864
23,200	Omega Healthcare Investors, Inc.#	941,224
7,500	Piedmont Office Realty Trust, Inc. - Class A	139,575
14,200	Post Properties, Inc.	808,406
1,500	Public Storage	295,710
7,800	Realty Income Corp.#	402,480
4,200	Regency Centers Corp.	285,768
55,000	Retail Properties of America, Inc. - Class A	881,650
2,600	Simon Property Group, Inc.	508,664
2,800	SL Green Realty Corp.	359,464
17,300	Spirit Realty Capital, Inc.	208,984
6,900	Starwood Property Trust, Inc.	167,670
4,600	Tanger Factory Outlet Centers	161,782
6,900	Taubman Centers, Inc.	532,197
72,400	Two Harbors Investment Corp.	768,888
24,100	UDR, Inc.	820,123
7,100	Urban Edge Properties	168,270
5,300	Ventas, Inc.	387,006
1,700	Vornado Realty Trust	190,400
10,300	Weingarten Realty Investors	370,594
5,600	Weyerhaeuser Co.	185,640
4,300	WP Carey, Inc.	292,400
		33,539,962
Real Estate Management & Development — 0.2%
3,400	Jones Lang LaSalle, Inc.	579,360
Road & Rail — 1.2%
900	CSX Corp.	29,808
1,500	Kansas City Southern	153,120
4,000	Landstar System, Inc.	265,200
500	Norfolk Southern Corp.	51,460
18,400	Old Dominion Freight Line, Inc.*	1,422,320
11,400	Union Pacific Corp.	1,234,734
		3,156,642
Semiconductor & Semiconductor Equipment — 2.1%
8,900	Avago Technologies, Ltd.	1,130,122
11,200	Broadcom Corp. - Class A	484,904
3,600	Intel Corp.	112,572
3,700	KLA-Tencor Corp.	215,673
1,300	Lam Research Corp.	91,305
44,300	Micron Technology, Inc.*	1,201,859
24,700	Skyworks Solutions, Inc.	2,427,763
		5,664,198
Software — 1.4%
4,800	Electronic Arts, Inc.*	282,312
7,800	FactSet Research Systems, Inc.#	1,241,760
1,100	Intuit, Inc.	106,656
25,200	Microsoft Corp.	1,024,506
32,000	Symantec Corp.	747,680
5,400	Tableau Software, Inc. - Class A*	499,608
		3,902,522
Specialty Retail — 6.7%
800	Advance Auto Parts, Inc.	119,752
1,900	AutoZone, Inc.*	1,296,104
2,200	Bed Bath & Beyond, Inc.*	168,905
24,400	Best Buy Co., Inc.	922,076
10,100	Chico's FAS, Inc.	178,669
24,800	CST Brands, Inc.	1,086,984
27,800	DSW, Inc. - Class A	1,025,264
20,600	Foot Locker, Inc.	1,297,800
2,700	GNC Holdings, Inc. - Class A	132,489
11,700	Home Depot, Inc.	1,329,237
22,500	L Brands, Inc.	2,121,525
23,100	Lowe's Cos., Inc.	1,718,409
18,500	Murphy USA, Inc.*	1,338,845
8,100	O'Reilly Automotive, Inc.*	1,751,544
11,400	Ross Stores, Inc.	1,201,104
15,100	Sally Beauty Holdings, Inc.*	518,987
47,800	Staples, Inc.	778,423
1,900	TJX Cos., Inc.	133,095
5,000	Ulta Salon Cosmetics & Fragrance, Inc.*	754,250
3,600	Williams-Sonoma, Inc.	286,956
		18,160,418
Technology Hardware, Storage & Peripherals — 1.9%
34,800	Apple, Inc.	4,330,164
16,300	NetApp, Inc.	577,998
1,500	Western Digital Corp.	136,515
		5,044,677
Textiles, Apparel & Luxury Goods — 1.4%
2,200	Coach, Inc.	91,146
10,900	Deckers Outdoor Corp.*	794,283
60,000	Hanesbrands, Inc.	2,010,600
300	NIKE, Inc. - Class B	30,099
700	Ralph Lauren Corp.	92,050
600	Under Armour, Inc. - Class A*	48,450
10,400	VF Corp.	783,224
		3,849,852
Tobacco — 5.3%
118,700	Altria Group, Inc.	5,937,374
55,900	Lorillard, Inc.	3,653,065
67,700	Reynolds American, Inc.	4,665,207
		14,255,646
Water Utilities — 0.6%
31,300	American Water Works Co., Inc.	1,696,773
Wireless Telecommunication Services — 1.0%
22,600	SBA Communications Corp. - Class A*	2,646,460
Total Common Stocks (cost $231,423,191)		266,428,017

Investment Companies — 1.6%

Investments Purchased with Cash Collateral from Securities Lending — 1.6%
4,318,844	Janus Cash Collateral Fund LLC, 0.1041%∞,£	4,318,844
Money Markets — 0%
133,000	Janus Cash Liquidity Fund LLC, 0.1097%∞,£	133,000
Total Investment Companies (cost $4,451,844)		4,451,844
Total Investments (total cost $235,875,035) – 100%		$ 270,879,861

(1)	Formerly named INTECH U.S. Growth Fund

Summary of Investments by Country – (Long Positions)

March 31, 2015 (unaudited)

Country	Value	% of Investment Securities
United States	$ 270,629,169	99.9%
Canada	129,792	0.1
India	120,900	0.0
Total	$ 270,879,861	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income producing security.

∞ Rate shown is the 7-day yield as of March 31, 2015.

# Loaned security; a portion or all of the security is on loan at March 31, 2015.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
INTECH U.S. Managed Volatility Fund II
Janus Cash Collateral Fund LLC	13,402,841	50,912,857	(59,996,854)	4,318,844	$ -	$ 38,608(1)	$ 4,318,844
Janus Cash Liquidity Fund LLC	1,608,052	37,478,420	(38,953,472)	133,000	-	1,040	133,000
					$ -	$ 39,648	$ 4,451,844

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$266,428,017	$—	$—

Investment Companies	—	4,451,844	—

Total Assets	$266,428,017	$4,451,844	$—

Janus Diversified Alternatives Fund

Consolidated Schedule of Investments (unaudited)

As of March 31, 2015

Shares		Value
Investment Companies – 100.0%
Money Markets — 100.0%

2,892,903	Janus Cash Liquidity Fund LLC, 0.1041%(a),∞,£ (cost $2,892,903)	$ 2,892,903
Total Investments (total cost $2,892,903) – 100%		$ 2,892,903

Schedule of Forward Currency Contracts, Open

March 31, 2015

Counterparty/Currency and Settlement Date	Currency Units Sold/ (Purchased)	Currency Value	Unrealized Appreciation/ (Depreciation)
HSBC Securities (USA), Inc.:
Australian Dollar 4/10/15	(1,493,000)	$ (1,136,320)	$ (913)
British Pound 4/10/15	(433,000)	(642,186)	(593)
Canadian Dollar 4/10/15	755,000	596,119	(637)
Euro 4/10/15	1,048,000	1,126,832	(2,427)
Japanese Yen 4/10/15	151,100,000	1,260,182	(341)
New Zealand Dollar 4/10/15	(1,920,000)	(1,433,730)	(756)
Norwegian Krone 4/10/15	(6,160,000)	(764,841)	(172)
Swedish Krona 4/10/15	9,460,000	1,099,165	(3,423)
Swiss Franc 4/10/15	773,000	795,967	(1,360)
Total		$ 901,188	$ (10,622)

Schedule of Futures – Long

March 31, 2015

Description	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note expires June 2015 83 contracts principal amount $10,680,516 value $10,699,219	$ 18,703
Copper(a) expires July 2015 4 contracts principal amount $258,883 value $274,250	15,367
Cotton(a) expires July 2015 6 contracts principal amount $186,031 value $190,380	4,349
Euro-Bund expires June 2015 83 contracts principal amount $14,086,769 value $14,166,618	79,849
Gold(a) expires August 2015 2 contracts principal amount $241,200 value $236,820	(4,380)
Live Cattle(a) expires August 2015 5 contracts principal amount $285,240 value $299,000	13,760
S&P® 500 E-mini expires June 2015 39 contracts principal amount $4,005,509 value $4,018,560	13,051
Silver(a) expires July 2015 2 contracts principal amount $165,375 value $166,400	1,025
Soybean(a) expires November 2015 6 contracts principal amount $302,256 value $286,575	(15,681)
U.S. Dollar Index expires June 2015 77 contracts principal amount $7,491,384 value $7,596,897	105,513
Total Futures - Long	$ 231,556

Schedule of Futures – Short

March 31,2015

Description	Unrealized Appreciation/ (Depreciation)
Brent Crude(a) expires June 2015 7 contracts principal amount $381,951 value $393,470	$ (11,519)
Coffee 'C'(a) expires July 2015 8 contracts principal amount $471,915 value $408,300	63,615
Corn(a) expires July 2015 19 contracts principal amount $369,209 value $365,037	4,172
Soybean(a) expires July 2015 2 contracts principal amount $97,779 value $97,775	4
Sugar #11 (World)(a) expires October 2015 27 contracts principal amount $455,467 value $383,443	72,024
Wheat(a) expires September 2015 14 contracts principal amount $366,720 value $365,750	970
WTI Crude(a) expires June 2015 8 contracts principal amount $422,773 value $394,720	28,053
Total Futures - Short	$ 157,319

Total Return Swaps outstanding at March 31, 2015

Counterparty	Return Paid by the Fund	Return Received by the Fund	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.	3 month USD LIBOR plus 20 basis points	Barclays U.S. Credit RBI Series-1 Index	5/1/15	$ 7,400,000	$ 1,935
BNP Paribas	1 month USD LIBOR minus 10 basis points	Russell 2000® Total Return Index	5/5/15	4,500,000	1
BNP Paribas	Russell 1000® Total Return Index	1 month USD LIBOR plus 20 basis points	5/5/15	(4,500,000)	3
BNP Paribas(a)	If negative, a long/short basket of commodity indexes minus 22 basis points	If positive, a long/short basket of commodity indexes minus 22 basis points	4/30/15	36,700,000	15
Goldman Sachs International	1 month USD LIBOR plus 35 basis points	S&P 500® Citigroup Pure Value	5/6/15	11,299,407	6
Goldman Sachs International	1 month USD LIBOR plus 40 basis points	MSCI Daily Total Return Net Emerging Markets	5/6/15	10,000,097	4,251
Goldman Sachs International	MSCI Daily Total Return Gross World USD	1 month USD LIBOR plus 40 basis points	5/6/15	(10,002,557)	3,724
Goldman Sachs International	S&P 500® Citigroup Pure Growth	1 month USD LIBOR plus 5 basis points	5/6/15	(11,295,456)	-
Total					$ 9,935

Notes to Consolidated Schedule of Investments (unaudited)

LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company

(a) All or a portion of this security is owned by Janus Diversified Alternatives Subsidiary, Ltd. See “Investment in Subsidiary in Janus Diversified Alternatives Fund” in the notes following the Schedules of Investments.

∞ Rate shown is the 7-day yield as of March 31, 2015.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
Janus Diversified Alternatives Fund
Janus Cash Liquidity Fund LLC	10,255,772	28,860,058	(36,222,927)	2,892,903	$ -	$ 3,792	$ 2,892,903

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Investment Companies	$ —	$ 2,892,903	$ —

Total Investments in Securities	$ —	$ 2,892,903	$ —

Other Financial Instruments(a):
Outstanding Swap Contracts, at Value	$ —	$ 9,935	$ —
Variation Margin Receivable	277,719	—	—

Total Assets	$ 277,719	$2,902,838	$ —

Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$ —	$ 10,622	$ —
Variation Margin Payable	98,755	—	—

Total Liabilities	$ 98,755	$10,622	$ —

(a)	Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Flexible Bond Fund

Schedule of Investments (unaudited)

As of March 31, 2015

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 5.6%
$ 17,290,000	AmeriCredit Automobile Receivables Trust 2012-4 2.6800%, 10/9/18	$ 17,460,773
6,929,000	AmeriCredit Automobile Receivables Trust 2012-4 3.8200%, 2/10/20 (144A)	7,101,338
5,802,000	AmeriCredit Automobile Receivables Trust 2013-4 3.3100%, 10/8/19	5,957,644
54,208,000	Applebee's Funding LLC / IHOP Funding LLC 4.2770%, 9/5/44 (144A)	56,107,774
11,353,000	Aventura Mall Trust 2013-AVM 3.7427%, 12/5/32 (144A),‡	11,348,493
6,120,000	Banc of America Commercial Mortgage Trust 2006-6 5.4210%, 10/10/45	6,342,334
4,100,640	Banc of America Commercial Mortgage Trust 2007-5 5.7720%, 2/10/51‡	4,373,308
9,102,000	Boca Hotel Portfolio Trust 2013-BOCA 3.2245%, 8/15/26 (144A),‡	9,091,241
23,181,060	CKE Restaurant Holdings, Inc. 4.4740%, 3/20/43 (144A)	23,932,799
10,247,111	COMM 2007-C9 Mortgage Trust 5.6500%, 12/10/49‡	10,894,841
1,653,632	COMM 2007-C9 Mortgage Trust 5.7977%, 12/10/49‡	1,730,604
28,080,927	Commercial Mortgage Trust 2007-GG11 5.8670%, 12/10/49‡	30,398,474
10,513,000	DB Master Finance LLC 2015-1 3.2620%, 2/20/45 (144A)	10,614,661
16,496,786	Domino's Pizza Master Issuer LLC 5.2160%, 1/25/42 (144A)	17,153,094
4,368,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2.5738%, 10/25/24‡	4,427,448
3,948,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2.8238%, 10/25/24‡	3,986,592
17,419,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2.3728%, 3/25/25‡	17,443,230
18,678,170	FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20§	16,682,671
7,082,000	GAHR Commercial Mortgage Trust 2015-NRF 3.3822%, 12/15/19 (144A)	7,005,798
16,157,000	GS Mortgage Securities Corp. II 3.4356%, 12/10/27 (144A),‡	15,471,491
7,382,000	GS Mortgage Securities Corp. Trust 2013-NYC5 3.6490%, 1/10/30 (144A),‡	7,519,113
6,602,000	Hilton USA Trust 2013-HLT 4.4065%, 11/5/30 (144A)	6,794,963
13,633,000	Hilton USA Trust 2013-HLT 5.2216%, 11/5/30 (144A),‡	14,003,231
11,090,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.1645%, 4/15/30 (144A),‡	11,090,488
5,418,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.9145%, 4/15/30 (144A),‡	5,418,916
11,480,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-WT 2.8044%, 2/16/25 (144A)	11,666,963
10,914,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-WT 4.8447%, 2/16/25 (144A)	11,437,119
4,840,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU 2.7720%, 12/15/28 (144A),‡	4,853,068
4,144,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU 3.6720%, 12/15/28 (144A),‡	4,144,149
8,149,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 1.9815%, 1/15/32 (144A),‡	8,159,675
8,939,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 4.1315%, 1/15/32 (144A),‡	8,949,655
19,201,072	LB-UBS Commercial Mortgage Trust 2007-C2 5.4930%, 2/15/40‡	20,305,979
7,219,000	Santander Drive Auto Receivables Trust 2.5200%, 9/17/18	7,271,071
7,140,000	Santander Drive Auto Receivables Trust 2012-5 3.3000%, 9/17/18	7,307,454
9,957,000	Santander Drive Auto Receivables Trust 2013-4 4.6700%, 1/15/20 (144A)	10,405,075
10,944,000	Santander Drive Auto Receivables Trust 2015-1 3.2400%, 4/15/21	11,023,815
17,177,364	Starwood Retail Property Trust 2014-STAR 3.4220%, 11/15/27 (144A),‡	17,255,607
8,355,000	Starwood Retail Property Trust 2014-STAR 4.3220%, 11/15/27 (144A),‡	8,391,837
24,564,028	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 5.3830%, 12/15/43	26,050,987
1,275,843	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 5.5910%, 4/15/47‡	1,362,271
24,963,006	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 5.6600%, 4/15/47‡	26,015,371
7,853,441	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 5.9635%, 2/15/51‡	8,282,129
5,007,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 2.9062%, 1/15/27 (144A),‡	4,966,734
6,940,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 2.4062%, 2/15/27 (144A),‡	6,953,207
2,030,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 3.4062%, 2/15/27 (144A),‡	2,024,949
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $525,208,238)		529,178,434
Bank Loans and Mezzanine Loans — 1.0%
Communications — 0.1%
13,886,110	Tribune Media Co. 4.0000%, 12/27/20‡	13,889,582
Consumer Non-Cyclical — 0.3%
3,303,630	CHS/Community Health Systems, Inc. 4.2500%, 1/27/21‡	3,318,992
14,336,663	IMS Health, Inc. 3.5000%, 3/17/21‡	14,273,008
11,219,682	Quintiles Transnational Corp. 3.7500%, 6/8/18‡	11,240,775
		28,832,775
Technology — 0.6%
53,430,103	Avago Technologies Cayman, Ltd. 3.7500%, 5/6/21‡	53,507,042
Total Bank Loans and Mezzanine Loans (cost $96,167,578)		96,229,399
Corporate Bonds — 36.7%
Asset-Backed Securities — 0.2%
22,160,000	American Tower Trust I 1.5510%, 3/15/18 (144A)	22,115,902
Banking — 5.8%
3,921,000	Ally Financial, Inc. 8.0000%, 12/31/18	4,430,730
10,837,000	Ally Financial, Inc. 8.0000%, 3/15/20	12,923,123
22,028,000	Ally Financial, Inc. 4.1250%, 3/30/20	21,890,325
10,725,000	Ally Financial, Inc. 7.5000%, 9/15/20	12,561,656
15,687,000	American Express Co. 6.8000%, 9/1/66‡	16,474,487
9,549,000	Bank of America Corp. 1.5000%, 10/9/15	9,589,536
33,245,000	Bank of America Corp. 8.0000%µ	35,530,594
35,256,000	Citigroup, Inc. 5.8000%µ	35,344,140
7,802,000	Discover Financial Services 3.9500%, 11/6/24	8,023,631
16,338,000	Discover Financial Services 3.7500%, 3/4/25	16,457,872
30,629,000	Goldman Sachs Capital I 6.3450%, 2/15/34	38,170,013
9,266,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	9,935,765
18,468,000	Intesa Sanpaolo SpA 5.0170%, 6/26/24 (144A)	18,901,813
34,275,000	Morgan Stanley 1.8750%, 1/5/18	34,509,510
20,985,000	Morgan Stanley 5.5500%µ	21,194,850
4,441,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15	4,473,397
34,815,000	Royal Bank of Scotland Group PLC 6.1000%, 6/10/23	38,716,264
22,347,000	Royal Bank of Scotland Group PLC 6.0000%, 12/19/23	24,857,507
44,820,000	Royal Bank of Scotland Group PLC 5.1250%, 5/28/24	47,021,155
52,576,000	Santander UK PLC 5.0000%, 11/7/23 (144A)	56,617,359
17,187,000	SVB Financial Group 5.3750%, 9/15/20	19,559,769
21,479,000	Synchrony Financial 3.0000%, 8/15/19	21,945,245
9,470,000	Synchrony Financial 4.2500%, 8/15/24	9,903,754
32,198,000	Zions Bancorporation 5.8000%µ	30,797,387
		549,829,882
Basic Industry — 2.0%
26,244,000	Albemarle Corp. 4.1500%, 12/1/24	27,218,308
23,391,000	Albemarle Corp. 5.4500%, 12/1/44	25,228,199
12,181,000	Ashland, Inc. 3.8750%, 4/15/18	12,485,525
16,026,000	Ashland, Inc. 6.8750%, 5/15/43	17,308,080
34,564,000	Georgia-Pacific LLC 3.1630%, 11/15/21 (144A)	35,430,589
17,413,000	Georgia-Pacific LLC 3.6000%, 3/1/25 (144A)	17,850,293
24,622,000	LyondellBasell Industries NV 4.6250%, 2/26/55	24,517,553
17,593,000	Reliance Steel & Aluminum Co. 4.5000%, 4/15/23	17,772,765
15,338,000	Rockwood Specialties Group, Inc. 4.6250%, 10/15/20	15,970,693
		193,782,005
Brokerage — 3.6%
18,895,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	19,785,332
14,549,000	Carlyle Holdings Finance LLC 3.8750%, 2/1/23 (144A)	15,060,747
13,897,000	Charles Schwab Corp. 3.0000%, 3/10/25	14,055,606
16,915,000	Charles Schwab Corp. 7.0000%µ	19,959,700
22,883,000	E*TRADE Financial Corp. 5.3750%, 11/15/22	24,141,565
30,463,000	E*TRADE Financial Corp. 4.6250%, 9/15/23	30,996,102
480,000	Lazard Group LLC 6.8500%, 6/15/17	533,262
21,612,000	Lazard Group LLC 4.2500%, 11/14/20	23,097,371
36,826,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	38,391,105
22,005,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	23,490,338
50,369,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	58,227,370
14,827,000	Stifel Financial Corp. 4.2500%, 7/18/24	15,135,327
19,313,000	TD Ameritrade Holding Corp. 2.9500%, 4/1/22	19,636,242
41,825,000	TD Ameritrade Holding Corp. 3.6250%, 4/1/25	43,787,471
		346,297,538
Capital Goods — 1.6%
13,091,000	CNH Industrial Capital LLC 3.6250%, 4/15/18	13,123,728
13,613,000	Exelis, Inc. 4.2500%, 10/1/16	14,035,711
5,883,000	Exelis, Inc. 5.5500%, 10/1/21	6,497,721
19,197,000	FLIR Systems, Inc. 3.7500%, 9/1/16	19,782,144
13,275,000	Hanson, Ltd. 6.1250%, 8/15/16	13,971,937
10,185,000	Martin Marietta Materials, Inc. 4.2500%, 7/2/24	10,678,086
8,418,000	Owens Corning 4.2000%, 12/1/24	8,681,172
14,123,000	Vulcan Materials Co. 7.0000%, 6/15/18	16,064,912
7,611,000	Vulcan Materials Co. 7.5000%, 6/15/21	9,133,200
35,729,000	Vulcan Materials Co. 4.5000%, 4/1/25	36,264,935
		148,233,546
Communications — 0.4%
7,718,000	Nielsen Finance LLC / Nielsen Finance Co. 4.5000%, 10/1/20	7,853,065
12,261,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	12,406,894
18,623,000	UBM PLC 5.7500%, 11/3/20 (144A)	20,574,038
		40,833,997
Consumer Cyclical — 2.6%
34,795,000	Brinker International, Inc. 3.8750%, 5/15/23	34,807,805
5,191,000	Continental Rubber of America Corp. 4.5000%, 9/15/19 (144A)	5,356,053
7,500,000	DR Horton, Inc. 4.7500%, 5/15/17	7,837,500
13,202,000	DR Horton, Inc. 3.7500%, 3/1/19	13,367,025
17,244,000	General Motors Co. 3.5000%, 10/2/18	17,667,513
57,473,000	General Motors Co. 4.8750%, 10/2/23	62,226,822
10,856,000	General Motors Co. 6.2500%, 10/2/43	13,299,273
7,684,000	General Motors Financial Co., Inc. 3.2500%, 5/15/18	7,828,075
4,654,000	General Motors Financial Co., Inc. 4.2500%, 5/15/23	4,821,358
5,304,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	5,721,499
15,015,000	MDC Holdings, Inc. 5.5000%, 1/15/24	14,639,625
14,045,000	Schaeffler Finance BV 4.2500%, 5/15/21 (144A)	13,974,775
11,976,000	Starwood Hotels & Resorts Worldwide, Inc. 7.1500%, 12/1/19	14,190,243
6,453,000	Toll Brothers Finance Corp. 4.0000%, 12/31/18	6,630,457
5,251,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	5,762,972
3,593,000	Toll Brothers Finance Corp. 4.3750%, 4/15/23	3,628,930
11,144,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.2500%, 5/30/23 (144A)	10,642,520
		242,402,445
Consumer Non-Cyclical — 4.8%
2,083,000	Actavis Funding SCS 2.4500%, 6/15/19	2,091,572
29,247,000	Actavis Funding SCS 3.0000%, 3/12/20	29,922,167
5,922,000	Actavis Funding SCS 3.8500%, 6/15/24	6,117,065
33,837,000	Actavis Funding SCS 3.8000%, 3/15/25	34,920,799
16,125,000	Actavis Funding SCS 4.5500%, 3/15/35	16,807,378
5,264,000	Actavis Funding SCS 4.8500%, 6/15/44	5,591,184
12,077,000	Actavis Funding SCS 4.7500%, 3/15/45	12,836,112
19,307,000	Becton Dickinson and Co. 1.8000%, 12/15/17	19,454,930
25,609,000	Fresenius Medical Care US Finance II, Inc. 5.8750%, 1/31/22 (144A)	28,169,900
9,472,000	HCA, Inc. 3.7500%, 3/15/19	9,599,304
7,793,000	JM Smucker Co. 3.5000%, 3/15/25 (144A)	8,011,305
22,507,000	Laboratory Corp. of America Holdings 3.2000%, 2/1/22	22,785,164
22,507,000	Laboratory Corp. of America Holdings 3.6000%, 2/1/25	22,598,851
15,204,000	Life Technologies Corp. 6.0000%, 3/1/20	17,558,993
4,572,000	Life Technologies Corp. 5.0000%, 1/15/21	5,105,932
9,119,000	Omnicare, Inc. 4.7500%, 12/1/22	9,415,367
11,263,000	Omnicare, Inc. 5.0000%, 12/1/24	11,769,835
3,297,000	Smithfield Foods, Inc. 5.2500%, 8/1/18 (144A)	3,371,182
10,753,000	Thermo Fisher Scientific, Inc. 3.3000%, 2/15/22	11,025,782
9,226,000	Tyson Foods, Inc. 6.6000%, 4/1/16	9,732,563
12,308,000	VRX Escrow Corp. 5.8750%, 5/15/23 (144A)	12,615,700
12,308,000	VRX Escrow Corp. 6.1250%, 4/15/25 (144A)	12,738,780
29,178,000	Wm Wrigley Jr Co. 2.4000%, 10/21/18 (144A)	29,700,870
31,399,000	Wm Wrigley Jr Co. 3.3750%, 10/21/20 (144A)	32,902,635
21,921,000	Zimmer Holdings, Inc. 2.7000%, 4/1/20	22,226,710
25,905,000	Zimmer Holdings, Inc. 3.1500%, 4/1/22	26,218,528
29,850,000	Zimmer Holdings, Inc. 3.5500%, 4/1/25	30,469,149
		453,757,757
Electric — 0.4%
8,576,000	IPALCO Enterprises, Inc. 5.0000%, 5/1/18	9,090,560
11,478,000	PPL WEM Holdings, Ltd. 3.9000%, 5/1/16 (144A)	11,796,067
15,863,000	PPL WEM Holdings, Ltd. 5.3750%, 5/1/21 (144A)	18,257,139
		39,143,766
Energy — 5.6%
30,486,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	29,571,420
29,941,000	Chesapeake Energy Corp. 4.8750%, 4/15/22	28,069,687
15,641,000	Chevron Corp. 1.3450%, 11/15/17	15,768,521
36,509,000	Cimarex Energy Co. 5.8750%, 5/1/22	38,882,085
23,385,000	Cimarex Energy Co. 4.3750%, 6/1/24	23,209,613
25,186,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 7.7500%, 4/1/19	26,170,773
27,798,000	DCP Midstream Operating LP 4.9500%, 4/1/22	27,063,243
11,882,000	DCP Midstream Operating LP 3.8750%, 3/15/23	10,695,927
12,243,000	DCP Midstream Operating LP 5.6000%, 4/1/44	10,518,843
14,777,000	Devon Energy Corp. 2.2500%, 12/15/18	14,918,401
9,803,000	Energy Transfer Partners LP 4.1500%, 10/1/20	10,291,336
13,003,000	EnLink Midstream Partners LP 4.4000%, 4/1/24	13,668,455
10,005,000	EnLink Midstream Partners LP 5.6000%, 4/1/44	11,093,484
10,375,000	Forum Energy Technologies, Inc. 6.2500%, 10/1/21	9,726,563
3,603,000	Frontier Oil Corp. 6.8750%, 11/15/18	3,711,090
15,204,000	Helmerich & Payne International Drilling Co. 4.6500%, 3/15/25 (144A)	15,745,475
8,752,000	Kinder Morgan Energy Partners LP 5.0000%, 10/1/21	9,388,130
9,043,000	Kinder Morgan Energy Partners LP 4.3000%, 5/1/24	9,206,543
1,010,000	Kinder Morgan, Inc. 6.5000%, 9/15/20	1,169,237
10,807,000	Kinder Morgan, Inc. 7.7500%, 1/15/32	13,300,672
8,662,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	9,581,982
1,703,000	Nabors Industries, Inc. 6.1500%, 2/15/18	1,818,727
18,925,000	Nabors Industries, Inc. 5.0000%, 9/15/20	18,847,199
19,260,000	NGL Energy Partners LP / NGL Energy Finance Corp. 5.1250%, 7/15/19	18,874,800
42,138,000	Oceaneering International, Inc. 4.6500%, 11/15/24	42,602,993
6,294,000	Phillips 66 Partners LP 3.6050%, 2/15/25	6,304,593
2,139,000	Southern Star Central Gas Pipeline, Inc. 6.0000%, 6/1/16 (144A)	2,234,476
23,889,000	Spectra Energy Partners LP 4.7500%, 3/15/24	26,234,183
18,639,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.1250%, 11/15/19 (144A)	18,545,805
37,546,000	Western Gas Partners LP 5.3750%, 6/1/21	41,489,456
5,767,000	Whiting Petroleum Corp. 6.5000%, 10/1/18	5,767,000
17,077,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	16,778,153
		531,248,865
Finance Companies — 1.4%
45,461,000	CIT Group, Inc. 4.2500%, 8/15/17	46,029,263
30,258,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	31,468,320
8,680,000	GE Capital Trust I 6.3750%, 11/15/67‡	9,396,100
5,181,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	5,621,385
30,805,000	General Electric Capital Corp. 6.2500%µ	34,655,625
7,700,000	General Electric Capital Corp. 7.1250%µ	9,037,875
		136,208,568
Financial — 0.8%
26,336,000	Jones Lang LaSalle, Inc. 4.4000%, 11/15/22	27,701,100
45,264,000	LeasePlan Corp. NV 2.5000%, 5/16/18 (144A)	45,773,537
		73,474,637
Industrial — 0.2%
6,643,000	Cintas Corp. No 2 2.8500%, 6/1/16	6,797,848
7,102,000	Cintas Corp. No 2 4.3000%, 6/1/21	7,735,527
		14,533,375
Insurance — 0.6%
37,213,000	Primerica, Inc. 4.7500%, 7/15/22	41,261,737
14,858,000	Voya Financial, Inc. 5.6500%, 5/15/53‡	15,526,610
		56,788,347
Owned No Guarantee — 0.1%
11,727,000	Korea National Oil Corp. 4.0000%, 10/27/16 (144A)	12,199,528
Real Estate Investment Trusts (REITs) — 2.1%
14,603,000	Alexandria Real Estate Equities, Inc. 2.7500%, 1/15/20	14,650,211
27,289,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	28,836,614
12,730,000	Alexandria Real Estate Equities, Inc. 4.5000%, 7/30/29	13,438,654
28,403,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21 (144A)	33,317,656
26,244,000	Kennedy-Wilson, Inc. 5.8750%, 4/1/24	26,309,610
12,363,000	Post Apartment Homes LP 4.7500%, 10/15/17	13,269,035
3,712,000	Reckson Operating Partnership LP 6.0000%, 3/31/16	3,884,497
3,772,000	Retail Opportunity Investments Partnership LP 5.0000%, 12/15/23	4,124,942
8,347,000	Retail Opportunity Investments Partnership LP 4.0000%, 12/15/24	8,538,689
5,480,000	Senior Housing Properties Trust 6.7500%, 4/15/20	6,247,945
6,407,000	Senior Housing Properties Trust 6.7500%, 12/15/21	7,452,200
11,826,000	SL Green Realty Corp. 5.0000%, 8/15/18	12,760,100
21,041,000	SL Green Realty Corp. 7.7500%, 3/15/20	25,541,039
		198,371,192
Technology — 3.6%
13,054,000	Autodesk, Inc. 3.6000%, 12/15/22	13,190,688
34,402,000	Cadence Design Systems, Inc. 4.3750%, 10/15/24	35,748,116
3,704,000	Fidelity National Information Services, Inc. 5.0000%, 3/15/22	3,927,425
12,434,000	Fiserv, Inc. 3.1250%, 10/1/15	12,582,487
6,807,000	Seagate HDD Cayman 4.7500%, 6/1/23	7,154,395
64,354,000	Seagate HDD Cayman 4.7500%, 1/1/25 (144A)	66,638,052
24,347,000	Seagate HDD Cayman 5.7500%, 12/1/34 (144A)	26,023,340
41,042,000	Trimble Navigation, Ltd. 4.7500%, 12/1/24	43,271,976
60,270,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A)	59,748,905
11,318,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	12,134,560
44,756,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	51,514,380
13,494,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	14,069,182
		346,003,506
Transportation — 0.9%
2,586,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	2,607,588
18,608,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	18,806,194
2,802,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	2,842,573
23,764,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	24,669,432
10,754,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.5000%, 6/15/19 (144A)	10,768,120
1,632,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 4.8750%, 7/11/22 (144A)	1,765,587
11,821,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 4.2500%, 1/17/23 (144A)	12,297,729
11,678,000	Southwest Airlines Co. 5.1250%, 3/1/17	12,486,480
		86,243,703
Total Corporate Bonds (cost $3,381,854,392)		3,491,468,559
Mortgage-Backed Securities — 16.6%
Fannie Mae Pool:
2,843,313	5.5000%, 1/1/25	3,117,243
3,922,335	4.0000%, 6/1/29	4,174,535
11,743,282	4.0000%, 9/1/29	12,497,915
10,422,752	5.0000%, 9/1/29	11,603,289
48,213,526	3.5000%, 10/1/29	51,384,230
3,979,349	5.0000%, 1/1/30	4,433,343
1,985,258	5.5000%, 1/1/33	2,261,242
9,249,113	6.0000%, 10/1/35	10,617,261
7,362,373	6.0000%, 12/1/35	8,461,717
3,408,700	6.0000%, 2/1/37	3,948,535
11,004,783	6.0000%, 9/1/37	12,153,969
7,851,399	6.0000%, 10/1/38	9,190,714
3,220,808	7.0000%, 2/1/39	3,867,076
10,311,924	5.5000%, 3/1/40	11,828,875
24,422,330	5.5000%, 4/1/40	27,630,699
2,771,260	4.5000%, 10/1/40	3,077,065
2,656,986	5.0000%, 10/1/40	3,001,737
26,319,022	5.0000%, 2/1/41	29,608,200
5,783,736	5.5000%, 2/1/41	6,660,872
4,867,897	5.0000%, 4/1/41	5,476,540
4,768,678	5.0000%, 5/1/41	5,324,011
8,185,222	5.5000%, 5/1/41	9,214,141
7,183,529	5.5000%, 6/1/41	8,110,838
12,756,655	5.0000%, 7/1/41	14,349,401
28,450,052	5.5000%, 7/1/41	32,065,192
11,349,830	4.5000%, 8/1/41	12,505,562
5,746,075	5.0000%, 10/1/41	6,453,973
15,075,515	5.5000%, 12/1/41	17,071,337
15,549,913	4.0000%, 6/1/42	16,959,259
31,085,723	3.5000%, 7/1/42	32,910,834
9,878,518	4.0000%, 7/1/42	10,774,252
6,828,973	4.0000%, 8/1/42	7,449,310
7,988,968	4.0000%, 9/1/42	8,714,423
8,305,473	4.0000%, 9/1/42	9,057,924
10,352,167	4.0000%, 11/1/42	11,296,157
4,253,470	4.0000%, 12/1/42	4,624,836
19,519,206	3.5000%, 1/1/43	20,676,750
40,155,092	3.5000%, 2/1/43	42,524,687
44,870,891	3.5000%, 2/1/43	47,524,170
48,334,676	4.5000%, 2/1/43	53,677,187
21,186,640	3.5000%, 3/1/43	22,435,851
21,390,245	4.0000%, 5/1/43	23,339,590
28,279,598	4.0000%, 7/1/43	30,841,552
24,907,921	4.0000%, 8/1/43	27,176,802
7,499,719	4.0000%, 9/1/43	8,179,889
23,895,364	4.0000%, 9/1/43	26,065,860
11,808,500	3.5000%, 1/1/44	12,528,545
29,620,132	3.5000%, 1/1/44	31,454,673
15,093,470	4.0000%, 2/1/44	16,465,505
14,441,664	3.5000%, 4/1/44	15,289,201
48,899,492	3.5000%, 5/1/44	51,877,166
44,606,104	4.0000%, 7/1/44	48,675,529
17,411,143	5.0000%, 7/1/44	19,885,866
9,294,272	4.0000%, 8/1/44	10,142,190
24,750,715	4.0000%, 8/1/44	27,008,835
35,580,457	3.5000%, 2/1/45	37,680,323
Freddie Mac Gold Pool:
2,012,244	5.0000%, 1/1/19	2,114,553
1,857,042	5.5000%, 8/1/19	1,947,071
3,794,633	5.0000%, 6/1/20	4,042,048
6,544,974	5.5000%, 12/1/28	7,338,901
8,811,247	3.5000%, 7/1/29	9,402,151
6,897,294	5.5000%, 10/1/36	7,808,688
16,068,732	5.5000%, 4/1/40	18,208,007
36,052,495	6.0000%, 4/1/40	41,305,937
6,669,563	4.5000%, 1/1/41	7,373,827
10,988,637	5.0000%, 5/1/41	12,369,559
9,650,492	5.5000%, 5/1/41	10,834,906
Freddie Mac Pool:
7,346,361	3.5000%, 8/1/29	7,841,007
15,005,439	3.5000%, 2/1/44	15,858,167
4,205,258	4.0000%, 8/1/44	4,568,790
Ginnie Mae I Pool:
5,222,837	4.0000%, 8/15/24	5,585,412
10,495,178	5.1000%, 1/15/32	12,083,243
12,007,887	4.9000%, 10/15/34	13,477,946
3,197,300	5.5000%, 9/15/35	3,709,073
5,209,746	5.5000%, 3/15/36	5,973,429
26,348,940	5.5000%, 6/15/39	30,553,778
9,270,661	5.5000%, 8/15/39	10,676,936
13,789,846	5.5000%, 8/15/39	15,883,231
8,694,343	5.0000%, 9/15/39	9,930,777
18,697,434	5.0000%, 9/15/39	21,363,200
5,449,744	5.0000%, 10/15/39	6,160,962
9,343,681	5.0000%, 11/15/39	10,451,703
2,938,719	5.0000%, 1/15/40	3,287,108
829,595	5.0000%, 5/15/40	943,000
3,217,269	5.0000%, 5/15/40	3,647,743
12,825,110	5.0000%, 5/15/40	14,444,467
2,743,244	5.0000%, 7/15/40	3,063,386
9,683,417	5.0000%, 7/15/40	10,836,641
9,565,509	4.5000%, 9/15/40	10,701,082
9,322,935	5.0000%, 2/15/41	10,435,036
3,044,825	5.0000%, 4/15/41	3,417,273
12,340,832	4.5000%, 5/15/41	13,788,947
3,607,235	5.0000%, 5/15/41	4,122,891
2,937,019	4.5000%, 7/15/41	3,300,784
8,637,530	4.5000%, 7/15/41	9,560,689
20,647,078	4.5000%, 8/15/41	23,278,987
5,178,569	5.0000%, 9/15/41	5,820,690
Ginnie Mae II Pool:
4,792,428	6.0000%, 11/20/34	5,545,443
21,121,415	5.5000%, 3/20/35	23,944,898
5,652,073	5.5000%, 3/20/36	6,404,698
5,887,749	5.5000%, 11/20/37	6,569,987
2,132,499	6.0000%, 1/20/39	2,411,217
1,084,994	7.0000%, 5/20/39	1,241,226
2,659,846	5.0000%, 6/20/41	2,942,169
10,943,957	5.0000%, 6/20/41	12,112,078
976,501	6.0000%, 10/20/41	1,121,687
4,630,883	6.0000%, 12/20/41	5,304,620
7,732,566	5.5000%, 1/20/42	8,760,927
2,830,066	6.0000%, 1/20/42	3,250,062
4,345,636	6.0000%, 2/20/42	4,976,232
2,916,467	6.0000%, 3/20/42	3,344,681
10,930,719	6.0000%, 4/20/42	12,549,524
5,600,496	3.5000%, 5/20/42	5,959,359
8,252,678	5.5000%, 5/20/42	9,354,859
7,997,572	6.0000%, 5/20/42	9,068,343
13,582,110	5.5000%, 7/20/42	15,187,826
3,192,782	6.0000%, 7/20/42	3,661,653
3,229,628	6.0000%, 8/20/42	3,708,288
3,623,302	6.0000%, 9/20/42	4,160,820
3,167,933	6.0000%, 11/20/42	3,626,139
3,892,921	6.0000%, 2/20/43	4,469,172
Total Mortgage-Backed Securities (cost $1,555,034,151)		1,582,514,612
Preferred Stocks — 1.7%
Capital Markets — 0.5%
24,975	Morgan Stanley Capital Trust III, 6.2500%	640,109
629,522	Morgan Stanley, 6.8750%	17,318,150
726,348	Morgan Stanley, 7.1250%	20,679,128
227,669	State Street Corp., 5.9000%	6,213,087
		44,850,474
Commercial Banks — 0.3%
933,576	Wells Fargo & Co., 6.6250%	26,354,850
Construction & Engineering — 0.1%
442,292	Citigroup Capital XIII, 7.8750%	11,729,584
Consumer Finance — 0.6%
29,292	Ally Financial, Inc., 7.0000% (144A)	29,919,033
996,183	Discover Financial Services, 6.5000%	25,821,064
		55,740,097
Pharmaceuticals — 0.2%
19,045	Actavis PLC, 5.5000%	19,273,540
Total Preferred Stocks (cost $149,406,428)		157,948,545
U.S. Treasury Notes/Bonds — 35.7%
$ 125,984,400	0.5000%, 11/30/16	126,043,487
544,813,200	0.6250%, 12/31/16	546,132,738
317,987,000	0.5000%, 1/31/17	318,011,803
155,553,800	0.8750%, 1/31/17	156,574,544
18,124,700	0.8750%, 2/28/17	18,239,393
28,903,100	0.7500%, 6/30/17	28,961,802
9,031,800	0.8750%, 7/15/17	9,076,959
953,300	1.0000%, 9/15/17	959,854
1,630,600	0.8750%, 10/15/17	1,636,206
9,661,200	0.7500%, 10/31/17	9,660,446
195,123,600	1.0000%, 12/15/17	196,175,511
11,872,800	0.7500%, 12/31/17	11,850,538
18,916,200	0.8750%, 1/31/18	18,932,449
14,218,000	0.7500%, 3/31/18	14,154,687
19,047,900	2.3750%, 5/31/18	19,890,179
62,473,800	1.3750%, 7/31/18	63,201,057
218,545,500	1.5000%, 8/31/18	221,909,134
118,776,600	1.6250%, 7/31/19	120,558,249
71,941,800	1.7500%, 9/30/19	73,313,155
101,544,900	1.5000%, 10/31/19	102,346,191
199,800,700	1.5000%, 11/30/19	201,330,374
21,626,200	1.6250%, 12/31/19	21,901,588
61,305,900	2.1250%, 9/30/21	63,068,445
393,240,100	2.2500%, 11/15/24	404,269,305
126,398,000	2.0000%, 2/15/25	127,197,847
11,904,100	3.7500%, 11/15/43	14,870,828
86,505,400	3.6250%, 2/15/44	105,773,094
1,357,700	3.3750%, 5/15/44	1,590,524
111,665,800	3.1250%, 8/15/44	125,109,357
85,246,500	3.0000%, 11/15/44	93,404,846
179,098,000	2.5000%, 2/15/45	177,446,895
Total U.S. Treasury Notes/Bonds (cost $3,322,629,875)		3,393,591,485
Investment Companies — 2.7%
Money Markets — 2.7%
257,888,450	Janus Cash Liquidity Fund LLC, 0.1097%∞,£ (cost $257,888,450)	257,888,450
Total Investments (total cost $9,288,189,112) – 100%		$ 9,508,819,484

Summary of Investments by Country – (Long Positions)
March 31, 2015 (unaudited)

Country	Value	% of Investment Securities
United States	$ 9,009,757,490	94.7%
United Kingdom	206,231,657	2.2
Taiwan	59,748,905	0.6
Singapore	53,507,042	0.6
Germany	47,500,728	0.5
Netherlands	45,773,537	0.5
Australia	35,925,244	0.4
Canada	19,273,540	0.2
Italy	18,901,813	0.2
South Korea	12,199,528	0.1
Total	$ 9,508,819,484	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2015 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Flexible Bond Fund	$ 1,156,384,580	12.2%

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞	Rate shown is the 7-day yield as of March 31, 2015.

µ	This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

§	Schedule of Restricted and Illiquid Securities (as of March 31, 2015)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Flexible Bond Fund
FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20	4/29/13	$ 15,854,556	$ 16,682,671	0.2%

The Fund has registration rights for certain restricted securities held as of March 31, 2015. The issuer incurs all registration costs.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
Janus Flexible Bond Fund
Janus Cash Liquidity Fund LLC	89,490,320	5,158,449,845	(4,990,051,715)	257,888,450	$ -	$ 111,438	$ 257,888,450

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$ —	$ 529,178,434	$ —

Bank Loans and Mezzanine Loans	—	96,229,399	—

Corporate Bonds	—	3,491,468,559	—

Mortgage-Backed Securities	—	1,582,514,612	—

Preferred Stocks	—	157,948,545	—

U.S. Treasury Notes/Bonds	—	3,393,591,485	—

Investment Companies	—	257,888,450	—

Total Assets	$ —	$ 9,508,819,484	$ —

Janus Global Allocation Fund - Conservative

Schedule of Investments (unaudited)

As of March 31, 2015

Shares		Value
Investment Companies£ — 100.0%
Alternative Funds — 6.5%
1,319,132	Janus Diversified Alternatives Fund - Class N Shares	$ 13,521,106
505,856	Janus Global Real Estate Fund - Class I Shares	5,878,045
		19,399,151
Equity Funds — 41.0%
1,579,977	INTECH International Managed Volatility Fund - Class I Shares(1)	12,560,816
833,016	INTECH U.S. Managed Volatility Fund - Class N Shares(2)	8,796,649
479,349	INTECH U.S. Managed Volatility II Fund - Class I Shares(3)	10,886,030
76,223	Janus Forty Fund - Class N Shares	2,511,538
120,090	Janus Fund - Class N Shares	4,725,530
197,327	Janus Global Research Fund - Class I Shares	13,447,842
499,027	Janus Global Select Fund - Class I Shares	6,981,396
2,012,990	Janus International Equity Fund - Class N Shares	25,705,878
164,458	Janus Overseas Fund - Class N Shares	5,103,137
293,965	Janus Triton Fund - Class N Shares	7,449,069
1,326,310	Perkins Large Cap Value Fund - Class N Shares	21,552,538
153,844	Perkins Small Cap Value Fund - Class N Shares	3,433,801
		123,154,224
Fixed Income Funds — 52.5%
2,236,525	Janus Flexible Bond Fund - Class N Shares	23,886,089
11,398,571	Janus Global Bond Fund - Class N Shares	113,871,722
6,536,688	Janus Short-Term Bond Fund - Class N Shares	19,936,900
		157,694,711
Total Investments (total cost $276,247,387) – 100%		$ 300,248,086

(1) Formerly named INTECH International Fund.

(2) Formerly named INTECH U.S. Value Fund.

(3) Formerly named INTECH U.S. Growth Fund.

Notes to Schedule of Investments (unaudited)

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Except for the value at period end, all other information in the table is for the period ended March 31, 2015.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
Janus Global Allocation Fund - Conservative
INTECH International Managed Volatility Fund - Class I Shares	1,400,092	291,601	(111,716)	1,579,977	$ (66,272)	$ 298,347	$12,560,816
INTECH U.S. Managed Volatility Fund - Class I Shares	1,316,108	25,148	(1,341,256)	-	142,260	-	-
INTECH U.S. Managed Volatility Fund - Class N Shares	-	1,476,087	(643,071)	833,016	3,125,181	898,631	8,796,649
INTECH U.S. Managed Volatility Fund II - Class I Shares	542,026	26,484	(89,161)	479,349	534,648	93,034	10,886,030
Janus Diversified Alternatives Fund - Class N Shares	1,346,064	89,144	(116,076)	1,319,132	5,051	6,381	13,521,106
Janus Flexible Bond Fund - Class N Shares	2,239,943	161,960	(165,378)	2,236,525	(8,895)	530,166	23,886,089
Janus Forty Fund - Class N Shares	53,323	29,252	(6,352)	76,223	(48,295)	39,814	2,511,538
Janus Fund - Class N Shares	116,743	28,312	(24,965)	120,090	282,175	76,214	4,725,530
Janus Global Bond Fund - Class N Shares	11,041,866	1,267,942	(911,237)	11,398,571	(146,126)	5,291,304	113,871,722
Janus Global Real Estate Fund - Class I Shares	502,295	44,723	(41,162)	505,856	12,769	132,853	5,878,045
Janus Global Research Fund - Class I Shares	199,778	12,033	(14,484)	197,327	87,310	140,498	13,447,842
Janus Global Select Fund - Class I Shares	506,089	27,775	(34,837)	499,027	55,424	54,967	6,981,396
Janus International Equity Fund - Class N Shares	1,928,889	237,606	(153,505)	2,012,990	(22,031)	553,193	25,705,878
Janus Overseas Fund - Class N Shares	166,669	11,746	(13,957)	164,458	(79,761)	67,538	5,103,137
Janus Short-Term Bond Fund - Class N Shares	6,023,999	1,125,040	(612,351)	6,536,688	(13,720)	247,513	19,936,900
Janus Triton Fund - Class N Shares	284,813	41,051	(31,899)	293,965	107,536	41,923	7,449,069
Perkins Large Cap Value Fund - Class N Shares	793,702	604,274	(71,666)	1,326,310	(8,363)	401,142	21,552,538
Perkins Small Cap Value Fund - Class N Shares	122,971	40,579	(9,706)	153,844	(9,587)	187,875	3,433,801
					$ 3,949,304	$ 9,061,393	$ 300,248,086

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Investments in Securities:
Mutual Funds
Alternative Funds	$ 19,399,151	$ —	$ —
Equity Funds	123,154,224	—	—
Fixed Income Funds	157,694,711	—	—
Total Assets	$ 300,248,086	$ —	$ —

Janus Global Allocation Fund - Growth

Schedule of Investments (unaudited)

As of March 31, 2015

Shares		Value
Investment Companies£ — 100.0%
Alternative Funds — 9.7%
1,377,570	Janus Diversified Alternatives Fund - Class N Shares	$ 14,120,091
1,073,856	Janus Global Real Estate Fund - Class I Shares	12,478,208
		26,598,299
Equity Funds — 75.6%
3,216,805	INTECH International Managed Volatility Fund - Class I Shares(1)	25,573,597
1,256,462	INTECH U.S. Managed Volatility Fund - Class N Shares(2)	13,268,244
575,829	INTECH U.S. Managed Volatility II Fund - Class I Shares(3)	13,077,082
149,483	Janus Asia Equity Fund - Class I Shares	1,505,294
303,780	Janus Contrarian Fund - Class I Shares	6,783,398
1,190,299	Janus Emerging Markets Fund - Class I Shares	10,022,315
71,004	Janus Enterprise Fund - Class N Shares	6,622,549
231,184	Janus Forty Fund - Class N Shares	7,617,516
179,284	Janus Global Research Fund - Class I Shares	12,218,220
646,471	Janus Global Select Fund - Class I Shares	9,044,126
3,345,674	Janus International Equity Fund - Class N Shares	42,724,263
379,687	Janus Overseas Fund - Class N Shares	11,781,681
265,825	Janus Triton Fund - Class N Shares	6,736,008
53,661	Janus Twenty Fund - Class D Shares	3,147,209
1,624,219	Perkins Large Cap Value Fund - Class N Shares	26,393,563
272,662	Perkins Mid Cap Value Fund - Class N Shares	5,447,795
266,937	Perkins Small Cap Value Fund - Class N Shares	5,958,033
		207,920,893
Fixed Income Fund — 14.7%
4,050,589	Janus Global Bond Fund - Class N Shares	40,465,389
Total Investments (total cost $235,095,400) – 100%		$ 274,984,581

(1) Formerly named INTECH International Fund.

(2) Formerly named INTECH U.S. Value Fund.

(3) Formerly named INTECH U.S. Growth Fund.

Notes to Schedule of Investments (unaudited)

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Except for the value at period end, all other information in the table is for the period ended March 31, 2015.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	At 3/31/15
Janus Global Allocation Fund - Growth
INTECH International Managed Volatility Fund - Class I Shares	2,912,258	510,194	(205,647)	3,216,805	$ (120,304)	$ 620,734	$ 25,573,597
INTECH U.S. Managed Volatility Fund - Class I Shares	1,969,517	26,176	(1,995,693)	-	132,761	-	-
INTECH U.S. Managed Volatility Fund - Class N Shares	-	2,250,072	(993,610)	1,256,462	4,412,236	1,380,795	13,268,244
INTECH U.S. Managed Volatility Fund II - Class I Shares	652,232	15,985	(92,388)	575,829	562,835	113,749	13,077,082
Janus Asia Equity Fund - Class I Shares	152,892	14,857	(18,266)	149,483	9,219	84,130	1,505,294
Janus Contrarian Fund - Class I Shares	283,411	36,456	(16,087)	303,780	31,614	57,434	6,783,398
Janus Diversified Alternatives Fund - Class N Shares	1,440,103	45,092	(107,625)	1,377,570	8,741	6,826	14,120,091
Janus Emerging Markets Fund - Class I Shares	1,160,557	114,627	(84,885)	1,190,299	(31,623)	184,752	10,022,315
Janus Enterprise Fund - Class N Shares	69,726	5,382	(4,104)	71,004	30,186	106,325	6,622,549
Janus Forty Fund - Class N Shares	158,324	87,779	(14,919)	231,184	(125,927)	123,347	7,617,516
Janus Global Bond Fund - Class N Shares	3,847,447	486,191	(283,049)	4,050,589	(67,526)	1,915,025	40,465,389
Janus Global Real Estate Fund - Class I Shares	1,085,957	58,891	(70,992)	1,073,856	34,695	286,617	12,478,208
Janus Global Research Fund - Class I Shares	184,835	5,603	(11,154)	179,284	68,090	130,057	12,218,220
Janus Global Select Fund - Class I Shares	668,442	18,288	(40,259)	646,471	63,405	72,583	9,044,126
Janus International Equity Fund - Class N Shares	3,274,565	295,070	(223,961)	3,345,674	(18,032)	939,482	42,724,263
Janus Overseas Fund - Class N Shares	400,993	13,339	(34,645)	379,687	(173,620)	159,667	11,781,681
Janus Triton Fund - Class N Shares	250,424	30,342	(14,941)	265,825	21,084	38,567	6,736,008
Janus Twenty Fund - Class D Shares	51,292	9,436	(7,067)	53,661	87,321	46,994	3,147,209
Perkins Large Cap Value Fund - Class N Shares	873,885	843,888	(93,554)	1,624,219	30,111	501,264	26,393,563
Perkins Mid Cap Value Fund - Class N Shares	232,788	64,287	(24,413)	272,662	81,499	248,064	5,447,795
Perkins Small Cap Value Fund - Class N Shares	217,586	64,473	(15,122)	266,937	(6,964)	332,494	5,958,033
					$ 5,029,801	$ 7,348,906	$ 274,984,581

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Investments in Securities:
Mutual Funds
Alternative Funds	$ 26,598,299	$ —	$ —
Equity Funds	207,920,893	—	—
Fixed Income Fund	40,465,389	—	—
Total Assets	$ 274,984,581	$ —	$ —

Janus Global Allocation Fund - Moderate

Schedule of Investments (unaudited)

As of March 31, 2015

Shares		Value
Investment Companies£ — 100.0%
Alternative Funds — 10.6%
2,421,827	Janus Diversified Alternatives Fund - Class N Shares	$ 24,823,725
777,662	Janus Global Real Estate Fund - Class I Shares	9,036,437
		33,860,162
Equity Funds — 58.7%
2,884,194	INTECH International Managed Volatility Fund - Class I Shares(1)	22,929,341
1,296,098	INTECH U.S. Managed Volatility Fund - Class N Shares(2)	13,686,795
582,285	INTECH U.S. Managed Volatility II Fund - Class I Shares(3)	13,223,691
85,679	Janus Asia Equity Fund - Class I Shares	862,782
181,965	Janus Contrarian Fund - Class I Shares	4,063,286
861,189	Janus Emerging Markets Fund - Class I Shares	7,251,215
151,347	Janus Forty Fund - Class N Shares	4,986,893
144,271	Janus Fund - Class N Shares	5,677,078
160,057	Janus Global Research Fund - Class I Shares	10,907,858
554,425	Janus Global Select Fund - Class I Shares	7,756,406
2,987,709	Janus International Equity Fund - Class N Shares	38,153,046
315,697	Janus Overseas Fund - Class N Shares	9,796,083
325,448	Janus Triton Fund - Class N Shares	8,246,862
72,485	Janus Twenty Fund - Class D Shares	4,251,215
1,764,604	Perkins Large Cap Value Fund - Class N Shares	28,674,811
317,819	Perkins Small Cap Value Fund - Class N Shares	7,093,711
		187,561,073
Fixed Income Funds — 30.7%
8,509,921	Janus Global Bond Fund - Class N Shares	85,014,114
4,332,930	Janus Short-Term Bond Fund - Class N Shares	13,215,436
		98,229,550
Total Investments (total cost $283,340,788) – 100%		$ 319,650,785

(1) Formerly named INTECH International Fund.

(2) Formerly named INTECH U.S. Value Fund.

(3) Formerly named INTECH U.S. Growth Fund.

Notes to Schedule of Investments (unaudited)

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Except for the value at period end, all other information in the table is for the period ended March 31, 2015.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
Janus Global Allocation Fund - Moderate
INTECH International Managed Volatility Fund - Class I Shares	2,592,091	505,879	(213,776)	2,884,194	$ (142,023)	$ 561,410	$ 22,929,341
INTECH U.S. Managed Volatility Fund - Class I Shares	2,064,085	22,025	(2,086,110)	-	187,480	-	-
INTECH U.S. Managed Volatility Fund - Class N Shares	-	2,339,856	(1,043,758)	1,296,098	5,148,694	1,436,997	13,686,795
INTECH U.S. Managed Volatility Fund II - Class I Shares	667,891	25,185	(110,791)	582,285	698,692	116,042	13,223,691
Janus Asia Equity Fund - Class I Shares	86,786	11,525	(12,632)	85,679	4,703	49,163	862,782
Janus Contrarian Fund - Class I Shares	168,789	24,333	(11,157)	181,965	25,024	34,661	4,063,286
Janus Diversified Alternatives Fund - Class N Shares	2,514,382	129,266	(221,821)	2,421,827	21,858	12,140	24,823,725
Janus Emerging Market Fund- Class I Shares	774,837	159,984	(73,632)	861,189	(32,146)	135,195	7,251,215
Janus Forty Fund - Class N Shares	100,365	65,348	(14,366)	151,347	(137,074)	82,274	4,986,893
Janus Fund - Class N Shares	125,171	32,714	(13,614)	144,271	101,932	93,116	5,677,078
Janus Global Bond Fund - Class N Shares	8,263,367	932,527	(685,973)	8,509,921	(169,966)	4,075,102	85,014,114
Janus Global Real Estate Fund - Class I Shares	784,130	58,705	(65,173)	777,662	26,938	209,431	9,036,437
Janus Global Research Fund - Class I Shares	164,028	7,490	(11,461)	160,057	56,790	117,097	10,907,858
Janus Global Select Fund - Class I Shares	568,505	22,810	(36,890)	554,425	35,188	62,628	7,756,406
Janus International Equity Fund - Class N Shares	2,906,246	315,943	(234,480)	2,987,709	(29,266)	847,201	38,153,046
Janus Overseas Fund - Class N Shares	343,169	16,898	(44,370)	315,697	(207,475)	134,164	9,796,083
Janus Short-Term Bond Fund - Class N Shares	3,874,419	866,973	(408,462)	4,332,930	(8,761)	165,927	13,215,436
Janus Triton Fund - Class N Shares	304,490	41,590	(20,632)	325,448	16,319	47,548	8,246,862
Janus Twenty Fund - Class D Shares	67,990	13,506	(9,011)	72,485	73,954	63,755	4,251,215
Perkins Large Cap Value Fund - Class N Shares	1,033,000	907,350	(175,746)	1,764,604	122,504	548,992	28,674,811
Perkins Small Cap Value Fund - Class N Shares	257,500	81,841	(21,522)	317,819	(41,370)	399,332	7,093,711
					$ 5,751,995	$ 9,192,175	$ 319,650,785

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Investments in Securities:
Mutual Funds
Alternative Funds	$ 33,860,162	$ —	$ —
Equity Funds	187,561,073	—	—
Fixed Income Funds	98,229,550	—	—
Total Assets	$ 319,650,785	$ —	$ —

Janus Global Bond Fund

Schedule of Investments (unaudited)

As of March 31, 2015

Shares or Principal Amount			Value
Asset-Backed/Commercial Mortgage-Backed Securities — 15.3%
	$ 665,000	AmeriCredit Automobile Receivables Trust 2012-4 2.6800%, 10/9/18	$ 671,568
	221,000	AmeriCredit Automobile Receivables Trust 2013-4 3.3100%, 10/8/19	226,929
	440,000	Aventura Mall Trust 2013-AVM 3.7427%, 12/5/32 (144A),‡	439,825
	98,300	Banc of America Commercial Mortgage Trust 2007-5 5.7720%, 2/10/51‡	104,836
	350,000	Boca Hotel Portfolio Trust 2013-BOCA 3.2245%, 8/15/26 (144A),‡	349,586
GBP	964,582	Broadgate Financing PLC 1.5240%, 1/5/22‡	1,404,061
	158,000	COMM 2007-C9 Mortgage Trust 5.6500%, 12/10/49‡	167,987
	982,000	Commercial Mortgage Trust 2007-GG11 5.8670%, 12/10/49‡	1,063,045
	2,212,000	CSMC Trust 2014-SURF 2.4260%, 2/15/29 (144A),‡	2,205,368
	419,000	DB Master Finance LLC 2015-1 3.2620%, 2/20/45 (144A)	423,052
GBP	779,318	DECO 12-UK 4 PLC 0.8340%, 1/27/20‡	1,074,969
GBP	1,080,000	DECO 2012-MHILL, Ltd. 2.8340%, 7/28/21‡	1,595,444
GBP	1,950,000	DECO 2012-MHILL, Ltd. 2.8340%, 7/28/21‡	2,893,324
EUR	1,090,817	DECO 2014-BONN, Ltd. 3.5010%, 11/7/24 (144A),‡	1,191,497
GBP	1,087,785	Eddystone Finance PLC 1.0828%, 4/19/21‡	1,585,164
	646,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2.3728%, 3/25/25‡	646,899
	797,715	FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20§	712,490
EUR	1,518,436	German Residential Funding 2013-2, Ltd. 1.1920%, 8/27/24‡	1,666,256
EUR	4,984,619	German Residential Funding 2013-2, Ltd. 3.5420%, 8/27/24‡	5,637,606
EUR	925,633	German Residential Funding 2013-2, Ltd. 3.0420%, 11/27/24‡	1,039,925
	205,000	Gracechurch Card Funding PLC 0.8745%, 6/15/17 (144A),‡	205,171
	680,000	GS Mortgage Securities Corp. II 3.4356%, 12/10/27 (144A),‡	651,149
	221,000	Hilton USA Trust 2013-HLT 4.4065%, 11/5/30 (144A)	227,459
	200,000	Hilton USA Trust 2013-HLT 5.2216%, 11/5/30 (144A),‡	205,431
	430,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.1645%, 4/15/30 (144A),‡	430,019
	205,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.9145%, 4/15/30 (144A),‡	205,035
	163,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU 3.6720%, 12/15/28 (144A),‡	163,006
	303,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 1.9815%, 1/15/32 (144A),‡	303,397
	305,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 4.1315%, 1/15/32 (144A),‡	305,364
	519,000	LB-UBS Commercial Mortgage Trust 2007-C2 5.4930%, 2/15/40‡	548,865
GBP	1,530,283	London & Regional Debt Securitisation No 2 PLC 5.8597%, 10/15/15‡	2,299,215
EUR	3,558,251	Magellan Mortgages No 3 PLC 0.3080%, 5/15/58‡	3,541,924
GBP	381,757	Morpheus European Loan Conduit No 19 PLC 0.9934%, 11/1/29‡	557,726
GBP	2,820,465	Nemus II Arden PLC 0.7928%, 2/15/20‡	4,057,802
GBP	1,579,000	Residential Mortgage Securities 28 PLC 2.2095%, 6/15/46‡	2,347,706
EUR	734,241	Rivoli Pan Europe PLC 0.2340%, 8/3/18‡	780,301
	276,000	Santander Drive Auto Receivables Trust 2.5200%, 9/17/18	277,991
	293,000	Santander Drive Auto Receivables Trust 2012-5 3.3000%, 9/17/18	299,872
	433,000	Santander Drive Auto Receivables Trust 2015-1 3.2400%, 4/15/21	436,158
NOK	16,100,000	Scandinavian Consumer Loans No. 4, Ltd. 4.1900%, 1/15/37‡	2,029,839
	3,330,900	Starwood Retail Property Trust 2014-STAR 3.4220%, 11/15/27 (144A),‡	3,346,072
	439,000	Starwood Retail Property Trust 2014-STAR 4.3220%, 11/15/27 (144A),‡	440,936
EUR	329,689	Taurus 2013 GMF1 PLC 1.0980%, 5/21/24‡	359,764
EUR	615,743	Taurus 2013 GMF1 PLC 2.0480%, 5/21/24‡	681,842
EUR	2,259,340	Taurus 2013 GMF1 PLC 2.7980%, 5/21/24‡	2,501,877
	949,700	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 5.3830%, 12/15/43	1,007,189
	269,700	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 5.5910%, 4/15/47‡	287,970
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $58,108,675)			53,598,911
Bank Loans and Mezzanine Loans — 2.3%
Consumer Non-Cyclical — 0.2%
	609,395	IMS Health, Inc. 3.5000%, 3/17/21‡	606,689
	71,586	Quintiles Transnational Corp. 3.7500%, 6/8/18‡	71,721
			678,410
Industrial — 0.7%
	2,467,763	American Builders & Contractors Supply Co., Inc. 3.5000%, 4/16/20‡	2,460,976
Technology — 1.4%
	4,760,568	Avago Technologies Cayman, Ltd. 3.7500%, 5/6/21‡	4,767,424
Total Bank Loans and Mezzanine Loans (cost $7,925,116)			7,906,810
Corporate Bonds — 34.2%
Banking — 8.3%
EUR	1,645,000	Abbey National Treasury Services PLC 0.8750%, 1/13/20	1,780,625
EUR	2,160,000	Allied Irish Banks PLC 1.3750%, 3/16/20	2,306,596
	780,000	Bank of America Corp. 8.0000%µ	833,625
EUR	1,386,000	Bank of Ireland 2.7500%, 6/5/16	1,522,042
EUR	656,000	Bank of Ireland 3.2500%, 1/15/19	757,670
EUR	1,499,000	Bank of Ireland 4.2500%, 6/11/24	1,663,763
EUR	1,400,000	Bankia SA 3.5000%, 1/17/19	1,639,438
	640,000	Discover Financial Services 3.7500%, 3/4/25	644,696
	3,550,000	Intesa Sanpaolo SpA 5.0170%, 6/26/24 (144A)	3,633,389
EUR	1,166,000	Lloyds Bank PLC 6.5000%, 3/24/20	1,560,511
AUD	3,744,000	Morgan Stanley 5.0000%, 9/30/21	3,051,363
	831,000	Morgan Stanley 4.1000%, 5/22/23	864,831
	804,000	Morgan Stanley 5.5500%µ	812,040
EUR	3,377,000	Royal Bank of Scotland Group PLC 3.6250%, 3/25/24‡	3,804,786
	1,774,000	Svenska Handelsbanken AB 5.2500%µ	1,769,565
EUR	1,310,000	UBS AG 4.7500%, 2/12/26‡	1,566,626
	1,208,000	Zions Bancorporation 5.8000%µ	1,155,452
			29,367,018
Basic Industry — 1.8%
EUR	2,850,000	Albemarle Corp. 1.8750%, 12/8/21	3,143,313
	430,000	Albemarle Corp. 4.1500%, 12/1/24	445,964
	433,000	Albemarle Corp. 5.4500%, 12/1/44	467,009
	658,000	Ashland, Inc. 6.8750%, 5/15/43	710,640
	969,000	LyondellBasell Industries NV 4.6250%, 2/26/55	964,889
	602,000	Rockwood Specialties Group, Inc. 4.6250%, 10/15/20	626,833
			6,358,648
Brokerage — 3.1%
	544,000	Charles Schwab Corp. 3.0000%, 3/10/25	550,209
	350,000	E*TRADE Financial Corp. 5.3750%, 11/15/22	369,250
	1,193,000	E*TRADE Financial Corp. 4.6250%, 9/15/23	1,213,877
	815,000	Lazard Group LLC 4.2500%, 11/14/20	871,014
	1,804,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	1,880,670
	851,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	908,443
	2,092,000	Raymond James Financial, Inc. 5.6250%, 4/1/24†	2,418,385
	754,000	TD Ameritrade Holding Corp. 2.9500%, 4/1/22	766,620
	1,795,000	TD Ameritrade Holding Corp. 3.6250%, 4/1/25	1,879,223
			10,857,691
Capital Goods — 2.0%
	1,016,000	CNH Industrial Capital LLC 3.6250%, 4/15/18	1,018,540
	948,000	Exelis, Inc. 5.5500%, 10/1/21	1,047,057
CAD	2,753,000	Holcim Finance Canada, Inc. 3.6500%, 4/10/18	2,296,529
	860,000	Martin Marietta Materials, Inc. 1.3566%, 6/30/17‡	855,245
	399,000	Vulcan Materials Co. 7.0000%, 6/15/18	453,863
	33,000	Vulcan Materials Co. 7.5000%, 6/15/21	39,600
	1,365,000	Vulcan Materials Co. 4.5000%, 4/1/25	1,385,475
			7,096,309
Communications — 2.3%
EUR	377,000	Discovery Communications LLC 2.3750%, 3/7/22	435,003
EUR	613,000	Discovery Communications LLC 1.9000%, 3/19/27	657,444
EUR	1,868,000	O2 Telefonica Deutschland Finanzierungs GmbH 2.3750%, 2/10/21	2,170,228
CAD	1,240,000	Rogers Communications, Inc. 5.3800%, 11/4/19	1,129,199
	3,445,000	Sirius XM Radio, Inc. 5.2500%, 8/15/22 (144A)	3,634,475
			8,026,349
Consumer Cyclical — 3.6%
	526,000	DR Horton, Inc. 3.7500%, 3/1/19	532,575
EUR	1,110,000	FCE Bank PLC 1.8750%, 4/18/19	1,245,068
EUR	1,042,000	FCE Bank PLC 1.8750%, 6/24/21	1,179,468
	843,000	General Motors Co. 4.8750%, 10/2/23	912,728
EUR	1,600,000	Priceline Group Inc. 1.8000%, 3/3/27	1,712,649
EUR	1,317,000	Renault SA 3.1250%, 3/5/21	1,573,842
EUR	714,000	Schaeffler Finance BV 3.2500%, 5/15/19	784,321
EUR	698,000	Schaeffler Finance BV 3.5000%, 5/15/22	772,809
EUR	1,594,000	Volkswagen International Finance NV 3.5000%µ	1,735,980
EUR	1,458,000	Volkswagen International Finance NV 3.7500%µ	1,685,126
EUR	385,000	Volkswagen International Finance NV 4.6250%µ	470,825
			12,605,391
Consumer Non-Cyclical — 4.1%
	1,142,000	Actavis Funding SCS 3.0000%, 3/12/20	1,168,363
	241,000	Actavis Funding SCS 3.8500%, 6/15/24	248,938
	1,323,000	Actavis Funding SCS 3.8000%, 3/15/25	1,365,376
	628,000	Actavis Funding SCS 4.5500%, 3/15/35	654,576
	471,000	Actavis Funding SCS 4.7500%, 3/15/45	500,605
EUR	1,631,000	Bayer AG 2.3750%, 4/2/75‡	1,744,713
EUR	592,000	FMC Finance VIII SA 5.2500%, 7/31/19	738,131
	839,000	Fresenius Medical Care US Finance II, Inc. 5.8750%, 1/31/22 (144A)	922,900
	299,000	JM Smucker Co. 3.5000%, 3/15/25 (144A)	307,376
	900,000	Laboratory Corp. of America Holdings 3.2000%, 2/1/22	911,123
	900,000	Laboratory Corp. of America Holdings 3.6000%, 2/1/25	903,673
EUR	870,000	VRX Escrow Corp. 4.5000%, 5/15/23	941,179
	472,000	VRX Escrow Corp. 5.8750%, 5/15/23 (144A)	483,800
	471,000	VRX Escrow Corp. 6.1250%, 4/15/25 (144A)	487,485
	848,000	Zimmer Holdings, Inc. 2.7000%, 4/1/20	859,826
	1,002,000	Zimmer Holdings, Inc. 3.1500%, 4/1/22	1,014,127
	1,155,000	Zimmer Holdings, Inc. 3.5500%, 4/1/25	1,178,957
			14,431,148
Energy — 3.3%
	873,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	846,810
	503,000	Chesapeake Energy Corp. 4.8750%, 4/15/22	471,562
	254,000	Cimarex Energy Co. 4.3750%, 6/1/24	252,095
	574,000	DCP Midstream Operating LP 5.6000%, 4/1/44†	493,165
	327,000	EnLink Midstream Partners LP 5.6000%, 4/1/44	362,576
	578,000	Helmerich & Payne International Drilling Co. 4.6500%, 3/15/25 (144A)	598,585
	1,664,000	Phillips 66 Partners LP 4.6800%, 2/15/45	1,668,348
EUR	3,150,000	Total SA 2.2500%µ	3,408,563
EUR	3,151,000	Total SA 2.6250%µ	3,434,205
			11,535,909
Finance Companies — 0.8%
EUR	290,000	Baggot Securities, Ltd. 10.2400% (144A),µ	327,803
	265,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	287,525
	1,400,000	General Electric Capital Corp. 6.2500%µ	1,575,000
	500,000	General Electric Capital Corp. 7.1250%µ	586,875
			2,777,203
Insurance — 0.3%
	919,000	Primerica, Inc. 4.7500%, 7/15/22	1,018,986
Owned No Guarantee — 0.7%
EUR	1,876,000	DAA Finance PLC 6.5872%, 7/9/18	2,398,311
Real Estate Investment Trusts (REITs) — 0.6%
EUR	1,860,000	Prologis International Funding II SA 2.7500%, 10/23/18	2,131,756
Technology — 3.3%
	1,543,000	Cadence Design Systems, Inc. 4.3750%, 10/15/24	1,603,376
	279,000	Seagate HDD Cayman 4.7500%, 6/1/23	293,239
	2,621,000	Seagate HDD Cayman 4.7500%, 1/1/25 (144A)	2,714,024
	772,000	Seagate HDD Cayman 5.7500%, 12/1/34 (144A)	825,154
	2,266,000	Trimble Navigation, Ltd. 4.7500%, 12/1/24	2,389,121
	2,355,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A)	2,334,638
	522,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	559,661
	746,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	858,650
			11,577,863
Total Corporate Bonds (cost $125,546,677)			120,182,582
Foreign Government Bonds — 37.1%
EUR	4,016,000	Bundesrepublik Deutschland 1.0000%, 8/15/24	4,655,166
EUR	3,344,000	Bundesrepublik Deutschland 2.5000%, 7/4/44	5,446,246
EUR	4,105,000	Ireland Government Bond 3.9000%, 3/20/23	5,562,570
EUR	697,000	Ireland Government Bond 3.4000%, 3/18/24	927,378
EUR	2,867,000	Ireland Government Bond 2.4000%, 5/15/30	3,670,438
EUR	1,587,000	Ireland Government Bond 2.0000%, 2/18/45	1,951,064
ILS	11,630,000	Israel Government Bond - Fixed 3.7500%, 3/31/24	3,470,800
EUR	2,869,000	Italy Buoni Poliennali Del Tesoro 2.5000%, 12/1/24	3,437,192
EUR	4,033,000	Italy Buoni Poliennali Del Tesoro 4.7500%, 9/1/44 (144A)	6,914,309
MXN	54,210,000	Mexican Bonos 4.7500%, 6/14/18	3,556,326
MXN	42,335,000	Mexican Bonos 7.7500%, 11/13/42	3,206,287
NZD	8,526,000	New Zealand Government Bond 6.0000%, 4/15/15	6,378,649
NZD	6,617,000	New Zealand Government Bond 5.0000%, 3/15/19	5,288,081
NZD	2,512,000	New Zealand Government Bond 3.0000%, 4/15/20	1,862,695
NZD	14,965,000	New Zealand Government Bond 5.5000%, 4/15/23	12,950,328
NZD	4,371,000	New Zealand Government Bond 4.5000%, 4/15/27	3,641,732
EUR	1,120,000	Portugal Obrigacoes do Tesouro OT 3.8500%, 4/15/21 (144A)	1,398,257
EUR	4,527,000	Portugal Obrigacoes do Tesouro OT 2.8750%, 10/15/25 (144A)	5,416,047
EUR	1,291,000	Spain Government Bond 4.8500%, 10/31/20	1,705,649
EUR	3,494,000	Spain Government Bond 4.4000%, 10/31/23 (144A)	4,773,071
EUR	2,785,000	Spain Government Bond 2.7500%, 10/31/24 (144A)	3,416,225
EUR	1,580,000	Spain Government Bond 1.9500%, 7/30/30 (144A)	1,770,691
SEK	49,980,000	Sweden Government Bond 1.5000%, 11/13/23	6,384,924
SEK	80,325,000	Sweden Government Bond 2.5000%, 5/12/25	11,235,179
SEK	19,650,000	Sweden Government Bond 3.5000%, 3/30/39	3,559,694
GBP	3,473,000	United Kingdom Gilt 1.7500%, 7/22/19	5,311,853
GBP	5,175,961	United Kingdom Gilt 2.2500%, 9/7/23†	8,128,290
GBP	2,290,000	United Kingdom Gilt 3.2500%, 1/22/44	4,063,220
Total Foreign Government Bonds (cost $134,278,430)			130,082,361
Preferred Stocks — 0.7%
Capital Markets — 0.2%
	900	Morgan Stanley Capital Trust III, 6.2500%	23,067
	25,875	Morgan Stanley, 6.8750%	711,821
			734,888
Commercial Banks — 0.3%
	37,525	Wells Fargo & Co., 6.6250%	1,059,331
Pharmaceuticals — 0.2%
	756	Actavis PLC, 5.5000%	765,072
Total Preferred Stocks (cost $2,364,040)			2,559,291
U.S. Treasury Notes/Bonds — 6.9%
	$ 7,366,000	0.3750%, 1/31/16	7,375,207
	3,887,000	0.3750%, 2/15/16	3,890,949
	667,000	0.3750%, 4/30/16	667,365
	801,000	2.2500%, 11/15/24	823,466
	1,489,000	3.5000%, 2/15/39	1,763,068
	485,000	3.1250%, 8/15/44	543,390
	3,953,000	3.0000%, 11/15/44	4,331,314
	4,948,000	2.5000%, 2/15/45†	4,902,384
Total U.S. Treasury Notes/Bonds (cost $24,049,342)			24,297,143
Investment Companies — 3.5%
Money Markets — 3.5%
	12,424,000	Janus Cash Liquidity Fund LLC, 0.1097%∞,£ (cost $12,424,000)	12,424,000
Total Investments (total cost $364,696,280) – 100%			$ 351,051,098

Summary of Investments by Country – (Long Positions) March 31, 2015 (unaudited)

Country	Value	% of Investment Securities
United States	$ 125,627,158	35.8%
United Kingdom	44,149,118	12.6
Ireland	39,433,912	11.2
New Zealand	30,121,485	8.6
Sweden	24,979,201	7.1
Germany	21,126,445	6.0
Italy	13,984,890	4.0
Spain	13,305,074	3.8
France	8,416,610	2.4
Portugal	6,814,304	1.9
Mexico	6,762,613	1.9
Singapore	4,767,424	1.4
Canada	4,190,800	1.2
Israel	3,470,800	1.0
Taiwan	2,334,638	0.7
Switzerland	1,566,626	0.4
Total	$ 351,051,098	100.0%

Schedule of Forward Currency Contracts, Open March 31, 2015
Counterparty/Currency and Settlement Date	Currency Units Sold/ (Purchased)	Currency Value	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.:
Australian Dollar 4/16/15	(4,962,000)	$(3,775,081)	$(104,072)
British Pound 4/16/15	12,262,000	18,185,054	(17,748)
Canadian Dollar 4/16/15	4,429,000	3,496,708	53,422
Euro 4/16/15	90,666,000	97,494,520	1,199,940
Indian Rupee 4/16/15	(1,105,884,000)	(17,616,108)	87,435
Israeli Shekel 4/16/15	13,791,000	3,468,265	19,297
Japanese Yen 4/16/15	(4,222,064,000)	(35,215,915)	(222,845)
Mexican Peso 4/16/15	(54,971,000)	(3,600,716)	(43,871)
New Zealand Dollar 4/16/15	22,555,000	16,831,314	273,360
Norwegian Krone 4/16/15	16,355,000	2,030,288	50,901
Philippine Peso 4/16/15	(633,050,000)	(14,152,232)	40,551
South Korean Won 4/16/15	(15,912,389,000)	(14,338,719)	(56,424)
Swedish Krona 4/16/15	184,689,000	21,461,329	180,121
Total		$74,268,707	$1,460,067

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2015 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Global Bond Fund	$ 53,839,709	15.3%

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2015, is noted below.

Fund	Aggregate Value
Janus Global Bond Fund	$ 12,124,675

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞	Rate shown is the 7-day yield as of March 31, 2015.

µ	This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

§	Schedule of Restricted and Illiquid Securities (as of March 31, 2015)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Global Bond Fund
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20	4/29/13	$ 677,123	$ 712,490	0.2%

The Fund has registration rights for certain restricted securities held as of March 31, 2015. The issuer incurs all registration costs.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
Janus Global Bond Fund
Janus Cash Liquidity Fund LLC	4,995,762	296,366,009	(288,937,771)	12,424,000	$ -	$ 6,418	$ 12,424,000

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$ —	$ 53,598,911	$ —

Bank Loans and Mezzanine Loans	—	7,906,810	—

Corporate Bonds	—	120,182,582	—

Foreign Government Bonds	—	130,082,361	—

Preferred Stocks	—	2,559,291	—

U.S. Treasury Notes/Bonds	—	24,297,143	—

Investment Companies	—	12,424,000	—

Total Investments in Securities	$ —	$ 351,051,098	$ —

Other Financial Instruments(a):
Forward Currency Contracts	$ —	$ 1,905,027	$ —

Total Assets	$ —	$352,956,125	$ —

Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$ —	$ 444,960	$ —
(a)	Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Global Unconstrained Bond Fund(1)

Schedule of Investments (unaudited)

As of March 31, 2015

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 4.7%
$ 1,278,488	Alternative Loan Trust 2006-14CB 6.0000%, 6/25/36†	$ 1,120,663
869,756	Alternative Loan Trust 2006-45T1 5.5000%, 2/25/37†	704,186
4,063,721	Alternative Loan Trust 2006-45T1 6.0000%, 2/25/37†	3,426,448
2,758,182	Alternative Loan Trust 2006-5T2 6.0000%, 4/25/36†	2,381,020
1,172,196	Alternative Loan Trust 2007-9T1 5.5000%, 5/25/22†	1,082,778
10,621,886	Banc of America Alternative Loan Trust 2003-5 5.5000%, 7/25/33†	10,793,238
2,279,299	Banc of America Funding 2007-2 Trust 5.7262%, 3/25/37†,‡	2,262,845
3,762,048	Bear Stearns ALT-A Trust 2005-4 2.6311%, 5/25/35†,‡	3,072,468
10,824,600	CSMC Mortgage-Backed Trust 2006-9 6.0000%, 11/25/36†	10,517,733
343,948	Equity One Mortgage Pass-Through Trust 2003-4 5.2068%, 10/25/34†	312,057
416,358	GMACM Mortgage Loan Trust 2005-J1 5.5000%, 12/25/35†	418,547
1,069,589	GSR Mortgage Loan Trust 2005-9F 6.0000%, 1/25/36†	956,428
1,332,215	GSR Mortgage Loan Trust 2006-7F 6.2500%, 8/25/36†	1,072,376
1,627,656	IndyMac INDA Mortgage Loan Trust 2006-AR1 4.8497%, 8/25/36†,‡	1,587,368
5,592,756	JP Morgan Mortgage Trust 2005-S3 5.7500%, 1/25/36†	5,161,560
2,746,544	JP Morgan Mortgage Trust 2007-S1 6.0000%, 3/25/37†	2,351,003
1,881,169	Morgan Stanley Mortgage Loan Trust 2006-17XS 5.5771%, 10/25/46†	1,099,427
966,035	Residential Asset Securitization Trust 2005-A15 6.0000%, 2/25/36†	759,525
6,601,320	Residential Asset Securitization Trust 2007-A1 6.0000%, 3/25/37†	4,687,300
3,239,675	WaMu Mortgage Pass-Through Certificates Series 2006-AR6 Trust 4.4840%, 8/25/36†,‡	2,933,306
8,537,129	WaMu Mortgage Pass-Through Certificates Series 2007-HY5 Trust 2.0736%, 5/25/37†,‡	7,359,944
1,872,671	Wells Fargo Mortgage Backed Securities 2007-8 Trust 6.0000%, 7/25/37†	1,385,230
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $66,468,118)		65,445,450
Common Stocks — 10.7%
Auto Components — 4.2%
551,619	TRW Automotive Holdings Corp. *,†	57,837,252
Chemicals — 5.0%
496,695	Sigma-Aldrich Corp. †	68,668,084
Real Estate Investment Trusts (REITs) — 0.5%
190,447	American Capital Agency Corp. †	4,062,235
280,893	Annaly Capital Management, Inc.†	2,921,287
		6,983,522
Tobacco — 1.0%
217,429	Lorillard, Inc.†	14,208,985
Total Common Stocks (cost $147,167,978)		147,697,843
Corporate Bonds — 77.8%
Banking — 16.2%
$ 53,946,000	Ally Financial, Inc. 4.6250%, 6/26/15†	54,215,730
26,033,000	Ally Financial, Inc. 3.1250%, 1/15/16†	26,130,624
7,980,000	Ally Financial, Inc. 3.5000%, 7/18/16†	8,079,750
8,122,000	Ally Financial, Inc. 5.5000%, 2/15/17†	8,446,880
16,025,000	Ally Financial, Inc. 3.2500%, 9/29/17†	15,914,908
35,165,000	Ally Financial, Inc. 3.2500%, 2/13/18†	34,813,350
514,000	Bank of America Corp. 5.2500%, 12/1/15†	527,813
2,906,000	Bank of America Corp. 6.0500%, 5/16/16†	3,050,510
11,275,000	Bank of America Corp. 5.7500%, 8/15/16†	11,930,032
1,553,000	Bank of America Corp. 5.7000%, 5/2/17†	1,673,199
6,000,000	Capital One Financial Corp. 1.0000%, 11/6/15†	6,007,230
3,000,000	China Merchants Bank Co., Ltd., Hong Kong 2.3750%, 6/12/17†	3,001,800
7,034,000	Citigroup Global Markets Holdings, Inc. 0%, 9/7/16†	6,906,958
11,212,000	Citigroup, Inc. 4.8750%, 5/7/15†	11,251,365
3,765,000	Countrywide Financial Corp. 6.2500%, 5/15/16†	3,960,810
500,000	HSBC Bank Brasil SA - Banco Multiplo 4.0000%, 5/11/16 (144A),†	507,500
19,184,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15†	19,323,947
2,660,000	Royal Bank of Scotland PLC 3.9500%, 9/21/15†	2,699,855
1,424,000	Santander Holdings USA, Inc. 4.6250%, 4/19/16†	1,474,816
9,400,000	Toll Road Investors Partnership II LP 0%, 2/15/43†,§	1,511,830
2,700,000	Wells Fargo & Co. 5.1250%, 9/15/16†	2,858,838
		224,287,745
Basic Industry — 3.3%
3,771,000	ArcelorMittal 4.5000%, 8/5/15†	3,799,282
1,267,000	ArcelorMittal 4.5000%, 3/1/16†	1,292,467
26,105,000	Ashland, Inc. 3.0000%, 3/15/16†	26,366,050
8,325,000	Ashland, Inc. 3.8750%, 4/15/18†	8,533,125
6,000,000	Eastman Chemical Co. 3.0000%, 12/15/15†	6,088,806
		46,079,730
Brokerage — 0.8%
3,814,000	Jefferies Group LLC 3.8750%, 11/9/15†	3,865,237
2,812,000	Leucadia National Corp. 8.1250%, 9/15/15†	2,894,420
4,695,000	Nomura Holdings, Inc. 4.1250%, 1/19/16†	4,803,938
		11,563,595
Capital Goods — 2.9%
5,283,000	CNH Industrial America LLC 7.2500%, 1/15/16†	5,467,905
12,000,000	CNH Industrial Capital LLC 3.8750%, 11/1/15†	12,090,000
3,300,000	Hanson, Ltd. 6.1250%, 8/15/16†	3,473,250
3,373,000	Masco Corp. 4.8000%, 6/15/15†	3,400,217
11,315,000	Owens-Brockway Glass Container, Inc. 7.3750%, 5/15/16†	11,971,270
3,798,000	SPX Corp. 6.8750%, 9/1/17†	4,130,325
		40,532,967
Communications — 9.0%
2,050,000	BellSouth Corp. 4.1820%, 4/26/15 (144A)	2,053,694
3,000,000	CBS Corp. 7.6250%, 1/15/16†	3,159,048
6,000,000	CenturyLink, Inc. 6.0000%, 4/1/17†	6,390,000
7,465,000	CenturyLink, Inc. 5.1500%, 6/15/17†	7,819,588
12,000,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.1250%, 2/15/16†	12,227,676
9,757,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.5000%, 3/1/16†	9,971,674
37,533,000	DISH DBS Corp. 7.7500%, 5/31/15†	37,814,497
33,395,000	DISH DBS Corp. 7.1250%, 2/1/16†	34,689,056
3,189,000	Gannett Co., Inc. 6.3750%, 9/1/15†	3,245,605
4,090,000	PCCW-HKT Capital No 4, Ltd. 4.2500%, 2/24/16†	4,192,168
3,720,000	Verizon Communications, Inc. 2.5000%, 9/15/16†	3,799,169
		125,362,175
Consumer Cyclical — 14.7%
65,524,000	Alibaba Group Holding, Ltd. 3.6000%, 11/28/24 (144A),†	65,735,511
26,233,000	Amazon.com, Inc. 0.6500%, 11/27/15†	26,260,964
6,905,000	Amazon.com, Inc. 3.3000%, 12/5/21†	7,181,421
5,081,000	Carnival Corp. 1.2000%, 2/5/16†	5,088,637
2,000,000	Dillard's, Inc. 6.6250%, 1/15/18†	2,180,000
3,768,000	Dillard's, Inc. 7.1300%, 8/1/18†	4,220,160
1,267,000	DR Horton, Inc. 4.7500%, 5/15/17†	1,324,015
8,130,000	Ford Motor Credit Co. LLC 7.0000%, 4/15/15†	8,144,984
2,487,000	Ford Motor Credit Co. LLC 2.7500%, 5/15/15†	2,492,491
17,095,000	Ford Motor Credit Co. LLC 2.5000%, 1/15/16†	17,295,148
4,000,000	Ford Motor Credit Co. LLC 3.9840%, 6/15/16†	4,124,116
1,425,000	Ford Motor Credit Co. LLC 8.0000%, 12/15/16†	1,578,622
3,361,000	Ford Motor Credit Co. LLC 1.4610%, 3/27/17	3,361,813
15,291,000	General Motors Financial Co., Inc. 2.7500%, 5/15/16†	15,461,648
1,267,000	Lennar Corp. 4.7500%, 12/15/17†	1,317,680
3,498,000	Lennar Corp. 4.5000%, 11/15/19†	3,594,195
26,029,000	MGM Resorts International 6.6250%, 7/15/15†	26,289,290
850,000	MGM Resorts International 7.5000%, 6/1/16†	893,095
1,000,000	MGM Resorts International 10.0000%, 11/1/16†	1,107,500
2,000,000	Service Corp. International 6.7500%, 4/1/16†	2,090,000
1,641,000	Western Union Co. 2.3750%, 12/10/15†	1,654,821
2,650,000	Wyndham Worldwide Corp. 2.9500%, 3/1/17†	2,703,024
		204,099,135
Consumer Non-Cyclical — 3.1%
6,912,000	Becton Dickinson and Co. 0.7206%, 6/15/16†,‡	6,920,440
1,424,000	Boston Scientific Corp. 6.4000%, 6/15/16†	1,508,531
6,162,000	Constellation Brands, Inc. 7.2500%, 9/1/16†	6,616,447
1,267,000	Constellation Brands, Inc. 7.2500%, 5/15/17†	1,398,451
1,283,000	Fresenius Medical Care US Finance, Inc. 6.8750%, 7/15/17†	1,408,093
692,000	Fresenius US Finance II, Inc. 9.0000%, 7/15/15 (144A),†	705,840
6,000,000	Quest Diagnostics, Inc. 3.2000%, 4/1/16†	6,136,446
3,664,000	Reynolds American, Inc. 1.0500%, 10/30/15†	3,667,272
4,000,000	Safeway, Inc. 3.4000%, 12/1/16†	3,990,000
4,133,000	Safeway, Inc. 6.3500%, 8/15/17†	4,411,978
6,285,000	Zoetis, Inc. 1.1500%, 2/1/16†	6,286,728
		43,050,226
Electric — 2.1%
673,000	Duquesne Light Holdings, Inc. 5.5000%, 8/15/15†	684,203
4,217,000	Entergy Corp. 3.6250%, 9/15/15†	4,265,879
198,000	Exelon Corp. 4.9000%, 6/15/15†	199,561
3,410,000	PPL Energy Supply LLC 5.7000%, 10/15/15†	3,451,346
4,000,000	PPL Energy Supply LLC 6.5000%, 5/1/18†	4,258,896
6,820,000	PPL WEM Holdings, Ltd. 3.9000%, 5/1/16 (144A),†	7,008,989
3,225,000	PSEG Power LLC 5.5000%, 12/1/15†	3,322,208
5,382,000	TECO Finance, Inc. 4.0000%, 3/15/16†	5,540,382
		28,731,464
Energy — 10.3%
1,424,000	Anadarko Petroleum Corp. 5.9500%, 9/15/16†	1,519,103
5,386,000	Chesapeake Energy Corp. 3.2500%, 3/15/16†	5,379,268
1,055,000	DCP Midstream Operating LP 2.5000%, 12/1/17†	994,844
12,000,000	Gazprom OAO Via Gaz Capital SA 4.3000%, 11/12/15 (144A),†	12,000,000
20,732,000	Gazprom OAO Via Gaz Capital SA 5.0920%, 11/29/15 (144A),†	20,783,830
6,630,000	Kinder Morgan Energy Partners LP 3.5000%, 3/1/16†	6,767,214
13,156,000	Kinder Morgan Finance Co. LLC 5.7000%, 1/5/16†	13,590,806
4,000,000	Lukoil International Finance BV 6.3560%, 6/7/17 (144A),†	4,129,240
4,802,000	Marathon Oil Corp. 0.9000%, 11/1/15†	4,802,999
11,505,000	Marathon Petroleum Corp. 3.5000%, 3/1/16†	11,756,223
7,346,000	ONEOK Partners LP 3.2500%, 2/1/16†	7,443,900
3,044,000	Pioneer Natural Resources Co. 5.8750%, 7/15/16†	3,213,109
1,500,000	Pioneer Natural Resources Co. 6.6500%, 3/15/17†	1,630,481
9,125,000	Rockies Express Pipeline LLC 3.9000%, 4/15/15 (144A),†	9,119,297
13,500,000	Sabine Pass LNG LP 7.5000%, 11/30/16†	14,343,750
1,424,000	Tennessee Gas Pipeline Co. LLC 8.0000%, 2/1/16†	1,497,474
4,000,000	Tennessee Gas Pipeline Co. LLC 7.5000%, 4/1/17†	4,416,644
4,722,000	Transocean, Inc. 4.9500%, 11/15/15†	4,804,635
14,429,000	Transocean, Inc. 5.0500%, 12/15/16†	14,573,290
		142,766,107
Finance Companies — 4.8%
3,121,000	Air Lease Corp. 4.5000%, 1/15/16†	3,187,321
1,283,000	Aircastle, Ltd. 6.7500%, 4/15/17†	1,382,433
5,634,000	Aviation Capital Group Corp. 3.8750%, 9/27/16 (144A),†	5,754,049
1,267,000	CIT Group, Inc. 5.0000%, 5/15/17†	1,303,033
7,058,000	CIT Group, Inc. 4.2500%, 8/15/17†	7,146,225
1,424,000	GATX Corp. 3.5000%, 7/15/16†	1,463,301
22,908,000	International Lease Finance Corp. 4.8750%, 4/1/15	22,908,000
10,070,000	International Lease Finance Corp. 8.6250%, 9/15/15†	10,359,513
4,000,000	iStar Financial, Inc. 6.0500%, 4/15/15†	4,005,000
8,069,000	Navient Corp. 5.0000%, 4/15/15†	8,069,000
1,261,000	Navient Corp. 3.8750%, 9/10/15†	1,270,041
		66,847,916
Financial — 0.3%
4,000,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 3.5000%, 3/15/17†	4,030,000
Government Sponsored — 1.3%
5,993,000	Eksportfinans ASA 2.0000%, 9/15/15†	6,002,948
2,700,000	Eksportfinans ASA 2.3750%, 5/25/16†	2,709,639
5,371,000	Eksportfinans ASA 5.5000%, 5/25/16†	5,574,561
4,050,000	Eksportfinans ASA 5.5000%, 6/26/17†	4,313,250
		18,600,398
Industrial — 0.1%
1,932,000	Noble Group, Ltd. 4.8750%, 8/5/15 (144A),†	1,927,170
Insurance — 0.5%
6,000,000	Kemper Corp. 6.0000%, 5/15/17†	6,484,686
Owned No Guarantee — 4.5%
31,800,000	Petrobras Global Finance BV 3.8750%, 1/27/16†	31,191,984
13,307,000	Petrobras Global Finance BV 2.0000%, 5/20/16†	12,728,145
6,807,000	Petrobras Global Finance BV 6.1250%, 10/6/16†	6,788,213
5,615,000	Petrobras Global Finance BV 3.5000%, 2/6/17†	5,254,798
6,000,000	Sberbank of Russia Via SB Capital SA 5.4990%, 7/7/15†	6,007,500
		61,970,640
Real Estate Investment Trusts (REITs) — 1.0%
3,743,000	HCP, Inc. 3.7500%, 2/1/16†	3,827,985
3,153,000	Kimco Realty Corp. 5.5840%, 11/23/15†	3,248,665
6,000,000	Realty Income Corp. 5.5000%, 11/15/15†	6,163,518
		13,240,168
Technology — 2.1%
772,000	Avnet, Inc. 6.0000%, 9/1/15†	787,311
787,000	Dell, Inc. 2.3000%, 9/10/15†	787,000
5,615,000	Hewlett-Packard Co. 2.2000%, 12/1/15†	5,664,120
5,413,000	Hewlett-Packard Co. 2.6500%, 6/1/16†	5,514,191
8,748,000	Hewlett-Packard Co. 3.0000%, 9/15/16†	8,978,816
1,425,000	Hewlett-Packard Co. 3.3000%, 12/9/16†	1,473,520
889,000	Juniper Networks, Inc. 3.1000%, 3/15/16†	904,199
4,841,000	Pitney Bowes, Inc. 4.7500%, 1/15/16†	4,984,778
		29,093,935
Transportation — 0.8%
10,139,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.5000%, 3/15/16 (144A),†	10,285,813
Total Corporate Bonds (cost $1,081,648,236)		1,078,953,870
Investment Companies — 6.8%
Closed-End Funds — 0.7%
452,071	BlackRock Build America Bond Trust†	10,248,450
Exchange-Traded Funds (ETFs) — 0.2%
100,000	PowerShares Build America Bond Portfolio†	3,037,000
Money Markets — 5.9%
81,572,000	Janus Cash Liquidity Fund LLC, 0.1097%∞,£	81,572,000
Total Investment Companies (cost $94,397,382)		94,857,450
Total Investments (total cost $1,389,681,714) – 100%		$ 1,386,954,613

Summary of Investments by Country – (Long Positions) March 31, 2015 (unaudited)
Country	Value	% of Investment Securities
United States	$ 1,156,599,684	83.4%
China	68,737,311	5.0
Brazil	56,470,640	4.1
Russia	42,920,570	3.1
United Kingdom	25,497,052	1.8
Norway	18,600,398	1.3
Hong Kong	6,119,338	0.4
Luxembourg	5,091,749	0.4
Japan	4,803,938	0.3
Germany	2,113,933	0.2
Total	$ 1,386,954,613	100.0%

Schedule of Futures – Long March 31, 2015

Description	Unrealized Appreciation/ (Depreciation)
Euro-Bund expires June 2015 694 contracts principal amount $105,523,900 value $104,889,018	$ (634,882)

Schedule of Exchange-Traded Written Options – Calls March 31, 2015
Description	Value
10-Year U.S. Treasury Note Future expires May 2015 2,784 contracts exercise price $130.00	$ (1,870,500)
Euro-Bund Future expires May 2015 8,864 contracts exercise price EUR 160.00	(3,716,562)
Euro-Bund Future expires May 2015 2,081 contracts exercise price EUR 161.00	(380,336)
U.S. Treasury Long Bond Future expires May 2015 250 contracts exercise price $165.00	(628,906)
Total Exchange-Traded Written Options - Calls (premiums received $2,187,272)	$ (6,596,304)

Schedule of Exchange-Traded Written Options – Puts March 31, 2015
Description	Value
10-Year U.S. Treasury Note Future expires May 2015 2,784 contracts exercise price $125.00	$ (304,500)
10-Year U.S. Treasury Note Future expires May 2015 4,665 contracts exercise price $126.00	(947,578)
10-Year U.S. Treasury Note Future expires May 2015 7,754 contracts exercise price $127.00	(3,028,906)
Euro-Bund Future expires May 2015 696 contracts exercise price EUR 154.00	(52,379)
Euro-Bund Future expires May 2015 1,041 contracts exercise price EUR 156.00	(246,218)
Euro-Bund Future expires May 2015 1,387 contracts exercise price EUR 157.00	(566,640)
Euro-Bund Future expires May 2015 347 contracts exercise price EUR 158.00	(240,085)
U.S. Treasury Long Bond Future expires April 2015 174 contracts exercise price $156.00	(21,750)
U.S. Treasury Long Bond Future expires May 2015 175 contracts exercise price $156.00	(92,969)
Total Exchange-Traded Written Options - Puts (premiums received $7,678,731)	$ (5,501,025)

Schedule of OTC Written Options – Calls March 31, 2015
Counterparty/Reference Asset	Value
Credit Suisse International: EUR Currency expires May 2015 34,956,874 contracts exercise price EUR 1.10	$ (274,342)
JPMorgan Chase & Co.:
AUD Currency expires April 2015 139,253,006 contracts exercise price AUD 0.82	(9,608)
EUR Currency expires April 2015 35,242,471 contracts exercise price EUR 1.17	(4,370)
EUR Currency expires April 2015 174,136,505 contracts exercise price EUR 1.19	(2,438)
EUR Currency expires May 2015 34,707,024 contracts exercise price EUR 1.10	(272,381)
EUR Currency expires May 2015 139,358,404 contracts exercise price EUR 1.15	(101,732)
EUR Currency expires May 2015 35,238,971 contracts exercise price EUR 1.18	(4,123)
EUR Currency expires May 2015 70,329,913 contracts exercise price EUR 1.18	(11,323)
EUR Currency expires May 2015 70,329,913 contracts exercise price EUR 1.19	(6,892)
JPY Currency expires April 2015 35,238,971 contracts exercise price JPY 126.00	(23,927)
JPY Currency expires April 2015 36,831,180 contracts exercise price JPY 126.00	(1,805)
Total OTC Written Options - Calls (premiums received $3,105,709)	$ (712,941)

Schedule of OTC Written Options – Puts March 31, 2015
Counterparty/Reference Asset	Value
Citigroup Global Markets:
U.S. Treasury Notes/Bonds expires May 2015 174,920,000 contracts exercise price $102.00	$ (512,620)
U.S. Treasury Notes/Bonds expires May 2015 86,846,000 contracts exercise price $103.00	(371,074)
U.S. Treasury Notes/Bonds expires May 2015 138,831,000 contracts exercise price $104.00	(841,667)
U.S. Treasury Notes/Bonds expires May 2015 85,569,000 contracts exercise price $106.00	(965,446)
Credit Suisse International EUR Currency expires May 2015 34,956,874 contracts exercise price EUR 1.00	(70,858)
JPMorgan Chase & Co.:
AUD Currency expires April 2015 139,253,006 contracts exercise price AUD 0.74	(484,043)
BRL Currency expires April 2015 487,655,899 contracts exercise price BRL 2.60	(1,951)
BRL Currency expires April 2015 347,992,022 contracts exercise price BRL 2.70	(7,656)
EUR Currency expires May 2015 69,387,894 contracts exercise price EUR 1.00	(140,649)
JPY Currency expires April 2015 34,995,078 contracts exercise price JPY 112.00	-
JPY Currency expires April 2015 70,477,943 contracts exercise price JPY 110.00	(4,511)
JPY Currency expires April 2015 174,136,505 contracts exercise price JPY 113.00	(24,031)
JPY Currency expires May 2015 70,329,913 contracts exercise price JPY 113.00	(47,965)
JPY Currency expires May 2015 70,329,913 contracts exercise price JPY 114.00	(76,449)
MXN Currency expires April 2015 348,217,173 contracts exercise price MXN 14.00	(11,839)
MXN Currency expires April 2015 174,037,885 contracts exercise price MXN 14.50	(84,582)
U.S. Treasury Notes/Bonds expires May 2015 88,114,000 contracts exercise price $103.00	(376,492)
U.S. Treasury Notes/Bonds expires May 2015 104,727,000 contracts exercise price $106.00	(1,181,599)
Total OTC Written Options - Puts (premiums received $11,560,260)	$ (5,203,432)

OTC Credit Default Swaps outstanding at March 31, 2015

Counterparty	Reference Asset	Buy/Sell Protection(2)	Fixed Rate	Maturity Date	Notional Amount(3)	Premiums/ Paid (Received)	Unrealized Appreciation/ (Depreciation)	Outstanding Swap Contracts, at Value Asset/(Liability)
Bank of America(4)	Federative Republic of Brazil	Sell	1.0000%	3/20/16	$ 24,613,000	$8,857	$ (47,379)	$ (38,522)
Barclays(5)	Bank of America Corp.	Sell	1.0000	12/20/15	18,867,000	153,481	(34,954)	118,527
Barclays(5)	Berkshire Hathaway, Inc.	Sell	1.0000	12/20/19	9,278,000	223,150	(30,718)	192,432
Barclays(5)	Berkshire Hathaway, Inc.	Sell	1.0000	12/20/19	4,473,000	103,511	(10,738)	92,773
Barclays(5)	Berkshire Hathaway, Inc.	Sell	1.0000	3/20/20	23,610,000	554,663	(76,142)	478,521
Barclays(4)	Federative Republic of Brazil	Sell	1.0000	12/20/19	9,534,000	(388,563)	(302,370)	(690,933)
Barclays(4)	Federative Republic of Brazil	Sell	1.0000	12/20/19	9,358,000	(317,878)	(360,300)	(678,178)
Barclays(5)	General Electric Capital Corp.	Sell	1.0000	12/20/15	18,867,000	157,658	(44,379)	113,279
Barclays(5)	General Electric Capital Corp.	Sell	1.0000	12/20/19	4,473,000	99,023	(6,242)	92,781
Barclays(5)	Goldman Sachs Group, Inc.	Sell	1.0000	12/20/15	18,867,000	149,305	(42,753)	106,552
Barclays(5)	JPMorgan Chase & Co.	Sell	1.0000	12/20/15	18,867,000	155,569	(35,525)	120,044
Barclays(5)	MetLife, Inc.	Sell	1.0000	12/20/19	4,473,000	71,140	(3,598)	67,542
Barclays(5)	Morgan Stanley	Sell	1.0000	12/20/15	18,867,000	149,305	(36,776)	112,529
Barclays(5)	Prudential Financial, Inc.	Sell	1.0000	12/20/19	4,473,000	94,542	(32,467)	62,075
Barclays(4)	Republic of Colombia	Sell	1.0000	3/20/16	28,064,000	110,367	(20,720)	89,647
Barclays(4)	Republic of Colombia	Sell	1.0000	3/20/17	28,064,000	106,334	(70,761)	35,573
Barclays(4)	Russian Federation	Sell	1.0000	12/20/15	8,946,000	(98,208)	(64,649)	(162,857)
BNP Paribas(4)	Federative Republic of Brazil	Sell	1.0000	3/20/16	35,599,000	4,009	(59,725)	(55,716)
BNP Paribas(4)	Federative Republic of Brazil	Sell	1.0000	3/20/16	17,817,000	(38,661)	10,776	(27,885)
BNP Paribas(4)	Federative Republic of Brazil	Sell	1.0000	12/20/19	20,000,000	(580,692)	(868,716)	(1,449,408)
BNP Paribas(5)	Goldman Sachs Group, Inc.	Sell	1.0000	12/20/19	17,958,000	171,781	1,831	173,612
BNP Paribas(5)	Goldman Sachs Group, Inc.	Sell	1.0000	12/20/19	9,278,000	87,710	1,987	89,697
BNP Paribas(6)	People's Republic of China	Sell	1.0000	12/20/19	10,000,000	76,086	5,979	82,065
BNP Paribas(6)	People's Republic of China	Sell	1.0000	12/20/19	8,946,000	93,688	(20,273)	73,415
BNP Paribas(6)	People's Republic of China	Sell	1.0000	12/20/19	8,427,000	59,803	9,353	69,156
BNP Paribas(6)	People's Republic of China	Sell	1.0000	12/20/19	6,710,000	12,672	42,394	55,066
BNP Paribas(6)	People's Republic of China	Sell	1.0000	12/20/19	4,126,000	12,117	21,743	33,860
BNP Paribas(4)	Republic of Indonesia	Sell	1.0000	12/20/19	8,946,000	(169,866)	24,516	(145,350)
BNP Paribas(4)	Republic of Indonesia	Sell	1.0000	12/20/19	8,427,000	(212,454)	75,537	(136,918)
BNP Paribas(4)	Russian Federation	Sell	1.0000	12/20/15	8,645,000	(113,036)	(44,342)	(157,378)
BNP Paribas(4)	United Mexican States	Sell	1.0000	12/20/19	10,000,000	66,555	(140,288)	(73,733)
BNP Paribas(4)	United Mexican States	Sell	1.0000	12/20/19	9,600,000	80,599	(151,382)	(70,783)
BNP Paribas(4)	United Mexican States	Sell	1.0000	12/20/19	9,386,000	77,709	(146,914)	(69,205)
BNP Paribas(4)	United Mexican States	Sell	1.0000	12/20/19	8,946,000	98,730	(164,691)	(65,961)
BNP Paribas(4)	United Mexican States	Sell	1.0000	3/20/20	17,484,000	(270,880)	101,195	(169,685)
Citigroup Global Markets(5)	Bank of America Corp.	Sell	1.0000	3/20/16	17,509,000	151,604	(11,494)	140,110
Citigroup Global Markets(5)	Berkshire Hathaway, Inc.	Sell	1.0000	12/20/19	9,386,000	220,746	(26,074)	194,672
Citigroup Global Markets(5)	Berkshire Hathaway, Inc.	Sell	1.0000	12/20/19	8,427,000	175,255	(473)	174,782
Citigroup Global Markets(5)	Berkshire Hathaway, Inc.	Sell	1.0000	3/20/20	10,790,000	253,487	(34,798)	218,689
Citigroup Global Markets(4)	Federative Republic of Brazil	Sell	1.0000	12/20/19	9,386,000	(306,467)	(373,740)	(680,207)
Citigroup Global Markets(5)	General Electric Capital Corp.	Sell	1.0000	6/20/15	20,805,000	36,923	6,308	43,231
Citigroup Global Markets(5)	General Electric Capital Corp.	Sell	1.0000	12/20/19	8,662,000	184,427	(4,755)	179,672
Citigroup Global Markets(5)	General Electric Capital Corp.	Sell	1.0000	12/20/19	8,426,000	177,357	(2,580)	174,777
Citigroup Global Markets(5)	JPMorgan Chase & Co.	Sell	1.0000	12/20/15	5,000,000	48,889	(17,076)	31,813
Citigroup Global Markets(5)	JPMorgan Chase & Co.	Sell	1.0000	3/20/16	17,509,000	146,711	(6,886)	139,825
Citigroup Global Markets(7)	Markit MCDX.NA.23	Sell	1.0000	12/20/19	9,278,000	103,465	(60,628)	42,837
Citigroup Global Markets(5)	Morgan Stanley	Sell	1.0000	6/20/15	17,235,000	32,904	2,699	35,603
Citigroup Global Markets(6)	People's Republic of China	Sell	1.0000	12/20/19	8,731,000	74,666	(3,015)	71,651
Citigroup Global Markets(5)	Prudential Financial, Inc.	Sell	1.0000	12/20/19	5,000,000	96,685	(27,296)	69,389
Citigroup Global Markets(4)	Republic of Colombia	Sell	1.0000	12/20/19	19,068,000	(20,672)	(396,377)	(417,049)
Citigroup Global Markets(4)	Republic of Colombia	Sell	1.0000	12/20/19	17,246,000	(244,028)	(133,171)	(377,199)
Citigroup Global Markets(4)	Republic of Indonesia	Sell	1.0000	12/20/19	6,723,000	(209,899)	100,667	(109,232)
Citigroup Global Markets(4)	Russian Federation	Sell	1.0000	12/20/15	6,577,000	(88,163)	(31,568)	(119,731)
Citigroup Global Markets(4)	United Mexican States	Sell	1.0000	3/20/16	35,189,000	213,269	(41,408)	171,861
Citigroup Global Markets(4)	United Mexican States	Sell	1.0000	3/20/16	18,266,000	119,330	(30,120)	89,210
Citigroup Global Markets(4)	United Mexican States	Sell	1.0000	3/20/16	17,597,000	106,650	(20,707)	85,943
Credit Suisse(5)	Citigroup, Inc.	Sell	1.0000	6/20/15	13,973,000	26,843	2,799	29,642
Credit Suisse(4)	Federative Republic of Brazil	Sell	1.0000	3/20/16	12,210,000	4,394	(23,504)	(19,110)
Credit Suisse(5)	Goldman Sachs Group, Inc.	Sell	1.0000	6/20/15	6,983,000	12,242	2,328	14,570
Credit Suisse(5)	Morgan Stanley	Sell	1.0000	6/20/15	10,480,000	20,133	1,516	21,649
Credit Suisse(4)	United Mexican States	Sell	1.0000	3/20/16	18,557,000	129,679	(39,048)	90,631
Credit Suisse(4)	United Mexican States	Sell	1.0000	3/20/16	18,553,000	116,696	(26,084)	90,612
Goldman Sachs(5)	Berkshire Hathaway, Inc.	Sell	1.0000	12/20/19	13,348,000	294,129	(17,283)	276,846
Goldman Sachs(5)	Berkshire Hathaway, Inc.	Sell	1.0000	3/20/20	17,509,000	375,724	(20,857)	354,867
Goldman Sachs(5)	Berkshire Hathaway, Inc.	Sell	1.0000	3/20/20	17,509,000	367,030	(12,163)	354,867
Goldman Sachs(5)	Berkshire Hathaway, Inc.	Sell	1.0000	3/20/20	17,414,000	354,838	(1,896)	352,942
Goldman Sachs(8)	Kingdom of Spain	Sell	1.0000	3/20/17	34,827,000	373,699	(12,282)	361,417
Goldman Sachs(7)	Markit MCDX.NA.23	Sell	1.0000	12/20/19	10,000,000	81,754	(35,583)	46,171
Goldman Sachs(5)	MetLife, Inc.	Sell	1.0000	12/20/19	20,000,000	285,562	16,438	302,000
Goldman Sachs(5)	MetLife, Inc.	Sell	1.0000	12/20/19	13,348,000	222,783	(21,228)	201,555
Goldman Sachs(5)	MetLife, Inc.	Sell	1.0000	3/20/20	17,414,000	218,200	28,462	246,662
Goldman Sachs(6)	People's Republic of China	Sell	1.0000	12/20/19	13,419,000	18,998	91,125	110,123
Goldman Sachs(6)	People's Republic of China	Sell	1.0000	12/20/19	6,577,000	59,640	(5,666)	53,974
Goldman Sachs(4)	Petroleo Brasileiro SA Petrobras	Sell	1.0000	3/20/16	7,032,000	(324,941)	(58,728)	(383,669)
Goldman Sachs(4)	Republic of Colombia	Sell	1.0000	12/20/19	14,284,000	3,434	(315,849)	(312,415)
Goldman Sachs(9)	Republic of Italy	Sell	1.0000	3/20/17	34,827,000	359,201	(96,601)	262,600
Goldman Sachs(4)	United Mexican States	Sell	1.0000	12/20/19	6,577,000	45,378	(93,872)	(48,494)
Goldman Sachs(4)	United Mexican States	Sell	1.0000	3/20/20	17,357,000	(268,912)	100,460	(168,452)
JPMorgan Chase & Co.(5)	Berkshire Hathaway, Inc.	Sell	1.0000	12/20/19	17,904,000	451,668	(80,327)	371,341
JPMorgan Chase & Co.(4)	Federative Republic of Brazil	Sell	1.0000	3/20/16	37,106,000	(49,122)	(8,952)	(58,074)
JPMorgan Chase & Co.(4)	Federative Republic of Brazil	Sell	1.0000	3/20/16	35,633,000	(98,756)	42,987	(55,769)
JPMorgan Chase & Co.(4)	Federative Republic of Brazil	Sell	1.0000	3/20/16	17,817,000	(53,665)	25,780	(27,885)
JPMorgan Chase & Co.(5)	MetLife, Inc.	Sell	1.0000	12/20/19	5,000,000	91,649	(16,149)	75,500
JPMorgan Chase & Co.(6)	People's Republic of China	Sell	1.0000	12/20/19	13,419,000	31,690	78,433	110,123
JPMorgan Chase & Co.(4)	United Mexican States	Sell	1.0000	3/20/16	35,633,000	211,623	(37,593)	174,030
JPMorgan Chase & Co.(4)	United Mexican States	Sell	1.0000	12/20/19	8,731,000	73,028	(137,404)	(64,376)
Morgan Stanley(5)	Berkshire Hathaway, Inc.	Sell	1.0000	3/20/20	17,509,000	358,344	(3,477)	354,867
Total						$ 5,854,228	$ (4,308,201)	$ 1,546,026

(1)	Formerly named Janus Unconstrained Bond Fund.
(2)	If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.
(3)	If a credit event occurs, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection.
(4)	Foreign Government Bond – S&P Rating BBB+ to BBB-
(5)	Corporate Bond – S&P Rating AA+ to A-
(6)	Foreign Government Bond – S&P Rating AA-
(7)	For those index credit default swaps entered into by the Fund to sell protection, "Outstanding Swap Contracts, at Value" serves as an indicator of the current status of payment and performance risk and represents the likelihood of an expected gain or loss should the notional amount of the swap be closed or sold at period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference asset's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(8)	Foreign Corporate Bond – S&P Rating BBB
(9)	Foreign Government Bond – Not Rated

Schedule of OTC Written Interest Rate Swaptions

March 31, 2015

Counterparty	Description	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Premium Received	Market Value	Unrealized Appreciation/ Depreciation
Written Call Swaptions:
Citigroup Global Markets	Interest Rate Swap maturing 7/1/45	Pay	6-Month EURIBOR	0.75%	6/29/15	$9,567,000	EUR	$253,029	$ (328,806)	$ (75,777)
Citigroup Global Markets	Interest Rate Swap maturing 6/30/45	Pay	6-Month EURIBOR	0.75	6/26/15	12,711,000	EUR	313,014	(428,823)	(115,809)
Citigroup Global Markets	Interest Rate Swap maturing 6/30/25	Pay	6-Month EURIBOR	0.40	6/26/15	15,885,000	EUR	33,106	(39,729)	(6,623)
Goldman Sachs	Interest Rate Swap maturing 6/26/45	Pay	6-Month EURIBOR	0.75	6/24/15	6,381,000	EUR	188,205	(212,691)	(24,486)
Goldman Sachs	Interest Rate Swap maturing 6/24/45	Pay	6-Month GBP LIBOR	1.80	6/24/15	4,647,000	GBP	204,884	(161,688)	43,196
Morgan Stanley	Interest Rate Swap maturing 6/29/45	Pay	6-Month EURIBOR	0.75	6/25/15	6,381,000	EUR	176,356	(213,951)	(37,595)
Morgan Stanley	Interest Rate Swap maturing 6/29/45	Pay	6-Month EURIBOR	0.75	6/25/15	95,371,000	EUR	2,427,459	(3,197,736)	(770,277)
Morgan Stanley	Interest Rate Swap maturing 6/26/45	Pay	6-Month EURIBOR	0.75	6/24/15	6,381,000	EUR	174,961	(212,691)	(37,730)
Morgan Stanley	Interest Rate Swap maturing 6/25/45	Pay	6-Month GBP LIBOR	1.80	6/25/15	66,587,000	GBP	2,817,169	(2,336,376)	480,793
Morgan Stanley	Interest Rate Swap maturing 6/25/45	Pay	6-Month GBP LIBOR	1.80	6/25/15	4,647,000	GBP	225,579	(163,052)	62,527
Morgan Stanley	Interest Rate Swap maturing 6/24/45	Pay	6-Month GBP LIBOR	1.80	6/24/15	4,647,000	GBP	203,504	(161,688)	41,816
								$ 7,017,266	$ (7,457,231)	$ (439,965)

Written Put Swaptions:
Morgan Stanley	Interest Rate Swap maturing 6/26/45	Receive	6-Month GBP LIBOR	2.20%	6/26/15	9,364,000	GBP	$306,313	$(314,815)	$(8,502)
Total								$ 7,323,579	$ (7,772,046)	$ (448,467)

Notes to Schedule of Investments (unaudited)

EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2015 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Global Unconstrained Bond Fund	$ 140,010,933	10.1%

*	Non-income producing security.

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2015, is noted below.

Fund	Aggregate Value
Janus Global Unconstrained Bond Fund	$ 1,241,628,669

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞	Rate shown is the 7-day yield as of March 31, 2015.

§	Schedule of Restricted and Illiquid Securities (as of March 31, 2015)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Global Unconstrained Bond Fund
Toll Road Investors Partnership II LP 0%, 2/15/43	1/29/15	$ 1,635,600	$ 1,511,830	0.1%

The Fund has registration rights for certain restricted securities held as of March 31, 2015. The issuer incurs all registration costs

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
Janus Global Unconstrained Bond Fund
Janus Cash Liquidity Fund LLC	7,375,101	1,295,050,752	(1,220,853,853)	81,572,000	$ -	$ 38,568	$ 81,572,000

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$ —	$ 65,445,450	$ —

Common Stocks	147,697,843	—	—

Corporate Bonds	—	1,078,953,870	—

Investment Companies	13,285,450	81,572,000	—

Total Investments in Securities	$ 160,983,293	$ 1,225,971,320	$ —

Other Financial Instruments(a):
Outstanding Swap Contracts at Value	$ —	$ 8,380,200	$ —
Variation Margin Receivable	784,930	—	—
Total Assets	$ 161,768,223	$1,234,351,520	$ —

Liabilities
Other Financial Instruments(a):
Options Written, at Value	$ —	$ 18,013,702	$ —
Outstanding Swap Contracts at Value	—	6,834,174	—
Swaptions Written, at Value	—	7,772,046
Total Liabilities	$ —	$32,619,922	$ —
(a)	Other financial instruments include forward currency, futures, written options, swap contracts and swaptions. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options, swap contracts and swaptions are reported at their market value at measurement date.

Janus Government Money Market Fund

Schedule of Investments (unaudited)

As of March 31, 2015

Principal Amount		Value
Repurchase Agreements — 12.2%
$ 19,000,000	Undivided interest of 19% in a joint repurchase agreement (principal amount $100,000,000 with a maturity value of $100,000,333) with RBC Capital Markets Corp., 0.1200%, dated 3/31/15, maturing 4/1/15, to be repurchased at $19,000,063 collateralized by $96,069,827 in U.S. Government Agencies, 2.0000% - 4.5000%, 11/1/27 - 2/20/45, with a value of $102,000,000 (cost $19,000,000)	$ 19,000,000
U.S. Government Agency Notes — 38.9%
Fannie Mae Discount Notes:
2,900,000	0.0901%, 4/27/15	2,899,811
1,000,000	0.1502%, 6/1/15	999,746
3,000,000	0.1201%, 7/3/15	2,999,070
Federal Farm Credit Discount Notes:
2,000,000	0.0901%, 6/3/15	1,999,685
2,000,000	0.0901%, 6/8/15	1,999,660
Federal Home Loan Bank Discount Notes:
1,100,000	0.1201%, 4/9/15	1,099,971
2,000,000	0.1201%, 4/20/15	1,999,873
3,000,000	0.0851%, 4/24/15	2,999,837
1,300,000	0.0801%, 5/19/15	1,299,861
3,000,000	0.0901%, 5/20/15	2,999,632
2,000,000	0.1401%, 7/8/15	1,999,238
3,000,000	0.1301%, 7/29/15	2,998,711
2,000,000	0.1251%, 7/31/15	1,999,159
2,500,000	0.1351%, 8/7/15	2,498,800
4,300,000	0.1401%, 8/12/15	4,297,776
3,000,000	0.1351%, 8/26/15	2,998,346
3,000,000	0.1321%, 8/28/15	2,998,361
3,000,000	0.1301%, 9/2/15	2,998,332
FHLMC Multifamily VRD Certificates Taxable:
6,105,478	0.2400%, 1/15/42	6,105,478
Freddie Mac Discount Notes:
2,500,000	0.1001%, 5/13/15	2,499,708
1,200,000	0.1218%, 5/27/15	1,199,773
3,000,000	0.1421%, 6/9/15	2,999,184
800,000	0.1523%, 6/16/15	799,743
3,000,000	0.1167%, 8/21/15	2,998,620
Total U.S. Government Agency Notes (amortized cost $60,688,375)		60,688,375
Variable Rate Demand Agency Notes — 48.9%
880,000	AE REALTY LLC 0.1500%, 10/1/23	880,000
1,075,000	Clearwater Solutions LLC 0.1800%, 9/1/21	1,075,000
9,000,000	Cypress Bend Real Estate Development Co. LLC 0.1500%, 4/1/33	9,000,000
2,490,000	Florida Food Products, Inc. 0.1500%, 12/1/22	2,490,000
5,760,000	Florida HomeLoan Corp. 0.0500%, 7/15/36	5,760,000
3,000,000	Greer Family LLC 0.1500%, 8/1/31	3,000,000
2,065,000	Housing Development Corp., New York 0.0300%, 6/15/37	2,065,000
400,000	Illinois Housing Development Authority 0.1000%, 5/1/37	400,000
2,500,000	Irrevocable Trust Agreement John A Thomas & Elizabeth F Thomas 0.1500%, 12/1/20	2,500,000
3,745,000	Johnson Capital Management LLC 0.2200%, 6/1/47	3,745,000
3,200,000	Lake Nona Trust 0.1500%, 10/1/44	3,200,000
9,935,000	Mesivta Yeshiva Rabbi Chaim Berlin 0.1737%, 11/1/35	9,935,000
1,945,000	Mississippi Business Finance Corp. 0.1600%, 9/1/21	1,945,000
3,645,000	Mississippi Business Finance Corp. 0.1600%, 1/1/34	3,645,000
4,500,000	Mississippi Business Finance Corp. 0.1600%, 8/1/34	4,500,000
3,470,000	Mississippi Business Finance Corp. 0.1600%, 12/1/35	3,470,000
3,460,000	Mississippi Business Finance Corp. - Series A 0.1600%, 3/1/29	3,460,000
2,530,000	Mississippi Business Finance Corp. - Series B 0.1600%, 3/1/29	2,530,000
4,195,000	Phenix City Downtown Redevelopment Authority 0.1500%, 2/1/33	4,195,000
500,000	Sacramento Housing & Redevelopment Agency 0.1600%, 1/15/36	500,000
1,625,000	Shepherd Capital LLC 0.2700%, 10/1/53	1,625,000
4,500,000	Thomas H Turner Family Irrevocable Trust 0.1500%, 6/1/20	4,500,000
1,950,000	Tyler Enterprises LLC 0.1500%, 10/1/22	1,950,000
Total Variable Rate Demand Agency Notes (amortized cost $76,370,000)		76,370,000
Total Investments (total cost $156,058,375) – 100%		$ 156,058,375

LLC	Limited Liability Company

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to “put” back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Repurchase Agreements	$ —	$ 19,000,000	$ —

U.S. Government Agency Notes	—	60,688,375	—

Variable Rate Demand Agency Notes	—	76,370,000	—

Total Assets	$ —	$ 156,058,375	$ —

Janus High-Yield Fund

Schedule of Investments (unaudited)

As of March 31, 2015

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 1.9%
$ 4,496,000	COMM 2015-3BP Mortgage Trust 3.2380%, 2/10/35 (144A),‡	$ 4,065,688
3,442,873	Credit Suisse Commercial Mortgage Trust Series 2007-C5 5.8700%, 9/15/40‡	3,532,436
11,296,679	Fannie Mae Connecticut Avenue Securities 5.0683%, 11/25/24‡	11,909,671
9,719,000	GAHR Commercial Mortgage Trust 2015-NRF 3.3822%, 12/15/19 (144A)	9,201,385
7,538,754	JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ MZ 6.1745%, 4/15/18 (144A),‡	7,539,508
3,804,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 4.1315%, 1/15/32 (144A),‡	3,808,534
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $39,369,980)		40,057,222
Bank Loans and Mezzanine Loans — 6.0%
Basic Industry — 0.5%
12,110,000	Oxbow Carbon & Minerals LLC 8.0000%, 1/17/20‡	9,869,650
Capital Goods — 0.7%
11,163,000	Hanson Building Products North America 10.5000%, 3/13/23‡	10,604,850
4,994,791	Maxim Crane Works LP 10.2500%, 11/26/18‡	4,882,408
		15,487,258
Commercial Mortgage-Backed Securities — 0.4%
9,427,373	JW Marriott 8.1750%, 6/4/15 (144A),‡	9,427,373
Consumer Cyclical — 1.5%
2,012,885	Caesars Growth Properties Holdings LLC 6.2500%, 5/8/21‡	1,781,403
6,082,000	Cosmopolitan of Las Vegas 0%, 12/19/16(a),‡	6,112,410
22,032,000	Delta 2 Lux Sarl 7.7500%, 7/29/22‡	21,885,047
1,722,380	Orleans Homebuilders, Inc. 10.5000%, 2/14/16‡	1,709,462
2,645	Orleans Homebuilders, Inc. 10.7500%, 2/14/16‡	2,625
		31,490,947
Consumer Non-Cyclical — 0.9%
8,527,000	Air Medical Group Holdings, Inc. 7.6250%, 5/31/18‡	8,569,635
1,344,000	Del Monte Foods, Inc. 8.2500%, 8/18/21‡	1,207,356
5,639,040	Norcraft Cos. LP 5.2500%, 12/13/20‡	5,646,089
4,203,000	Surgery Center Holdings, Inc. 8.5000%, 11/3/21‡	4,143,443
		19,566,523
Energy — 0.9%
3,584,000	Chief Exploration & Development LLC 7.5000%, 5/16/21‡	3,299,072
24,339,000	Templar Energy LLC 8.5000%, 11/25/20‡	16,439,047
		19,738,119
Real Estate Investment Trusts (REITs) — 0.3%
7,312,000	DTZ US Borrower LLC 9.2500%, 11/4/22‡	7,348,560
Transportation — 0.8%
3,483,495	OSG Bulk Ships, Inc. 5.2500%, 8/5/19‡	3,457,369
4,877,459	OSG International, Inc. 5.7500%, 8/5/19‡	4,883,556
10,154,430	Syncreon Group BV 5.2500%, 10/28/20‡	9,722,867
		18,063,792
Total Bank Loans and Mezzanine Loans (cost $141,374,949)		130,992,222
Common Stocks — 0.7%
Communications Equipment — 0.3%
184,673	CommScope Holding Co., Inc.*	5,270,567
Construction Materials — 0.2%
220,052	Summit Materials, Inc.*	4,874,152
Hotels, Restaurants & Leisure — 0.2%
90,031	Las Vegas Sands Corp.	4,955,306
Total Common Stocks (cost $12,207,156)		15,100,025
Corporate Bonds — 83.4%
Banking — 0.8%
$ 16,164,000	Royal Bank of Scotland Group PLC 5.1250%, 5/28/24	16,957,830
Basic Industry — 1.6%
13,920,000	Resolute Forest Products, Inc. 5.8750%, 5/15/23	13,377,120
20,950,000	Rockwood Specialties Group, Inc. 4.6250%, 10/15/20	21,814,187
		35,191,307
Brokerage — 0.2%
4,734,000	Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.3750%, 4/1/20 (144A)	4,591,980
Capital Goods — 4.6%
42,596,000	ADS Tactical, Inc. 11.0000%, 4/1/18§	43,234,940
12,708,000	Ahern Rentals, Inc. 9.5000%, 6/15/18 (144A)	13,454,595
8,770,000	American Builders & Contractors Supply Co., Inc. 5.6250%, 4/15/21 (144A)	8,879,625
5,708,000	Greif, Inc. 7.7500%, 8/1/19	6,428,635
2,873,000	Masonite International Corp. 8.2500%, 4/15/21 (144A)	3,063,336
2,156,000	NCI Building Systems, Inc. 8.2500%, 1/15/23 (144A)	2,279,970
2,911,000	Oshkosh Corp. 5.3750%, 3/1/25 (144A)	2,998,330
10,766,000	Summit Materials LLC / Summit Materials Finance Corp. 10.5000%, 1/31/20	11,950,260
5,363,000	United Rentals North America, Inc. 8.3750%, 9/15/20	5,766,834
2,911,000	USG Corp. 5.5000%, 3/1/25 (144A)	2,969,220
		101,025,745
Communications — 11.8%
26,422,000	Altice Financing SA 6.6250%, 2/15/23 (144A)	27,214,660
5,233,000	Altice Finco SA 7.6250%, 2/15/25 (144A)	5,363,825
11,904,000	Altice SA 7.7500%, 5/15/22 (144A)	12,104,880
14,844,000	Block Communications, Inc. 7.2500%, 2/1/20 (144A)	15,103,770
17,123,000	Crown Media Holdings, Inc. 10.5000%, 7/15/19	18,321,610
17,673,000	DISH DBS Corp. 5.8750%, 11/15/24	17,695,091
4,055,000	DreamWorks Animation SKG, Inc. 6.8750%, 8/15/20 (144A)	3,953,625
18,302,000	Entercom Radio LLC 10.5000%, 12/1/19	19,857,670
6,781,000	Harron Communications LP/Harron Finance Corp. 9.1250%, 4/1/20 (144A)	7,425,195
13,004,000	iHeartCommunications, Inc. 14.0000%, 2/1/21	10,338,180
12,543,000	iHeartCommunications, Inc. 9.0000%, 9/15/22	11,978,565
12,340,000	Level 3 Financing, Inc. 5.3750%, 8/15/22	12,698,625
8,669,000	National CineMedia LLC 7.8750%, 7/15/21	9,210,813
2,893,000	Sprint Capital Corp. 6.9000%, 5/1/19	2,990,639
13,772,000	Sprint Communications, Inc. 7.0000%, 8/15/20	13,987,187
11,614,000	T-Mobile USA, Inc. 6.2500%, 4/1/21	12,078,560
20,094,000	T-Mobile USA, Inc. 6.0000%, 3/1/23	20,590,121
12,857,000	Townsquare Media, Inc. 6.5000%, 4/1/23 (144A)	12,921,285
13,722,000	Townsquare Radio LLC / Townsquare Radio, Inc. 9.0000%, 4/1/19 (144A)	14,625,731
7,143,000	Univision Communications, Inc. 5.1250%, 2/15/25 (144A)	7,294,789
		255,754,821
Consumer Cyclical — 20.5%
7,634,000	Argos Merger Sub, Inc. 7.1250%, 3/15/23 (144A)	7,910,733
8,233,000	AV Homes, Inc. 8.5000%, 7/1/19 (144A)	7,821,350
8,615,000	Caesars Entertainment Resort Properties LLC 8.0000%, 10/1/20	8,550,388
5,294,000	Caesars Entertainment Resort Properties LLC 11.0000%, 10/1/21	4,632,250
14,586,000	Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc. 9.3750%, 5/1/22 (144A)	11,194,755
5,662,000	CCM Merger, Inc. 9.1250%, 5/1/19 (144A)	6,171,580
13,830,000	Century Communities, Inc. 6.8750%, 5/15/22	13,691,700
8,254,000	Dana Holding Corp. 5.3750%, 9/15/21	8,584,160
6,063,000	DR Horton, Inc. 4.0000%, 2/15/20	6,147,882
10,939,000	Family Tree Escrow LLC 5.7500%, 3/1/23 (144A)	11,513,297
5,596,000	FCA US LLC / CG Co-Issuer, Inc. 8.0000%, 6/15/19	5,868,805
5,104,000	FCA US LLC / CG Co-Issuer, Inc. 8.2500%, 6/15/21	5,660,897
9,360,000	Greektown Holdings LLC/Greektown Mothership Corp. 8.8750%, 3/15/19 (144A)	9,874,800
19,188,000	Hunt Cos., Inc. 9.6250%, 3/1/21 (144A)	19,667,700
13,223,000	IHS, Inc. 5.0000%, 11/1/22 (144A)	13,281,181
5,850,000	JC Penney Corp., Inc. 5.7500%, 2/15/18	5,528,250
1,149,000	JC Penney Corp., Inc. 8.1250%, 10/1/19	1,126,020
10,409,000	KB Home 7.6250%, 5/15/23	10,669,225
2,175,000	Landry's Holdings II, Inc. 10.2500%, 1/1/18 (144A)	2,256,563
31,048,000	Landry's, Inc. 9.3750%, 5/1/20 (144A)	33,298,980
5,523,000	Meritage Homes Corp. 7.1500%, 4/15/20	5,951,033
10,009,000	Meritage Homes Corp. 7.0000%, 4/1/22	10,734,652
11,566,000	MGM Resorts International 6.7500%, 10/1/20	12,404,535
19,501,000	MGM Resorts International 6.6250%, 12/15/21	20,829,506
7,271,000	MGM Resorts International 7.7500%, 3/15/22	8,188,964
15,400,000	Mohegan Tribal Gaming Authority 9.7500%, 9/1/21	16,324,000
10,488,000	MPG HoldCo I, Inc. 7.3750%, 10/15/22 (144A)	11,209,050
8,389,000	Navistar International Corp. 8.2500%, 11/1/21	8,158,303
16,841,000	Peninsula Gaming LLC / Peninsula Gaming Corp. 8.3750%, 2/15/18 (144A)	17,725,152
23,548,000	PF Chang's China Bistro, Inc. 10.2500%, 6/30/20 (144A)	24,372,180
16,115,000	Pinnacle Entertainment, Inc. 7.5000%, 4/15/21	17,001,325
13,986,000	Playa Resorts Holding BV 8.0000%, 8/15/20 (144A)	14,265,720
11,927,000	Quiksilver, Inc. / QS Wholesale, Inc. 7.8750%, 8/1/18 (144A)	10,793,935
14,278,000	Quiksilver, Inc. / QS Wholesale, Inc. 10.0000%, 8/1/20	10,101,685
3,565,000	Rite Aid Corp. 6.1250%, 4/1/23 (144A)	3,654,125
21,147,000	ROC Finance LLC / ROC Finance 1 Corp. 12.1250%, 9/1/18 (144A)	22,151,482
10,671,000	Schaeffler Holding Finance BV 6.2500%, 11/15/19 (144A)	11,284,582
11,608,000	Schaeffler Holding Finance BV 6.7500%, 11/15/22 (144A)	12,536,640
7,053,000	Station Casinos LLC 7.5000%, 3/1/21	7,511,445
5,611,000	WCI Communities, Inc. 6.8750%, 8/15/21	5,751,275
		444,400,105
Consumer Non-Cyclical — 16.0%
3,225,000	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc. 7.7500%, 10/15/22 (144A)	3,450,750
13,696,000	C&S Group Enterprises LLC 5.3750%, 7/15/22 (144A)	13,387,840
9,029,000	Capsugel SA 7.0000%, 5/15/19 (144A)	9,175,721
6,848,000	Catamaran Corp. 4.7500%, 3/15/21	7,609,840
20,380,000	CHS/Community Health Systems, Inc. 8.0000%, 11/15/19	21,653,750
11,545,000	ConvaTec Finance International SA 8.2500%, 1/15/19 (144A)	11,689,312
1,639,000	Endo Finance LLC / Endo Finco, Inc. 7.0000%, 7/15/19 (144A)	1,708,658
3,929,000	Endo Finance LLC / Endo Finco, Inc. 7.0000%, 12/15/20 (144A)	4,095,983
7,602,000	Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc. 6.0000%, 2/1/25 (144A)	7,830,060
23,684,000	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc. 9.8750%, 2/1/20 (144A)	24,927,410
3,952,000	Fresenius Medical Care US Finance II, Inc. 5.6250%, 7/31/19 (144A)	4,289,896
8,015,000	Fresenius Medical Care US Finance II, Inc. 5.8750%, 1/31/22 (144A)	8,816,500
2,316,000	HCA Holdings, Inc. 7.7500%, 5/15/21	2,464,363
4,899,000	Jaguar Holding Co. II / Jaguar Merger Sub, Inc. 9.5000%, 12/1/19 (144A)	5,266,425
11,601,000	JBS USA LLC / JBS USA Finance, Inc. 8.2500%, 2/1/20 (144A)	12,326,062
7,756,000	JBS USA LLC / JBS USA Finance, Inc. 7.2500%, 6/1/21 (144A)	8,192,275
11,544,000	JBS USA LLC / JBS USA Finance, Inc. 7.2500%, 6/1/21 (144A)	12,193,350
14,929,000	JBS USA LLC / JBS USA Finance, Inc. 5.8750%, 7/15/24 (144A)	15,115,612
7,275,000	Physio-Control International, Inc. 9.8750%, 1/15/19 (144A)	7,729,688
14,344,000	Post Holdings, Inc. 7.3750%, 2/15/22	14,846,040
5,666,000	Salix Pharmaceuticals, Ltd. 6.5000%, 1/15/21 (144A)	6,282,178
25,391,000	Simmons Foods, Inc. 7.8750%, 10/1/21 (144A)	25,073,612
46,000	Smithfield Foods, Inc. 5.8750%, 8/1/21 (144A)	48,243
347,000	Smithfield Foods, Inc. 6.6250%, 8/15/22	371,290
39,649,000	SUPERVALU, Inc. 6.7500%, 6/1/21	40,838,470
7,665,000	SUPERVALU, Inc. 7.7500%, 11/15/22	8,163,225
6,397,000	Tenet Healthcare Corp. 8.0000%, 8/1/20	6,716,850
6,309,000	Tenet Healthcare Corp. 6.0000%, 10/1/20	6,687,540
9,193,000	TreeHouse Foods, Inc. 4.8750%, 3/15/22	9,376,860
11,650,000	Valeant Pharmaceuticals International 6.3750%, 10/15/20 (144A)	12,101,437
5,802,000	VRX Escrow Corp. 5.8750%, 5/15/23 (144A)	5,947,050
27,389,000	VRX Escrow Corp. 6.1250%, 4/15/25 (144A)	28,347,615
		346,723,905
Electric — 0.1%
974,000	AES Corp. 8.0000%, 10/15/17	1,126,188
Energy — 11.7%
3,568,000	Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 6.6250%, 10/1/20	3,675,040
32,650,000	Chesapeake Energy Corp. 6.1250%, 2/15/21	33,058,125
3,116,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.0000%, 12/15/20	3,131,580
16,168,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.1250%, 3/1/22	16,289,260
14,205,000	Dresser-Rand Group, Inc. 6.5000%, 5/1/21	14,950,762
21,025,000	Endeavor Energy Resources LP / EER Finance, Inc. 7.0000%, 8/15/21 (144A)	20,289,125
5,835,000	Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.6250%, 6/15/20	6,024,638
16,473,000	Hiland Partners LP / Hiland Partners Finance Corp. 7.2500%, 10/1/20 (144A)	17,749,657
14,055,000	Hiland Partners LP / Hiland Partners Finance Corp. 5.5000%, 5/15/22 (144A)	14,406,375
9,206,000	Holly Energy Partners LP / Holly Energy Finance Corp. 6.5000%, 3/1/20	9,067,910
23,977,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp. 4.5000%, 7/15/23	23,737,230
5,742,000	Newfield Exploration Co. 5.3750%, 1/1/26	5,800,138
3,418,000	Oasis Petroleum, Inc. 6.5000%, 11/1/21	3,264,190
7,224,000	Oasis Petroleum, Inc. 6.8750%, 3/15/22	7,043,400
8,235,000	Parsley Energy LLC / Parsley Finance Corp. 7.5000%, 2/15/22 (144A)	8,317,350
9,744,000	PBF Holding Co. LLC / PBF Finance Corp. 8.2500%, 2/15/20	10,292,100
12,996,000	QEP Resources, Inc. 5.3750%, 10/1/22	12,768,570
6,828,000	QEP Resources, Inc. 5.2500%, 5/1/23	6,691,440
6,310,000	Rice Energy, Inc. 6.2500%, 5/1/22	6,152,250
15,171,000	Sabine Pass Liquefaction LLC 5.6250%, 2/1/21	15,270,522
8,809,000	Sabine Pass Liquefaction LLC 5.6250%, 4/15/23	8,786,977
3,240,000	Sanchez Energy Corp. 6.1250%, 1/15/23	2,911,950
4,885,000	Whiting Canadian Holding Co. ULC 8.1250%, 12/1/19	5,117,038
		254,795,627
Finance Companies — 0.4%
8,547,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	8,888,880
Industrial — 1.7%
5,110,000	Greystar Real Estate Partners LLC 8.2500%, 12/1/22 (144A)	5,352,725
22,010,000	Howard Hughes Corp. 6.8750%, 10/1/21 (144A)	23,055,475
8,727,000	Park-Ohio Industries, Inc. 8.1250%, 4/1/21	9,294,255
		37,702,455
Insurance — 0.5%
10,399,000	Centene Corp. 4.7500%, 5/15/22	10,788,963
Real Estate Investment Trusts (REITs) — 1.7%
12,597,000	Forestar USA Real Estate Group, Inc. 8.5000%, 6/1/22 (144A)	12,156,105
24,394,000	Kennedy-Wilson, Inc. 5.8750%, 4/1/24	24,454,985
		36,611,090
Real Estate Management & Development — 0.2%
3,400,000	Forest City Enterprises, Inc. 3.6250%, 8/15/20	3,956,750
Technology — 7.0%
33,655,000	Blackboard, Inc. 7.7500%, 11/15/19 (144A)	32,308,800
19,236,000	Cardtronics, Inc. 5.1250%, 8/1/22 (144A)	18,995,550
22,995,000	CommScope Holding Co., Inc. 6.6250%, 6/1/20 (144A)	23,569,875
18,366,000	First Data Corp. 12.6250%, 1/15/21	21,763,710
13,858,000	Micron Technology, Inc. 5.2500%, 8/1/23 (144A)	14,100,515
12,575,000	Sensata Technologies BV 5.6250%, 11/1/24 (144A)	13,392,375
9,378,000	Sensata Technologies BV 5.0000%, 10/1/25 (144A)	9,506,947
5,935,000	TransUnion Holding Co., Inc. 8.1250%, 6/15/18	6,090,794
11,355,000	TransUnion Holding Co., Inc. 9.6250%, 6/15/18	11,468,550
		151,197,116
Transportation — 4.6%
5,114,000	CEVA Group PLC 4.0000%, 5/1/18 (144A)	4,640,955
5,265,000	Eletson Holdings 9.6250%, 1/15/22 (144A)	5,133,375
20,699,000	Florida East Coast Holdings Corp. 6.7500%, 5/1/19 (144A)	20,854,242
18,392,000	Florida East Coast Holdings Corp. 9.7500%, 5/1/20 (144A)	17,886,220
6,892,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc. 8.1250%, 2/15/19	5,961,580
1,145,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc. 7.3750%, 1/15/22 (144A)	1,067,713
12,421,000	Syncreon Group BV / Syncreon Global Finance US, Inc. 8.6250%, 11/1/21 (144A)	10,619,955
7,374,000	Watco Cos. LLC / Watco Finance Corp. 6.3750%, 4/1/23 (144A)	7,374,000
24,529,000	XPO Logistics, Inc. 7.8750%, 9/1/19 (144A)	25,970,079
		99,508,119
Total Corporate Bonds (cost $1,802,460,791)		1,809,220,881
Preferred Stocks — 0.7%
Household Durables — 0.2%
29,641	William Lyon Homes, 6.5000%	3,826,060
Pharmaceuticals — 0.2%
4,595	Actavis PLC, 5.5000%	4,650,140
Wireless Telecommunication Services — 0.3%
124,500	T-Mobile U.S., Inc., 5.5000%	7,303,170
Total Preferred Stocks (cost $13,784,100)		15,779,370
Investment Companies — 7.3%
Money Markets — 7.3%
159,158,054	Janus Cash Liquidity Fund LLC, 0.1097%∞,£ (cost $159,158,054)	159,158,054
Total Investments (total cost $2,168,355,030) – 100%		$ 2,170,307,774

Summary of Investments by Country – (Long Positions)

March 31, 2015 (unaudited)

Country	Value	% of Investment Securities
United States	$ 1,904,097,514	87.7%
Luxembourg	56,372,677	2.6
Brazil	47,827,299	2.2
Netherlands	46,887,909	2.2
United Kingdom	43,483,832	2.0
Germany	36,927,618	1.7
Greece	30,060,785	1.4
Canada	4,650,140	0.2
Total	$ 2,170,307,774	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2015 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus High-Yield Fund	$ 972,903,079	44.8%

(a)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. Interest and dividends will not be accrued until time of settlement.

*	Non-income producing security.

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞	Rate shown is the 7-day yield as of March 31, 2015.

§	Schedule of Restricted and Illiquid Securities (as of March 31, 2015)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus High-Yield Fund
ADS Tactical, Inc., 11.0000%, 4/1/18	3/22/11 - 8/5/14	$ 42,976,308	$ 43,234,940	2.0%

The Fund has registration rights for certain restricted securities held as of March 31, 2015. The issuer incurs all registration costs.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
Janus High-Yield Fund
Janus Cash Liquidity Fund LLC	110,274,829	1,384,342,225	(1,335,459,000)	159,158,054	$ -	$ 89,692	$ 159,158,054

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$ —	$ 40,057,222	$ —

Bank Loans and Mezzanine Loans	—	130,992,222	—

Common Stocks	15,100,025	—	—

Corporate Bonds	—	1,809,220,881	—

Preferred Stocks	—	15,779,370	—

Investment Companies	—	159,158,054	—

Total Assets	$ 15,100,025	$ 2,155,207,749	$ —

Janus Money Market Fund

Schedule of Investments (unaudited)

As of March 31, 2015

Principal Amount		Value
Certificates of Deposit — 33.6%
$ 10,000,000	Bank of Montreal, Chicago 0.1400%, 5/5/15	$ 10,000,000
50,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd., New York 0.1000%, 4/7/15	50,000,000
25,000,000	Canadian Imperial Bank of Commerce, New York 0.1500%, 4/13/15	25,000,000
20,000,000	Canadian Imperial Bank of Commerce, New York 0.1200%, 4/24/15	20,000,000
10,000,000	Canadian Imperial Bank of Commerce, New York 0.1500%, 5/4/15	10,000,000
30,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, New York 0.2600%, 6/19/15	30,000,000
50,000,000	Sumitomo Mitsui Banking Corp., New York 0.1300%, 4/8/15	50,000,000
30,000,000	Svenska Handelsbanken, New York 0.1800%, 5/12/15	30,000,171
10,000,000	Svenska Handelsbanken, New York 0.1750%, 5/13/15	10,000,000
16,500,000	Svenska Handelsbanken, New York 0.1800%, 6/2/15	16,500,142
10,000,000	Toronto-Dominion Bank, New York 0.1400%, 5/1/15	10,000,000
20,000,000	Toronto-Dominion Bank, New York 0.2000%, 5/4/15	20,000,000
13,000,000	Toronto-Dominion Bank, New York 0.1300%, 5/14/15	13,000,000
9,000,000	Toronto-Dominion Bank, New York 0.1800%, 6/12/15	9,000,000
27,000,000	U.S. Bank NA, Cincinnati 0.1600%, 4/28/15	27,000,000
25,000,000	Wells Fargo Bank NA 0.2000%, 4/1/15	25,000,000
15,000,000	Wells Fargo Bank NA 0.2300%, 6/5/15	15,000,000
15,000,000	Wells Fargo Bank NA 0.2700%, 8/7/15	15,000,000
Total Certificates of Deposit (amortized cost $385,500,313)		385,500,313
Commercial Paper — 24.1%
15,000,000	Atlantic Asset Securitization LLC (Section 4(2)) 0.0913%, 4/1/15	15,000,000
10,000,000	BNP Paribas Finance, Inc. 0.1116%, 4/1/15	10,000,000
30,000,000	Commonwealth Bank of Australia (Section 4(2)) 0.1929%, 4/7/15	29,999,050
10,000,000	HSBC Bank PLC (Section 4(2)) 0.3153%, 8/5/15	9,989,139
5,000,000	HSBC Bank PLC (Section 4(2)) 0.4995%, 2/24/16	4,977,605
10,000,000	JP Morgan Securities LLC 0.3049%, 8/10/15	9,989,081
20,000,000	Manhattan Asset Funding Co. LLC (Section 4(2)) 0.1217%, 4/9/15	19,999,467
20,000,000	Manhattan Asset Funding Co. LLC (Section 4(2)) 0.1217%, 4/14/15	19,999,133
10,000,000	Nieuw Amsterdam Receivables Corp. (Section 4(2)) 0.1725%, 4/16/15	9,999,291
10,000,000	Nieuw Amsterdam Receivables Corp. (Section 4(2)) 0.1725%, 5/8/15	9,998,253
12,000,000	Nieuw Amsterdam Receivables Corp. (Section 4(2)) 0.1624%, 5/13/15	11,997,760
5,000,000	Nieuw Amsterdam Receivables Corp. (Section 4(2)) 0.1726%, 5/19/15	4,998,866
20,000,000	Nieuw Amsterdam Receivables Corp. (Section 4(2)) 0.2336%, 7/7/15	19,987,603
20,000,000	Rabobank USA Financial Corp. 0.2031%, 5/15/15	19,995,109
10,000,000	Standard Chartered Bank, New York (Section 4(2)) 0.2132%, 4/16/15	9,999,125
15,000,000	Standard Chartered Bank, New York (Section 4(2)) 0.2030%, 4/21/15	14,998,333
30,000,000	Swedbank AB 0.1980%, 5/15/15	29,992,849
10,000,000	Swedbank AB 0.1624%, 5/19/15	9,997,867
15,000,000	Swedbank AB 0.1827%, 6/23/15	14,993,775
Total Commercial Paper (amortized cost $276,912,306)		276,912,306
Repurchase Agreements — 26.2%
100,000,000	Goldman Sachs & Co., 0.1200%, dated 3/31/15, maturing 4/1/15 to be repurchased at $100,000,333 collateralized by $93,449,681 in U.S. Government Agencies 4.0000% - 12.9430%, 7/15/33 - 1/15/45 with a value of $102,000,001 (cost $100,000,000)	100,000,000
100,000,000	HSBC Securities (USA), Inc., 0.1100%, dated 3/31/15, maturing 4/1/15 to be repurchased at $100,000,306 collateralized by $101,356,500 in U.S. Treasuries 0.3750 - 1.8750%, 1/31/16 - 6/30/20 with a value of $102,000,158 (cost $100,000,000)	100,000,000
101,100,000	Undivided interest of 34% in a joint repurchase agreement (principal amount $300,000,000 with a maturity value of $300,001,250) with Wells Fargo Securities LLC, 0.1500%, dated 3/31/15, maturing 4/1/15, to be repurchased at $101,100,421 collateralized by $291,181,823 in U.S. Government Agencies, 3.5000% - 11.2770%, 8/15/43 - 2/1/45, with a value of $306,001,276 (cost $101,100,000)	101,100,000
Total Repurchase Agreements (amortized cost $301,100,000)		301,100,000
U.S. Government Agency Notes — 7.1%
Fannie Mae Discount Notes:
4,500,000	0.1167%, 4/15/15	4,499,796
Federal Home Loan Bank Discount Notes:
10,000,000	0.1622%, 9/9/15	9,992,755
Freddie Mac Discount Notes:
3,100,000	0.1218%, 4/22/15	3,099,780
10,000,000	0.1552%, 4/23/15	9,999,053
12,100,000	0.0901%, 5/14/15	12,098,699
5,700,000	0.1421%, 6/9/15	5,698,449
14,000,000	0.1402%, 7/22/15	13,993,901
7,000,000	0.1903%, 8/18/15	6,994,863
5,000,000	0.1167%, 8/21/15	4,997,700
10,000,000	0.1502%, 9/4/15	9,993,500
Total U.S. Government Agency Notes (amortized cost $81,368,496)		81,368,496
Variable Rate Demand Agency Notes — 9.0%
4,000,000	Breckenridge Terrace LLC 0.2100%, 5/1/39	4,000,000
14,980,000	Breckenridge Terrace LLC 0.2100%, 5/1/39	14,980,000
800,000	California Infrastructure & Economic Development Bank 0.1100%, 7/1/33	800,000
930,000	Capital Markets Access Co. LC 0.1500%, 7/1/25	930,000
9,100,000	County of Eagle CO 0.2100%, 6/1/27	9,100,000
8,000,000	County of Eagle CO 0.2100%, 5/1/39	8,000,000
4,605,000	Industrial Development Board of the City of Auburn 0.1500%, 7/1/26	4,605,000
3,555,000	J-Jay Properties LLC 0.1300%, 7/1/35	3,555,000
5,210,000	Kaneville Road Joint Venture, Inc. 0.1500%, 11/1/32	5,210,000
170,000	Kentucky Economic Development Finance Authority 1.0000%, 11/1/15	170,000
5,395,000	Lush Properties LLC 0.1500%, 11/1/33	5,395,000
4,230,000	Mesivta Yeshiva Rabbi Chaim Berlin 0.1737%, 11/1/35	4,230,000
6,000,000	Michael Dennis Sullivan Irrevocable Trust 0.1500%, 2/1/35	6,000,000
6,000,000	Mississippi Business Finance Corp. 0.1600%, 12/1/35	6,000,000
4,865,000	Phenix City Downtown Redevelopment Authority 0.1500%, 2/1/33	4,865,000
1,675,000	Phoenix Realty Special Account 0.1500%, 4/1/20	1,675,000
10,865,000	RBS Insurance Trust 0.1500%, 11/1/31	10,865,000
5,000,000	SSAB AB 0.1500%, 4/1/34	5,000,000
5,700,000	Tenderfoot Seasonal Housing LLC 0.2100%, 7/1/35	5,700,000
2,600,000	Tift County Development Authority 0.2200%, 2/1/18	2,600,000
Total Variable Rate Demand Agency Notes (amortized cost $103,680,000)		103,680,000
Total Investments (total cost $1,148,561,115) – 100%		$ 1,148,561,115

Notes to Schedule of Investments (unaudited)

LC	Limited Company
LLC	Limited Liability Company
PLC	Public Limited Company
Section 4(2)	Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to “put” back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Certificates of Deposit	$ —	$ 385,500,313	$ —

Commercial Paper	—	276,912,306	—

Repurchase Agreements	—	301,100,000	—

U.S. Government Agency Notes	—	81,368,496	—

Variable Rate Demand Agency Notes	—	103,680,000	—

Total Assets	$ —	$ 1,148,561,115	$ —

Janus Multi-Sector Income Fund

Schedule of Investments (unaudited)

As of March 31, 2015

Shares or Principal Amount			Value
Asset-Backed/Commercial Mortgage-Backed Securities — 20.0%
	$ 125,000	American Homes 4 Rent 2014-SFR1 3.5000%, 6/17/31 (144A),‡	$ 123,323
	122,000	Banc of America Commercial Mortgage Trust 2006-6 5.5100%, 10/10/45	123,691
	210,000	BHMS 2014-ATLS Mortgage Trust 4.6905%, 7/5/33 (144A),‡	215,937
	125,000	Colony American Homes 2014-1 3.0500%, 5/17/31 (144A)	123,110
	150,000	COMM 2007-C9 Mortgage Trust 5.7977%, 12/10/49‡	156,982
	32,829	Credit Suisse Commercial Mortgage Trust Series 2007-C5 5.8700%, 9/15/40‡	33,683
GBP	98,773	DECO 12-UK 4 PLC 0.9940%, 1/27/20‡	134,120
	130,762	Fannie Mae Connecticut Avenue Securities 5.4238%, 10/25/23‡	142,940
	169,117	Fannie Mae Connecticut Avenue Securities 5.0683%, 11/25/24‡	178,294
	158,000	GAHR Commercial Mortgage Trust 2015-NRF 3.3822%, 12/15/19 (144A)	149,585
EUR	96,043	German Residential Funding 2013-2, Ltd. 3.5420%, 8/27/24‡	108,625
EUR	115,212	German Residential Funding 2013-2, Ltd. 3.0420%, 11/27/24‡	129,438
	237,000	Hilton USA Trust 2013-HLT 5.2216%, 11/5/30 (144A),‡	243,436
	120,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.9145%, 4/15/30 (144A),‡	120,020
	100,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 4.1315%, 1/15/32 (144A),‡	100,119
GBP	148,571	London & Regional Debt Securitisation No 2 PLC 5.8597%, 10/15/15‡	223,225
	470,000	Mach One 2004-1A ULC 5.4500%, 5/28/40 (144A),‡	470,000
	145,000	Silver Bay Realty 2014-1 Trust 3.4230%, 9/17/31 (144A),‡	144,881
	280,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 5.4130%, 12/15/43‡	286,500
	130,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 5.6679%, 4/15/47‡	128,073
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $3,376,326)			3,335,982
Bank Loans and Mezzanine Loans — 4.7%
Capital Goods — 0.7%
81,000		Hanson Building Products North America 10.5000%, 3/13/23‡	76,950
31,935		Maxim Crane Works LP 10.2500%, 11/26/18‡	31,216
			108,166
Consumer Cyclical — 1.9%
9,950		Caesars Growth Properties Holdings LLC 6.2500%, 5/8/21‡	8,806
100,000		Cosmopolitan of Las Vegas 0%, 12/19/16(a),‡	100,500
213,000		Delta 2 Lux Sarl 7.7500%, 7/29/22‡	211,579
			320,885
Consumer Non-Cyclical — 0.2%
39,000		Air Medical Group Holdings, Inc. 7.6250%, 5/31/18‡	39,195
Energy — 0.6%
17,000		Chief Exploration & Development LLC 7.5000%, 5/16/21‡	15,648
126,000		Templar Energy LLC 8.5000%, 11/25/20‡	85,103
			100,751
Real Estate Investment Trusts (REITs) — 0.4%
43,000		DTZ US Borrower LLC 9.2500%, 11/4/22‡	43,215
20,522		ESH Hospitality, Inc. 5.0000%, 6/24/19‡	20,689
			63,904
Technology — 0.7%
108,803		Avago Technologies Cayman, Ltd. 3.7500%, 5/6/21‡	108,960
Transportation — 0.2%
16,915		OSG Bulk Ships, Inc. 5.2500%, 8/5/19‡	16,788
23,880		OSG International, Inc. 5.7500%, 8/5/19‡	23,910
			40,698
Total Bank Loans and Mezzanine Loans (cost $823,164)			782,559
Common Stocks — 0.4%
Construction Materials — 0.2%
1,635		Summit Materials, Inc.*	36,215
Hotels, Restaurants & Leisure — 0.2%
649		Las Vegas Sands Corp.	35,721
Total Common Stocks (cost $68,905)			71,936
Corporate Bonds — 55.1%
Banking — 3.2%
	$ 39,000	Ally Financial, Inc. 4.1250%, 3/30/20	38,756
	115,000	American Express Co. 6.8000%, 9/1/66‡	120,773
EUR	100,000	Bank of Ireland 4.2500%, 6/11/24	110,992
	37,000	Morgan Stanley 5.5500%µ	37,370
	90,000	Royal Bank of Scotland Group PLC 6.1000%, 6/10/23	100,085
EUR	100,000	UBS AG 4.7500%, 2/12/26‡	119,590
			527,566
Basic Industry — 1.1%
	51,000	Albemarle Corp. 4.1500%, 12/1/24	52,893
	40,000	Albemarle Corp. 5.4500%, 12/1/44	43,142
	85,000	INVISTA Finance LLC 4.2500%, 10/15/19 (144A)	84,469
			180,504
Brokerage — 1.6%
	105,000	Charles Schwab Corp. 7.0000%µ	123,900
	54,000	E*TRADE Financial Corp. 4.6250%, 9/15/23	54,945
	85,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	88,612
			267,457
Capital Goods — 7.1%
	167,000	ADS Tactical, Inc. 11.0000%, 4/1/18§	169,505
	100,000	Brundage-Bone Concrete Pumping, Inc. 10.3750%, 9/1/21 (144A)	103,500
	150,000	Headwaters, Inc. 7.2500%, 1/15/19	157,125
	40,000	Martin Marietta Materials, Inc. 1.3566%, 6/30/17‡	39,779
	120,000	Masco Corp. 6.5000%, 8/15/32	128,400
	170,000	Masonite International Corp. 8.2500%, 4/15/21 (144A),†	181,262
	100,000	Masonite International Corp. 5.6250%, 3/15/23 (144A)	102,500
	30,000	NCI Building Systems, Inc. 8.2500%, 1/15/23 (144A)	31,725
	106,000	Summit Materials LLC / Summit Materials Finance Corp. 10.5000%, 1/31/20	117,660
	11,000	Vulcan Materials Co. 7.5000%, 6/15/21	13,200
	122,000	Vulcan Materials Co. 7.1500%, 11/30/37	131,760
			1,176,416
Communications — 8.4%
	200,000	Altice Finco SA 7.6250%, 2/15/25 (144A)	205,000
EUR	100,000	Altice SA 7.2500%, 5/15/22 (144A)	112,025
	106,000	DISH DBS Corp. 5.8750%, 11/15/24	106,133
	130,000	Entercom Radio LLC 10.5000%, 12/1/19	141,050
	136,000	Harron Communications LP/Harron Finance Corp. 9.1250%, 4/1/20 (144A)	148,920
	97,000	iHeartCommunications, Inc. 14.0000%, 2/1/21	77,115
	69,000	iHeartCommunications, Inc. 9.0000%, 9/15/22	65,895
	142,000	National CineMedia LLC 6.0000%, 4/15/22	145,905
	148,000	Sirius XM Radio, Inc. 5.2500%, 8/15/22 (144A),†	156,140
	98,000	Townsquare Media, Inc. 6.5000%, 4/1/23 (144A)	98,490
	135,000	Univision Communications, Inc. 8.5000%, 5/15/21 (144A)	144,281
			1,400,954
Consumer Cyclical — 11.9%
	55,000	Argos Merger Sub, Inc. 7.1250%, 3/15/23 (144A)	56,994
	39,000	AV Homes, Inc. 8.5000%, 7/1/19 (144A)	37,050
	63,000	Century Communities, Inc. 6.8750%, 5/15/22	62,370
	200,000	FCA US LLC / CG Co-Issuer, Inc. 8.0000%, 6/15/19	209,750
	55,000	General Motors Co. 4.8750%, 10/2/23	59,549
	6,000	General Motors Co. 6.2500%, 10/2/43	7,350
	97,000	Greektown Holdings LLC/Greektown Mothership Corp. 8.8750%, 3/15/19 (144A)	102,335
	120,000	Hunt Cos., Inc. 9.6250%, 3/1/21 (144A)	123,000
	75,000	KB Home 7.6250%, 5/15/23	76,875
	138,000	Landry's Holdings II, Inc. 10.2500%, 1/1/18 (144A),†	143,175
	143,000	Landry's, Inc. 9.3750%, 5/1/20 (144A)	153,367
	145,000	MDC Holdings, Inc. 5.5000%, 1/15/24	141,375
	65,000	MDC Holdings, Inc. 6.0000%, 1/15/43	55,088
	55,000	MGM Resorts International 6.7500%, 10/1/20	58,987
	51,000	MGM Resorts International 6.0000%, 3/15/23	52,403
	38,000	Navistar International Corp. 8.2500%, 11/1/21	36,955
	80,000	PF Chang's China Bistro, Inc. 10.2500%, 6/30/20 (144A)	82,800
	55,000	Pinnacle Entertainment, Inc. 7.5000%, 4/15/21	58,025
	100,000	PulteGroup, Inc. 7.8750%, 6/15/32	116,500
	61,000	Quiksilver, Inc. / QS Wholesale, Inc. 7.8750%, 8/1/18 (144A)	55,205
	22,000	Quiksilver, Inc. / QS Wholesale, Inc. 10.0000%, 8/1/20	15,565
	55,000	Rite Aid Corp. 6.1250%, 4/1/23 (144A)	56,375
	88,000	ROC Finance LLC / ROC Finance 1 Corp. 12.1250%, 9/1/18 (144A)	92,180
	120,000	WCI Communities, Inc. 6.8750%, 8/15/21	123,000
			1,976,273
Consumer Non-Cyclical — 9.2%
	10,000	Actavis Funding SCS 3.8500%, 6/15/24	10,329
	59,000	Actavis Funding SCS 3.8000%, 3/15/25	60,890
	9,000	Actavis Funding SCS 4.8500%, 6/15/44	9,559
	21,000	Actavis Funding SCS 4.7500%, 3/15/45	22,320
	200,000	ConvaTec Finance International SA 8.2500%, 1/15/19 (144A)	202,500
	215,000	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc. 9.8750%, 2/1/20 (144A),†	226,288
	145,000	JBS USA LLC / JBS USA Finance, Inc. 7.2500%, 6/1/21 (144A)	153,156
	14,000	JM Smucker Co. 3.5000%, 3/15/25 (144A)	14,392
	71,000	Owens & Minor, Inc. 4.3750%, 12/15/24	74,710
	107,000	Post Holdings, Inc. 7.3750%, 2/15/22	110,745
	68,000	Salix Pharmaceuticals, Ltd. 6.5000%, 1/15/21 (144A)	75,395
	146,000	Simmons Foods, Inc. 7.8750%, 10/1/21 (144A)	144,175
	68,000	SUPERVALU, Inc. 6.7500%, 6/1/21	70,040
	90,000	SUPERVALU, Inc. 7.7500%, 11/15/22	95,850
	40,000	VRX Escrow Corp. 5.3750%, 3/15/20 (144A)	40,350
	57,000	VRX Escrow Corp. 5.8750%, 5/15/23 (144A)	58,425
	57,000	VRX Escrow Corp. 6.1250%, 4/15/25 (144A)	58,995
	105,000	Zimmer Holdings, Inc. 3.5500%, 4/1/25	107,178
			1,535,297
Energy — 2.1%
	70,000	Chesapeake Energy Corp. 3.5033%, 4/15/19‡	67,375
	24,000	DCP Midstream Operating LP 5.6000%, 4/1/44	20,620
	96,000	Endeavor Energy Resources LP / EER Finance, Inc. 7.0000%, 8/15/21 (144A)	92,640
	32,000	EnLink Midstream Partners LP 4.4000%, 4/1/24	33,638
	27,000	Helmerich & Payne International Drilling Co. 4.6500%, 3/15/25 (144A)	27,962
	81,000	Kinder Morgan, Inc. 7.7500%, 1/15/32	99,690
			341,925
Finance Companies — 0.7%
	100,000	General Electric Capital Corp. 7.1250%µ	117,375
Industrial — 0.4%
	59,000	Greystar Real Estate Partners LLC 8.2500%, 12/1/22 (144A)	61,803
Insurance — 0.2%
	26,000	American International Group, Inc. 8.1750%, 5/15/58‡	36,869
Pharmaceuticals — 0.4%
	75,000	IGI Laboratories, Inc. 3.7500%, 12/15/19 (144A)	74,813
Real Estate Investment Trusts (REITs) — 0.3%
	57,000	Forestar USA Real Estate Group, Inc. 8.5000%, 6/1/22 (144A)	55,005
Technology — 5.6%
	76,000	Alliance Data Systems Corp. 5.3750%, 8/1/22 (144A)	75,810
	170,000	Blackboard, Inc. 7.7500%, 11/15/19 (144A)	163,200
	105,000	Motorola Solutions, Inc 3.5000%, 9/1/21	107,630
	2,000	Seagate HDD Cayman 4.7500%, 6/1/23	2,102
	139,000	Seagate HDD Cayman 4.7500%, 1/1/25 (144A)	143,933
	70,000	Seagate HDD Cayman 5.7500%, 12/1/34 (144A)	74,820
	95,000	Sensata Technologies BV 5.0000%, 10/1/25 (144A)	96,306
	69,000	Trimble Navigation, Ltd. 4.7500%, 12/1/24	72,749
	200,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A),†	198,271
			934,821
Transportation — 2.9%
	43,000	Florida East Coast Holdings Corp. 6.7500%, 5/1/19 (144A)	43,323
	83,000	Florida East Coast Holdings Corp. 9.7500%, 5/1/20 (144A)	80,717
	52,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc. 8.1250%, 2/15/19	44,980
	8,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc. 7.3750%, 1/15/22 (144A)	7,460
	150,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 3.3750%, 2/1/22 (144A)	149,954
	140,000	XPO Logistics, Inc. 7.8750%, 9/1/19 (144A)	148,225
			474,659
Total Corporate Bonds (cost $9,195,773)			9,161,737
Foreign Government Bonds — 1.0%
EUR	48,000	Italy Buoni Poliennali Del Tesoro 4.7500%, 9/1/44 (144A)	82,293
EUR	58,000	Portugal Obrigacoes do Tesouro OT 4.1000%, 2/15/45 (144A)	84,164
Total Foreign Government Bonds (cost $166,602)			166,457
Mortgage-Backed Securities — 9.5%
Fannie Mae Pool:
	122,949	6.5000%, 12/1/28	143,724
	171,693	6.5000%, 5/1/29	201,582
	153,908	6.5000%, 9/1/33	179,997
	102,068	6.5000%, 3/1/35	120,558
	145,165	6.5000%, 12/1/35	171,187
	243,175	4.0000%, 3/1/44	265,197
	86,889	4.0000%, 7/1/44	94,815
	54,884	4.0000%, 8/1/44	59,892
	72,318	3.5000%, 2/1/45	76,586
Freddie Mac Gold Pool:
	26,759	3.5000%, 2/1/44	28,280
Ginnie Mae I Pool:
	184,634	6.0000%, 1/15/34	217,963
Ginnie Mae II Pool:
	15,911	5.5000%, 5/20/42	18,036
Total Mortgage-Backed Securities (cost $1,520,591)			1,577,817
Preferred Stocks — 0.7%
Capital Markets — 0%
	50	Morgan Stanley Capital Trust III, 6.2500%	1,282
Construction & Engineering — 0%
	125	Citigroup Capital XIII, 7.8750%	3,315
Household Durables — 0.3%
	343	William Lyon Homes, 6.5000%	44,274
Pharmaceuticals — 0.4%
	67	Actavis PLC, 5.5000%	67,804
Total Preferred Stocks (cost $105,930)			116,675
U.S. Treasury Notes/Bonds — 6.7%
	$ 201,000	2.3750%, 8/15/24	208,946
	375,000	2.2500%, 11/15/24	385,517
	6,000	3.3750%, 5/15/44	7,029
	209,000	3.1250%, 8/15/44	234,162
	156,000	3.0000%, 11/15/44	170,930
	104,000	2.5000%, 2/15/45	103,041
Total U.S. Treasury Notes/Bonds (cost $1,079,447)			1,109,625
Investment Companies — 1.9%
Money Markets — 1.9%
	317,059	Janus Cash Liquidity Fund LLC, 0.1097%∞,£ (cost $317,059)	317,059
Total Investments (total cost $16,653,797) – 100%			$ 16,639,847

Summary of Investments by Country – (Long Positions) March 31, 2015 (unaudited)
Country	Value	% of Investment Securities
United States	$ 13,965,426	83.9%
United Kingdom	669,009	4.0
Luxembourg	519,525	3.1
Ireland	349,055	2.1
Greece	226,288	1.4
Taiwan	198,271	1.2
Brazil	153,156	0.9
Switzerland	119,590	0.7
Singapore	108,960	0.7
Netherlands	96,306	0.6
Portugal	84,164	0.5
Italy	82,293	0.5
Canada	67,804	0.4
Total	$ 16,639,847	100.0%

Schedule of Forward Currency Contracts, Open March 31, 2015
Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.:
British Pound 4/16/15	243,600	$ 361,269	$ (353)
Euro 4/16/15	698,000	750,570	12,403
Total		$ 1,111,839	$ 12,050

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2015 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Multi-Sector Income Fund	$ 6,684,191	40.2%

(a)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. Interest and dividends will not be accrued until time of settlement.

*	Non-income producing security.

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2015, is noted below.

Fund	Aggregate Value
Janus Multi-Sector Income Fund	$ 834,243

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞	Rate shown is the 7-day yield as of March 31, 2015.

µ	This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

§	Schedule of Restricted and Illiquid Securities (as of March 31, 2015)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Multi-Sector Income Fund
ADS Tactical, Inc. 11.0000%, 4/1/18	3/5/14 – 8/5/14	$ 164,610	$ 169,505	1.0%

The Fund has registration rights for certain restricted securities held as of March 31, 2015. The issuer incurs all registration costs.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
Janus Multi-Sector Income Fund
Janus Cash Liquidity Fund LLC	587,152	14,543,296	(14,813,389)	317,059	$ -	$ 346	$ 317,059

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$ —	$ 3,335,982	$ —

Bank Loans and Mezzanine Loans	—	782,559	—

Common Stocks	71,936	—	—

Corporate Bonds	—	9,161,737	—

Foreign Government Bonds	—	166,457	—

Mortgage-Backed Securities	—	1,577,817	—

Preferred Stocks	—	116,675	—

U.S. Treasury Notes/Bonds	—	1,109,625	—

Investment Companies	—	317,059	—

Total Investments in Securities	$ 71,936	$ 16,567,911	$ —

Other Financial Instruments(a):
Forward Currency Contracts	$ —	$ 12,403	$ —

Total Assets	$ 71,936	$ 16,580,314	$ —

Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$ —	$ 353	$ —

(a)	Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Real Return Fund

Schedule of Investments (unaudited)

As of March 31, 2015

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 1.9%
Commercial Mortgage-Backed Securities — 1.9%
$ 267,600	Mach One 2004-1A ULC 5.4500%, 5/28/40 (144A),‡ (cost $259,601)	$ 267,600
Bank Loans and Mezzanine Loans — 1.2%
Technology — 1.2%
159,751	Avago Technologies Cayman, Ltd. 3.7500%, 5/6/21‡ (cost $159,964)	159,981
Corporate Bonds — 81.3%
Banking — 3.8%
100,000	American Express Co. 6.8000%, 9/1/66‡	105,020
66,000	Bank of America Corp. 8.0000%µ	70,537
40,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15	40,292
175,000	Royal Bank of Scotland Group PLC 4.7000%, 7/3/18	183,599
125,000	Wells Fargo & Co. 7.9800%µ	136,875
		536,323
Basic Industry — 3.0%
70,000	ArcelorMittal 4.5000%, 3/1/16	71,407
72,000	Ashland, Inc. 3.0000%, 3/15/16	72,720
50,000	Ashland, Inc. 3.8750%, 4/15/18	51,250
100,000	Georgia-Pacific LLC 7.7000%, 6/15/15	101,263
124,000	Rockwood Specialties Group, Inc. 4.6250%, 10/15/20	129,115
		425,755
Brokerage — 0.7%
65,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	68,063
34,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	35,304
		103,367
Capital Goods — 10.5%
185,000	ADS Tactical, Inc. 11.0000%, 4/1/18§	187,775
144,000	Ahern Rentals, Inc. 9.5000%, 6/15/18 (144A)	152,460
274,000	CNH Industrial Capital LLC 3.8750%, 11/1/15	276,055
98,000	CNH Industrial Capital LLC 3.6250%, 4/15/18	98,245
13,000	Exelis, Inc. 4.2500%, 10/1/16	13,404
120,000	FLIR Systems, Inc. 3.7500%, 9/1/16	123,658
117,000	Masonite International Corp. 8.2500%, 4/15/21 (144A)	124,751
187,000	Sealed Air Corp. 8.3750%, 9/15/21 (144A)	210,375
247,000	Vulcan Materials Co. 7.0000%, 6/15/18	280,962
		1,467,685
Communications — 9.4%
200,000	DISH DBS Corp. 4.6250%, 7/15/17	205,250
200,000	Frontier Communications Corp. 8.1250%, 10/1/18	224,250
145,000	Sprint Communications, Inc. 8.3750%, 8/15/17	157,325
179,000	T-Mobile USA, Inc. 6.0000%, 3/1/23	183,420
262,000	Univision Communications, Inc. 7.8750%, 11/1/20 (144A)	279,685
250,000	Windstream Corp. 7.8750%, 11/1/17	270,937
		1,320,867
Consumer Cyclical — 13.9%
160,000	CCM Merger, Inc. 9.1250%, 5/1/19 (144A)	174,400
110,000	DR Horton, Inc. 3.7500%, 3/1/19	111,375
325,000	Ford Motor Credit Co. LLC 4.2500%, 2/3/17	341,271
250,000	Lennar Corp. 4.7500%, 12/15/17	260,000
469,000	Meritage Homes Corp. 4.5000%, 3/1/18	477,207
290,000	MGM Resorts International 7.5000%, 6/1/16	304,703
268,000	Sally Holdings LLC / Sally Capital, Inc. 6.8750%, 11/15/19	283,410
		1,952,366
Consumer Non-Cyclical — 12.3%
125,000	Capsugel SA 7.0000%, 5/15/19 (144A)	127,031
190,000	Constellation Brands, Inc. 7.2500%, 9/1/16	204,013
135,000	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc. 9.8750%, 2/1/20 (144A)	142,088
250,000	HCA, Inc. 6.5000%, 2/15/16	259,087
190,000	Jarden Corp. 7.5000%, 5/1/17	209,475
144,000	Owens & Minor, Inc. 4.3750%, 12/15/24	151,524
173,000	SUPERVALU, Inc. 6.7500%, 6/1/21	178,190
414,000	Tenet Healthcare Corp. 6.2500%, 11/1/18	448,672
		1,720,080
Energy — 17.8%
122,000	Chesapeake Energy Corp. 3.2500%, 3/15/16	121,848
206,000	Chesapeake Energy Corp. 3.5033%, 4/15/19‡	198,275
352,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 7.7500%, 4/1/19	365,763
73,000	Dresser-Rand Group, Inc. 6.5000%, 5/1/21	76,833
156,000	EP Energy LLC / Everest Acquisition Finance, Inc. 6.8750%, 5/1/19	159,900
190,000	Frontier Oil Corp. 6.8750%, 11/15/18	195,700
435,000	Holly Energy Partners LP / Holly Energy Finance Corp. 6.5000%, 3/1/20	428,475
2,000	Kinder Morgan Finance Co. LLC 5.7000%, 1/5/16	2,066
73,000	Natural Resource Partners LP / NRP Finance Corp. 9.1250%, 10/1/18	69,350
69,000	Oceaneering International, Inc. 4.6500%, 11/15/24	69,761
411,000	Sabine Pass LNG LP 7.5000%, 11/30/16	436,687
346,000	SM Energy Co. 6.6250%, 2/15/19	350,325
25,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	24,563
		2,499,546
Finance Companies — 1.9%
70,000	GE Capital Trust I 6.3750%, 11/15/67‡	75,775
190,000	Navient Corp. 5.0000%, 4/15/15	190,000
		265,775
Insurance — 1.5%
200,000	Centene Corp. 5.7500%, 6/1/17	212,000
Real Estate Investment Trusts (REITs) — 2.2%
288,000	Reckson Operating Partnership LP 6.0000%, 3/31/16	301,383
Real Estate Management & Development — 0.3%
40,000	Forest City Enterprises, Inc. 3.6250%, 8/15/20	46,550
Technology — 1.0%
117,000	First Data Corp. 12.6250%, 1/15/21	138,645
Transportation — 3.0%
34,000	Eletson Holdings 9.6250%, 1/15/22 (144A)	33,150
137,000	Florida East Coast Holdings Corp. 6.7500%, 5/1/19 (144A)	138,028
122,000	Florida East Coast Holdings Corp. 9.7500%, 5/1/20 (144A)	118,645
123,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	124,781
		414,604
Total Corporate Bonds (cost $11,411,867)		11,404,946
Preferred Stocks — 0.8%
Capital Markets — 0%
50	Morgan Stanley Capital Trust III, 6.2500%	1,281
Commercial Banks — 0.6%
3,175	Royal Bank of Scotland Group PLC, 6.3500%	79,375
Construction & Engineering — 0.2%
1,350	Citigroup Capital XIII, 7.8750%	35,802
Total Preferred Stocks (cost $110,565)		116,458
U.S. Treasury Notes/Bonds — 11.6%
$ 253,000	0.5000%, 11/30/16	253,119
441,000	0.6250%, 12/31/16	442,068
5,000	1.0000%, 9/15/17	5,034
8,000	0.8750%, 10/15/17	8,027
35,000	2.3750%, 8/15/24	36,384
189,000	2.2500%, 11/15/24	194,301
213,000	2.0000%, 2/15/25	214,348
166,000	3.0000%, 11/15/44	181,887
297,000	2.5000%, 2/15/45	294,262
Total U.S. Treasury Notes/Bonds (cost $1,599,358)		1,629,430
Investment Companies — 3.2%
Money Markets — 3.2%
452,031	Janus Cash Liquidity Fund LLC, 0.1097%∞,£ (cost $452,031)	452,031
Total Investments (total cost $13,993,386) – 100%		$ 14,030,446

Summary of Investments by Country – (Long Positions)

March 31, 2015 (unaudited)

Country	Value	% of Investment Securities
United States	$ 13,320,554	94.9%
United Kingdom	303,266	2.2
Greece	175,238	1.3
Singapore	159,981	1.1
Luxembourg	71,407	0.5
Total	$ 14,030,446	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2015 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Real Return Fund	$ 1,892,994	13.5%

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞	Rate shown is the 7-day yield as of March 31, 2015.

µ	This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

§	Schedule of Restricted and Illiquid Securities (as of March 31, 2015)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Real Return Fund
ADS Tactical, Inc., 11.0000%, 4/1/18	11/19/13	$ 166,808	$ 187,775	1.3%

The Fund has registration rights for certain restricted securities held as of March 31, 2015. The issuer incurs all registration costs.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 9/30/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
Janus Real Return Fund
Janus Cash Liquidity Fund LLC	119,101	7,545,245	(7,212,315)	452,031	$ -	$ 313	$ 452,031

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$ —	$ 267,600	$ —

Bank Loans and Mezzanine Loans	—	159,981	—

Corporate Bonds	—	11,404,946	—

Preferred Stocks	—	116,458	—

U.S. Treasury Notes/Bonds	—	1,629,430	—

Investment Companies	—	452,031	—

Total Assets	$ —	$ 14,030,446	$ —

Janus Short-Term Bond Fund

Schedule of Investments (unaudited)

As of March 31, 2015

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 4.7%
$ 17,924,000	AmeriCredit Automobile Receivables Trust 2012-2 3.3800%, 4/9/18	$ 18,400,241
16,719,000	AmeriCredit Automobile Receivables Trust 2012-4 1.9300%, 8/8/18	16,832,305
6,796,000	Americredit Automobile Receivables Trust 2014-4 1.8700%, 12/9/19	6,817,095
4,726,000	Capital Auto Receivables Asset Trust 2015-1 2.1000%, 1/21/20	4,734,530
1,978,050	Citigroup Commercial Mortgage Trust 2014-GC25 1.4850%, 10/10/47	1,982,029
3,378,441	Citigroup Commercial Mortgage Trust 2015-GC27 1.3530%, 2/10/48	3,375,275
2,564,081	COMM 2014-CCRE19 Mortgage Trust 1.4150%, 8/10/47	2,565,732
1,954,198	COMM 2014-CCRE20 Mortgage Trust 1.3240%, 11/10/47	1,951,101
2,486,049	COMM 2014-UBS4 Mortgage Trust 1.3090%, 8/10/47	2,484,229
2,006,409	COMM 2014-UBS6 Mortgage Trust 1.4450%, 12/10/47	2,009,612
3,342,000	COMM 2015-DC1 Mortgage Trust 1.4880%, 2/10/48	3,349,342
2,650,347	COMM 2015-LC19 Mortgage Trust 1.3990%, 2/10/48	2,655,221
8,370,000	Gracechurch Card Funding PLC 0.8745%, 6/15/17 (144A),‡	8,376,997
1,924,137	GS Mortgage Securities Trust 2014-GC24 1.5090%, 9/10/47	1,931,930
3,344,312	GS Mortgage Securities Trust 2014-GC26 1.4340%, 11/10/47	3,345,985
2,019,253	GS Mortgage Securities Trust 2015-GC28 1.5280%, 2/10/48	2,026,262
2,231,726	JPMBB Commercial Mortgage Securities Trust 2014-C26 1.5962%, 1/15/48	2,237,847
2,098,208	JPMBB Commercial Mortgage Securities Trust 2015-C27 1.4137%, 2/15/48	2,095,789
12,962,000	Santander Drive Auto Receivables Trust 1.9400%, 3/15/18	13,039,681
15,382,000	Santander Drive Auto Receivables Trust 2015-1 1.9700%, 11/15/19	15,460,787
2,373,730	SMART Trust, Australia 0.9700%, 3/14/17	2,374,680
1,995,612	Wells Fargo Commercial Mortgage Trust 2014-LC18 1.4370%, 12/15/47	1,998,713
2,037,000	Wells Fargo Commercial Mortgage Trust 2015-C27 1.7300%, 2/15/48	2,050,430
2,045,000	Wells Fargo Commercial Mortgage Trust 2015-LC20 1.4710%, 4/15/50	2,045,000
1,893,939	WFRBS Commercial Mortgage Trust 2014-C21 1.4130%, 8/15/47	1,898,480
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $125,751,479)		126,039,293
Bank Loans and Mezzanine Loans — 1.8%
Consumer Cyclical — 0.6%
16,567,855	Hilton Worldwide Finance LLC 3.5000%, 10/26/20‡	16,582,932
Energy — 0.1%
1,880,000	Chief Exploration & Development LLC 7.5000%, 5/16/21‡	1,730,540
Real Estate Investment Trusts (REITs) — 0.2%
4,726,879	ESH Hospitality, Inc. 5.0000%, 6/24/19‡	4,765,308
Technology — 0.9%
26,020,352	Avago Technologies Cayman, Ltd. 3.7500%, 5/6/21‡	26,057,822
Total Bank Loans and Mezzanine Loans (cost $49,178,780)		49,136,602
Corporate Bonds — 64.8%
Banking — 16.0%
2,215,000	Ally Financial, Inc. 4.6250%, 6/26/15	2,226,075
6,686,000	Ally Financial, Inc. 3.1250%, 1/15/16	6,711,072
9,824,000	Amsouth Bank 5.2000%, 4/1/15	9,824,000
4,760,000	Bank of America Corp. 4.5000%, 4/1/15	4,760,000
8,402,000	Bank of America Corp. 1.5000%, 10/9/15	8,437,666
17,261,000	Bank of America Corp. 1.2500%, 1/11/16	17,293,623
20,737,000	Bank of America Corp. 3.6250%, 3/17/16	21,242,319
3,126,000	Bank of America Corp. 6.0500%, 5/16/16	3,281,450
6,561,000	Bank of America Corp. 3.7500%, 7/12/16	6,762,757
19,365,000	Bank of America NA 1.6500%, 3/26/18	19,413,277
30,900,000	BBVA US Senior SAU 4.6640%, 10/9/15	31,493,898
7,187,000	Citigroup, Inc. 4.8750%, 5/7/15	7,212,234
29,979,000	Citigroup, Inc. 1.8500%, 11/24/17	30,189,662
31,947,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	32,630,570
4,117,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	4,414,585
12,303,000	ICICI Bank, Ltd., Dubai 4.7000%, 2/21/18 (144A)	13,052,868
5,587,000	Intesa Sanpaolo SpA 3.6250%, 8/12/15 (144A)	5,639,518
13,788,000	Intesa Sanpaolo SpA 3.1250%, 1/15/16	13,975,792
51,580,000	JPMorgan Chase & Co. 5.1500%, 10/1/15	52,648,738
16,687,000	Morgan Stanley 3.4500%, 11/2/15	16,944,831
6,675,000	Morgan Stanley 3.8000%, 4/29/16	6,867,988
12,077,000	Morgan Stanley 1.8750%, 1/5/18	12,159,631
27,763,000	Morgan Stanley 0.9971%, 7/23/19‡	27,727,463
3,168,000	PNC Funding Corp. 5.2500%, 11/15/15	3,251,106
31,006,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15	31,232,189
17,051,000	Royal Bank of Scotland Group PLC 4.7000%, 7/3/18	17,888,835
4,756,000	Synchrony Financial 1.8750%, 8/15/17	4,759,848
2,225,000	UBS AG 5.8750%, 7/15/16	2,353,863
16,689,000	UBS AG 1.8000%, 3/26/18	16,735,312
		431,131,170
Basic Industry — 6.2%
11,715,000	Albemarle Corp. 3.0000%, 12/1/19	11,843,970
15,117,000	ArcelorMittal 4.5000%, 3/1/16	15,420,852
18,310,000	ArcelorMittal 5.2500%, 2/25/17	19,042,400
17,546,000	Ashland, Inc. 3.0000%, 3/15/16	17,721,460
12,166,000	Ashland, Inc. 3.8750%, 4/15/18	12,470,150
1,884,000	Cascades, Inc. 7.8750%, 1/15/20	1,953,473
11,747,000	Ecolab, Inc. 1.0000%, 8/9/15	11,760,427
22,424,000	Georgia-Pacific LLC 2.5390%, 11/15/19 (144A)	22,734,303
18,439,000	INVISTA Finance LLC 4.2500%, 10/15/19 (144A)	18,323,756
34,135,000	Rockwood Specialties Group, Inc. 4.6250%, 10/15/20	35,543,069
		166,813,860
Brokerage — 0.9%
24,219,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	25,147,629
Capital Goods — 2.9%
8,756,000	CNH Industrial Capital LLC 3.8750%, 11/1/15	8,821,670
2,997,000	CNH Industrial Capital LLC 3.6250%, 4/15/18	3,004,492
8,711,000	Eaton Corp. 0.9500%, 11/2/15	8,712,341
9,783,000	Exelis, Inc. 4.2500%, 10/1/16	10,086,782
18,945,000	FLIR Systems, Inc. 3.7500%, 9/1/16	19,522,463
14,501,000	Martin Marietta Materials, Inc. 1.3566%, 6/30/17‡	14,420,824
12,206,000	Vulcan Materials Co. 7.0000%, 6/15/18	13,884,325
		78,452,897
Communications — 2.9%
21,966,000	British Telecommunications PLC 2.0000%, 6/22/15	22,035,347
20,506,000	Gannett Co., Inc. 6.3750%, 9/1/15	20,869,981
11,481,000	NBCUniversal Enterprise, Inc. 0.7903%, 4/15/16 (144A),‡	11,514,892
13,923,000	Time Warner, Inc. 3.1500%, 7/15/15	14,024,053
9,742,000	Verizon Communications, Inc. 2.5000%, 9/15/16	9,949,329
		78,393,602
Consumer Cyclical — 6.2%
7,363,000	Brinker International, Inc. 2.6000%, 5/15/18	7,396,870
16,408,000	FCA US LLC / CG Co-Issuer, Inc. 8.0000%, 6/15/19	17,207,890
21,881,000	Ford Motor Credit Co. LLC 2.7500%, 5/15/15	21,929,313
31,584,000	General Motors Co. 3.5000%, 10/2/18	32,359,703
25,554,000	General Motors Financial Co., Inc. 2.7500%, 5/15/16	25,839,183
8,172,000	GLP Capital LP / GLP Financing II, Inc. 4.3750%, 11/1/18	8,396,730
7,973,000	Hanesbrands, Inc. 6.3750%, 12/15/20	8,461,346
38,123,000	MGM Resorts International 6.6250%, 7/15/15	38,504,230
7,637,000	PACCAR Financial Corp. 0.7500%, 8/14/15	7,647,509
		167,742,774
Consumer Non-Cyclical — 7.1%
19,604,000	Actavis Funding SCS 1.8500%, 3/1/17	19,745,423
22,871,000	Actavis Funding SCS 2.3500%, 3/12/18	23,180,307
4,388,000	Actavis Funding SCS 3.0000%, 3/12/20	4,489,297
7,021,000	Actavis, Inc. 1.8750%, 10/1/17	7,037,296
6,256,000	Fresenius US Finance II, Inc. 9.0000%, 7/15/15 (144A)	6,381,120
16,004,000	GlaxoSmithKline Capital PLC 0.7500%, 5/8/15	16,010,594
15,705,000	HCA, Inc. 7.1900%, 11/15/15	16,203,791
6,726,000	Laboratory Corp. of America Holdings 2.6250%, 2/1/20	6,768,118
11,737,000	Mylan, Inc. 1.3500%, 11/29/16	11,721,977
29,575,000	Perrigo Co. PLC 1.3000%, 11/8/16	29,556,782
25,628,000	SABMiller Holdings, Inc. 0.9446%, 8/1/18 (144A),‡	25,703,013
6,785,000	VRX Escrow Corp. 5.3750%, 3/15/20 (144A)	6,844,369
9,593,000	Zimmer Holdings, Inc. 1.4500%, 4/1/17	9,612,013
9,976,000	Zimmer Holdings, Inc. 2.0000%, 4/1/18	10,055,798
		193,309,898
Electric — 0.8%
20,127,000	PPL WEM Holdings, Ltd. 3.9000%, 5/1/16 (144A)	20,684,739
Energy — 10.4%
25,443,000	Chesapeake Energy Corp. 3.2500%, 3/15/16	25,411,196
1,488,000	Chesapeake Energy Corp. 6.5000%, 8/15/17	1,566,120
35,455,000	Chesapeake Energy Corp. 3.5033%, 4/15/19‡	34,125,437
9,847,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 7.7500%, 4/1/19	10,232,018
24,795,000	DCP Midstream Operating LP 3.2500%, 10/1/15	24,906,577
31,678,000	DCP Midstream Operating LP 2.5000%, 12/1/17	29,871,720
6,382,000	Enbridge, Inc. 0.7116%, 6/2/17‡	6,301,651
5,729,000	EnLink Midstream Partners LP 2.7000%, 4/1/19	5,727,700
8,610,000	Enterprise Products Operating LLC 1.2500%, 8/13/15	8,622,571
44,932,000	Kinder Morgan Finance Co. LLC 5.7000%, 1/5/16	46,417,003
5,695,000	Nabors Industries, Inc. 2.3500%, 9/15/16	5,678,610
18,744,000	Nabors Industries, Inc. 6.1500%, 2/15/18	20,017,749
17,959,000	Plains All American Pipeline LP / PAA Finance Corp. 3.9500%, 9/15/15	18,206,331
15,990,000	Rowan Cos., Inc. 5.0000%, 9/1/17	16,469,844
9,126,000	Spectra Energy Partners LP 2.9500%, 9/25/18	9,407,391
17,287,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	16,984,477
		279,946,395
Finance Companies — 3.2%
26,475,000	CIT Group, Inc. 5.0000%, 5/15/17	27,227,949
4,297,000	General Electric Capital Corp. 3.5000%, 6/29/15	4,327,508
13,717,000	General Electric Capital Corp. 2.3750%, 6/30/15	13,782,485
17,833,000	General Electric Capital Corp. 4.3750%, 9/21/15	18,165,871
9,937,000	General Electric Capital Corp. 5.0000%, 1/8/16	10,274,570
995,000	International Lease Finance Corp. 4.8750%, 4/1/15	995,000
2,207,000	International Lease Finance Corp. 8.6250%, 9/15/15	2,270,451
6,873,000	International Lease Finance Corp. 2.2206%, 6/15/16‡	6,873,000
3,340,000	Navient Corp. 3.8750%, 9/10/15	3,363,948
		87,280,782
Industrial — 0.2%
4,947,000	Cintas Corp. No 2 2.8500%, 6/1/16	5,062,315
Insurance — 1.2%
12,844,000	ACE INA Holdings, Inc. 2.6000%, 11/23/15	12,993,620
18,425,000	American International Group, Inc. 2.3750%, 8/24/15	18,537,079
		31,530,699
Mortgage Assets — 1.4%
35,336,000	NRAM PLC 5.6250%, 6/22/17 (144A)	38,654,474
Owned No Guarantee — 0.5%
12,934,000	Korea National Oil Corp. 2.7500%, 1/23/19 (144A)	13,259,549
Real Estate Investment Trusts (REITs) — 0.7%
18,897,000	Reckson Operating Partnership LP 6.0000%, 3/31/16	19,775,144
Technology — 2.8%
18,417,000	Fiserv, Inc. 3.1250%, 10/1/15	18,636,936
10,970,000	Fiserv, Inc. 3.1250%, 6/15/16	11,251,424
20,515,000	Seagate HDD Cayman 3.7500%, 11/15/18	21,380,282
11,608,000	TSMC Global, Ltd. 0.9500%, 4/3/16 (144A)	11,577,018
13,582,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A)	13,464,570
		76,310,230
Transportation — 1.4%
19,974,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	20,140,743
2,892,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	2,922,803
15,466,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	15,689,947
		38,753,493
Total Corporate Bonds (cost $1,747,210,615)		1,752,249,650
U.S. Treasury Notes/Bonds — 28.4%
31,027,000	0.2500%, 12/31/15	31,031,840
24,118,000	2.1250%, 12/31/15	24,457,147
66,485,000	0.3750%, 1/31/16	66,568,106
30,217,000	0.2500%, 2/29/16	30,214,643
33,070,000	0.3750%, 3/31/16	33,101,020
71,873,000	0.5000%, 6/30/16	71,990,944
23,095,000	0.5000%, 8/31/16	23,123,869
11,538,000	0.8750%, 9/15/16	11,611,912
44,509,000	0.5000%, 9/30/16	44,554,221
14,853,000	0.3750%, 10/31/16	14,834,434
24,053,000	0.5000%, 11/30/16	24,064,281
120,927,000	0.6250%, 12/31/16	121,219,885
23,053,000	0.8750%, 8/15/17	23,159,251
17,615,000	1.0000%, 9/15/17	17,736,103
18,144,000	0.8750%, 10/15/17	18,206,379
66,350,000	0.8750%, 11/15/17	66,526,226
11,788,000	1.0000%, 12/15/17	11,851,549
43,334,000	0.8750%, 1/15/18	43,378,027
2,006,000	3.5000%, 2/15/18	2,156,607
40,370,000	1.5000%, 11/30/19	40,679,073
7,466,000	1.6250%, 12/31/19	7,561,072
38,882,000	1.3750%, 2/29/20	38,891,098
Total U.S. Treasury Notes/Bonds (cost $764,496,926)		766,917,687
Investment Companies — 0.3%
	Money Markets — 0.3%
7,387,000	Janus Cash Liquidity Fund LLC, 0.1097%∞,£ (cost $7,387,000)	7,387,000
Total Investments (total cost $2,694,024,800) – 100%		$ 2,701,730,232

Summary of Investments by Country – (Long Positions)
March 31, 2015 (unaudited)

Country	Value	% of Investment Securities
United States	$ 2,322,603,654	86.0%
United Kingdom	159,901,449	5.9
Luxembourg	34,463,252	1.3
Spain	31,493,898	1.2
Singapore	26,057,822	1.0
Taiwan	25,041,588	0.9
Australia	22,515,423	0.8
Italy	19,615,310	0.7
Switzerland	19,089,175	0.7
South Korea	13,259,549	0.5
India	13,052,868	0.5
Canada	8,255,124	0.3
Germany	6,381,120	0.2
Total	$ 2,701,730,232	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2015 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Short-Term Bond Fund	$ 252,041,876	9.3%

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞	Rate shown is the 7-day yield as of March 31, 2015.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
Janus Short-Term Bond Fund
Janus Cash Liquidity Fund LLC	112,343,218	1,224,180,221	(1,329,136,439)	7,387,000	$ —	$ 26,433	$ 7,387,000

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$ —	$ 126,039,293	$ —

Bank Loans and Mezzanine Loans	—	49,136,602	—

Corporate Bonds	—	1,752,249,650	—

U.S. Treasury Notes/Bonds	—	766,917,687	—

Investment Companies	—	7,387,000	—

Total Assets	$ —	$ 2,701,730,232	$ —

Perkins Large Cap Value Fund

Schedule of Investments (unaudited)

As of March 31, 2015

Shares or Principal Amount		Value
Common Stocks — 96.0%
Aerospace & Defense — 4.6%
3,972	General Dynamics Corp.	$ 539,119
24,289	Honeywell International, Inc.	2,533,586
6,298	Precision Castparts Corp.	1,322,580
16,443	Rockwell Collins, Inc.	1,587,572
16,700	United Technologies Corp.	1,957,240
		7,940,097
Beverages — 2.5%
17,600	Molson Coors Brewing Co. - Class B	1,310,320
31,656	PepsiCo, Inc.	3,026,947
		4,337,267
Biotechnology — 0.5%
5,259	Amgen, Inc.	840,651
Capital Markets — 1.7%
19,185	State Street Corp.	1,410,673
18,723	T Rowe Price Group, Inc.	1,516,189
		2,926,862
Commercial Banks — 10.6%
52,023	CIT Group, Inc.	2,347,278
59,887	Citigroup, Inc.	3,085,378
168,937	Fifth Third Bancorp	3,184,463
36,971	JPMorgan Chase & Co.	2,239,703
28,484	PNC Financial Services Group, Inc.	2,655,848
23,732	U.S. Bancorp	1,036,376
66,795	Wells Fargo & Co.	3,633,648
		18,182,694
Commercial Services & Supplies — 2.7%
41,073	Republic Services, Inc.	1,665,921
67,204	Tyco International PLC	2,893,804
		4,559,725
Communications Equipment — 1.2%
44,508	Cisco Systems, Inc.	1,225,083
12,864	QUALCOMM, Inc.	891,990
		2,117,073
Consumer Finance — 0.6%
18,348	Discover Financial Services	1,033,910
Diversified Financial Services — 2.6%
30,400	Berkshire Hathaway, Inc. - Class B*	4,387,328
Diversified Telecommunication Services — 1.3%
44,207	Verizon Communications, Inc.	2,149,786
Electric Utilities — 1.6%
83,241	PPL Corp.	2,801,892
Energy Equipment & Services — 1.1%
22,507	Schlumberger, Ltd. (U.S. Shares)	1,877,984
Food & Staples Retailing — 2.1%
18,643	CVS Caremark Corp.	1,924,144
20,591	Wal-Mart Stores, Inc.	1,693,610
		3,617,754
Food Products — 3.7%
38,579	General Mills, Inc.	2,183,571
17,810	Hershey Co.	1,797,207
57,250	Unilever PLC (ADR)	2,387,898
		6,368,676
Health Care Equipment & Supplies — 5.6%
39,126	Abbott Laboratories	1,812,708
34,270	Baxter International, Inc.	2,347,495
15,200	Medtronic PLC	1,185,448
18,597	Stryker Corp.	1,715,573
21,658	Zimmer Holdings, Inc.	2,545,248
		9,606,472
Health Care Providers & Services — 2.5%
19,180	Laboratory Corp. of America Holdings*	2,418,406
8,436	McKesson Corp.	1,908,223
		4,326,629
Hotels, Restaurants & Leisure — 1.0%
18,112	McDonald's Corp.	1,764,833
Household Products — 2.2%
46,749	Procter & Gamble Co.	3,830,613
Industrial Conglomerates — 1.1%
77,372	General Electric Co.	1,919,599
Information Technology Services — 0.6%
10,427	Accenture PLC - Class A (U.S. Shares)	976,906
Insurance — 5.7%
20,800	Allstate Corp.	1,480,336
81,411	American International Group, Inc.	4,460,509
15,519	Chubb Corp.	1,568,971
40,756	Marsh & McLennan Cos., Inc.	2,286,004
		9,795,820
Internet Software & Services — 0.6%
1,888	Google, Inc. - Class C*	1,034,624
Life Sciences Tools & Services — 2.5%
65,884	Agilent Technologies, Inc.	2,737,480
12,000	Thermo Fisher Scientific, Inc.	1,612,080
		4,349,560
Media — 5.5%
43,712	CBS Corp. - Class B	2,650,259
30,786	Comcast Corp. - Class A	1,738,485
30,458	Omnicom Group, Inc.	2,375,115
24,853	Time Warner, Inc.	2,098,587
5,882	Walt Disney Co.	616,963
		9,479,409
Metals & Mining — 0.2%
14,770	Goldcorp, Inc. (U.S. Shares)	267,632
Multiline Retail — 0.8%
17,781	Target Corp.	1,459,287
Oil, Gas & Consumable Fuels — 7.1%
26,918	Anadarko Petroleum Corp.	2,229,080
11,483	Chevron Corp.	1,205,485
9,928	Cimarex Energy Co.	1,142,614
41,766	Enterprise Products Partners LP	1,375,354
27,154	Noble Energy, Inc.	1,327,831
21,276	Occidental Petroleum Corp.	1,553,148
55,148	Royal Dutch Shell PLC (ADR)	3,289,578
		12,123,090
Pharmaceuticals — 13.5%
25,671	AbbVie, Inc.	1,502,780
73,561	GlaxoSmithKline PLC (ADR)	3,394,840
37,551	Johnson & Johnson	3,777,631
46,881	Merck & Co., Inc.	2,694,720
33,543	Novartis AG (ADR)	3,307,675
150,936	Pfizer, Inc.	5,251,064
22,746	Teva Pharmaceutical Industries, Ltd. (ADR)	1,417,076
39,591	Zoetis, Inc.	1,832,667
		23,178,453
Real Estate Investment Trusts (REITs) — 1.0%
52,645	Weyerhaeuser Co.	1,745,182
Road & Rail — 1.7%
58,213	CSX Corp.	1,928,015
9,368	Union Pacific Corp.	1,014,648
		2,942,663
Semiconductor & Semiconductor Equipment — 0.8%
21,338	Analog Devices, Inc.	1,344,294
Software — 3.6%
64,755	Microsoft Corp.	2,632,614
81,132	Oracle Corp.	3,500,846
		6,133,460
Technology Hardware, Storage & Peripherals — 0.8%
52,329	EMC Corp.	1,337,529
Textiles, Apparel & Luxury Goods — 0.9%
11,442	Ralph Lauren Corp.	1,504,623
Wireless Telecommunication Services — 1.5%
78,318	Vodafone Group PLC (ADR)	2,559,432
Total Common Stocks (cost $128,266,966)		164,821,809
Repurchase Agreements — 4.0%
$ 6,800,000	Undivided interest of 14% in a joint repurchase agreement (principal amount $50,000,000 with a maturity value of $50,000,111) with ING Financial Markets LLC, 0.0800%, dated 3/31/15, maturing 4/1/15 to be repurchased at $6,800,015 collateralized by $39,980,000 in U.S. Treasuries, 3.7500 - 4.2500%, 5/15/39 - 11/15/43, with a value of $51,005,640 (cost $6,800,000)	6,800,000
Total Investments (total cost $135,066,966) – 100%		$ 171,621,809

Summary of Investments by Country – (Long Positions)
March 31, 2015 (unaudited)

Country	Value	% of Investment Securities
United States	$ 154,997,678	90.3%
United Kingdom	11,631,748	6.8
Switzerland	3,307,675	1.9
Israel	1,417,076	0.8
Canada	267,632	0.2
Total	$ 171,621,809	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$ 164,821,809	$ —	$ —

Repurchase Agreements	—	6,800,000	—

Total Assets	$ 164,821,809	$ 6,800,000	$ —

Perkins Mid Cap Value Fund

Schedule of Investments (unaudited)

As of March 31, 2015

Shares or Principal Amount		Value
Common Stocks — 96.8%
Aerospace & Defense — 2.3%
279,235	Precision Castparts Corp.	$ 58,639,350
925,104	Rockwell Collins, Inc.	89,318,791
		147,958,141
Beverages — 2.5%
748,184	Coca-Cola Enterprises, Inc.	33,069,733
857,670	Dr Pepper Snapple Group, Inc.	67,309,941
787,822	Molson Coors Brewing Co. - Class B	58,653,348
		159,033,022
Capital Markets — 1.6%
1,779,522	Raymond James Financial, Inc.	101,041,259
Chemicals — 1.7%
154,501	Cabot Corp.	6,952,545
1,835,849	FMC Corp.	105,102,355
		112,054,900
Commercial Banks — 8.2%
1,692,072	CIT Group, Inc.	76,346,288
4,034,859	Citizens Financial Group, Inc.	97,361,148
1,494,375	Comerica, Inc.	67,441,144
7,072,082	Fifth Third Bancorp	133,308,746
591,210	First Republic Bank	33,752,179
4,255,253	Zions Bancorporation	114,891,831
		523,101,336
Commercial Services & Supplies — 5.3%
3,024,017	Republic Services, Inc.	122,654,130
2,499,807	Tyco International PLC	107,641,689
2,278,749	Waste Connections, Inc.	109,698,977
		339,994,796
Communications Equipment — 0.4%
231,024	F5 Networks, Inc.*	26,553,899
Consumer Finance — 1.7%
917,726	Discover Financial Services	51,713,860
2,691,286	Navient Corp.	54,713,845
		106,427,705
Containers & Packaging — 2.1%
1,337,878	Crown Holdings, Inc.*	72,272,170
800,318	Packaging Corp. of America	62,576,864
		134,849,034
Electric Utilities — 2.5%
4,801,381	PPL Corp.	161,614,484
Electrical Equipment — 1.7%
3,392,011	Babcock & Wilcox Co.	108,849,633
Electronic Equipment, Instruments & Components — 1.6%
180,679	IPG Photonics Corp.*	16,748,943
1,293,145	Keysight Technologies, Inc.*	48,040,337
648,470	Tech Data Corp.*	37,462,112
		102,251,392
Energy Equipment & Services — 1.7%
343,950	Dril-Quip, Inc.*	23,522,740
911,547	Oceaneering International, Inc.	49,159,730
1,804,037	Tidewater, Inc.	34,529,268
		107,211,738
Food & Staples Retailing — 2.0%
1,426,612	Casey's General Stores, Inc.£	128,537,741
Food Products — 3.6%
665,950	Hershey Co.	67,201,014
676,835	JM Smucker Co.	78,330,115
1,038,821	McCormick & Co., Inc.	80,103,487
75,709	Sanderson Farms, Inc.	6,030,222
		231,664,838
Gas Utilities — 1.6%
1,183,998	AGL Resources, Inc.	58,785,501
784,872	Southwest Gas Corp.	45,656,004
		104,441,505
Health Care Equipment & Supplies — 3.8%
1,066,293	Stryker Corp.	98,365,529
218,948	Varian Medical Systems, Inc.*	20,600,817
1,071,941	Zimmer Holdings, Inc.	125,974,507
		244,940,853
Health Care Providers & Services — 4.0%
1,201,614	Laboratory Corp. of America Holdings*	151,511,509
233,957	McKesson Corp.	52,921,074
1,059,484	Patterson Cos., Inc.	51,692,224
		256,124,807
Information Technology Services — 1.5%
1,001,625	Teradata Corp.*	44,211,728
1,287,650	Total System Services, Inc.	49,123,847
		93,335,575
Insurance — 8.1%
1,947,036	Allstate Corp.	138,570,552
1,383,719	Arthur J Gallagher & Co.	64,688,863
2,552,832	Marsh & McLennan Cos., Inc.	143,188,347
593,493	RenaissanceRe Holdings, Ltd.	59,189,057
2,048,020	Torchmark Corp.	112,477,259
		518,114,078
Life Sciences Tools & Services — 3.3%
2,540,193	Agilent Technologies, Inc.	105,545,019
792,267	Thermo Fisher Scientific, Inc.	106,433,149
		211,978,168
Machinery — 2.5%
1,126,557	Kennametal, Inc.	37,953,706
1,314,499	Timken Co.	55,392,988
546,181	Valmont Industries, Inc.	67,114,721
		160,461,415
Marine — 1.3%
1,075,965	Kirby Corp.*	80,751,173
Media — 1.5%
1,198,006	Omnicom Group, Inc.	93,420,508
Multi-Utilities — 1.8%
1,837,824	Alliant Energy Corp.	115,782,912
Multiline Retail — 0.6%
578,262	Macy's, Inc.	37,534,986
Oil, Gas & Consumable Fuels — 3.9%
814,444	Anadarko Petroleum Corp.	67,444,107
359,586	Cimarex Energy Co.	41,384,753
777,747	Noble Energy, Inc.	38,031,828
1,549,942	Western Gas Partners LP	102,063,681
		248,924,369
Pharmaceuticals — 1.6%
506,350	Teva Pharmaceutical Industries, Ltd. (ADR)	31,545,605
1,531,844	Zoetis, Inc.	70,909,059
		102,454,664
Real Estate Investment Trusts (REITs) — 10.7%
834,816	Alexandria Real Estate Equities, Inc.	81,845,361
509,141	AvalonBay Communities, Inc.	88,717,819
1,644,048	Equity Lifestyle Properties, Inc.	90,340,438
884,250	Extra Space Storage, Inc.	59,748,772
1,211,507	Home Properties, Inc.	83,945,320
1,983,020	Host Hotels & Resorts, Inc.	40,017,344
1,542,634	Potlatch Corp.£	61,767,065
142,706	Public Storage	28,133,061
4,246,090	Redwood Trust, Inc.£	75,877,628
4,295,825	Two Harbors Investment Corp.	45,621,661
776,898	Weyerhaeuser Co.	25,754,169
		681,768,638
Road & Rail — 2.5%
474,754	Canadian Pacific Railway, Ltd. (U.S. Shares)	86,737,556
2,233,295	CSX Corp.	73,966,730
		160,704,286
Semiconductor & Semiconductor Equipment — 2.1%
1,207,751	Analog Devices, Inc.	76,088,313
1,166,068	Microchip Technology, Inc.	57,020,725
		133,109,038
Software — 3.7%
773,104	Check Point Software Technologies, Ltd.*	63,371,335
1,374,389	Informatica Corp.*	60,273,830
1,061,218	NetScout Systems, Inc.*	46,534,409
1,396,221	Synopsys, Inc.*	64,672,957
		234,852,531
Specialty Retail — 0.5%
2,399,449	Ascena Retail Group, Inc.*	34,816,005
Textiles, Apparel & Luxury Goods — 2.0%
398,666	PVH Corp.	42,481,849
341,732	Ralph Lauren Corp.	44,937,758
1,091,087	Steven Madden, Ltd.*	41,461,306
		128,880,913
Thrifts & Mortgage Finance — 0.9%
2,540,828	Washington Federal, Inc.	55,402,755
Total Common Stocks (cost $4,789,191,649)		6,188,943,097
Repurchase Agreements — 3.2%
$ 150,000,000	Credit Agricole, New York, 0.1000%, dated 3/31/15, maturing 4/1/15 to be repurchased at $150,000,417 collateralized by $143,894,375 in a U.S. Treasury, 2.3750%, 1/15/17, with a value of $153,000,094	150,000,000
13,700,000	Undivided interest of 27% in a joint repurchase agreement (principal amount $50,000,000 with a maturity value of $50,000,111) with ING Financial Markets LLC, 0.0800%, dated 3/31/15, maturing 4/1/15, to be repurchased at $13,700,030 collateralized by $39,980,000 in U.S. Treasuries, 3.7500% - 4.2500%, 5/15/39 - 11/15/43, with a value of $51,005,640	13,700,000
40,000,000	Undivided interest of 40% in a joint repurchase agreement (principal amount $100,000,000 with a maturity value of $100,000,278) with RBC Capital Markets Corp., 0.1000%, dated 3/31/15, maturing 4/1/15 to be repurchased at $40,000,111 collateralized by $112,117,024 in U.S. Treasuries, 0% - 8.8750%, 4/2/15 - 2/15/44, with a value of $102,000,032	40,000,000
Total Repurchase Agreements (cost $203,700,000)		203,700,000
Total Investments (total cost $4,992,891,649) – 100%		$ 6,392,643,097

Summary of Investments by Country – (Long Positions)

March 31, 2015 (unaudited)

Country	Value	% of Investment Securities
United States	$ 6,210,988,601	97.2%
Israel	94,916,940	1.5
Canada	86,737,556	1.3
Total	$ 6,392,643,097	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

*	Non-income producing security.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
Perkins Mid Cap Value Fund
Casey's General Stores, Inc.(1)	2,123,443	90,871	(787,702)	1,426,612	$ 12,694,930	$ 1,187,602	N/A
Plains GP Holdings LP - Class A(1)	7,165,115	446,128	(7,611,243)	-	24,828,544	2,108,645	N/A
Potlatch Corp.(1)	2,122,871	156,476	(736,713)	1,542,634	(373,451)	1,893,276	N/A
Redwood Trust, Inc.	4,246,090	-	-	4,246,090	-	3,566,716	$ 75,877,628
					$ 37,150,023	$ 8,756,239	$ 75,877,628

(1)	Company was no longer an affiliate as of March 31, 2015.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$6,188,943,097	$—	$—

Repurchase Agreements	—	203,700,000	—

Total Assets	$6,188,943,097	$203,700,000	$—

Perkins Select Value Fund

Schedule of Investments (unaudited)

As of March 31, 2015

Shares or Principal Amount		Value
Common Stocks — 92.6%
Beverages — 0.7%
12,000	Coca-Cola Enterprises, Inc.	$ 530,400
Chemicals — 1.1%
16,000	FMC Corp.	916,000
Commercial Banks — 6.9%
15,000	Bank of Marin Bancorp	763,500
20,000	FCB Financial Holdings, Inc. - Class A*	547,400
100,000	Heritage Financial Corp.	1,700,000
14,000	PNC Financial Services Group, Inc.	1,305,360
22,000	Wells Fargo & Co.	1,196,800
		5,513,060
Commercial Services & Supplies — 3.0%
28,000	Tyco International PLC	1,205,680
25,000	Waste Connections, Inc.	1,203,500
		2,409,180
Communications Equipment — 1.2%
14,000	QUALCOMM, Inc.	970,760
Electric Utilities — 1.7%
26,000	NRG Yield, Inc. - Class A	1,318,980
Electrical Equipment — 1.6%
40,000	Babcock & Wilcox Co.	1,283,600
Energy Equipment & Services — 2.5%
8,000	Dril-Quip, Inc.*	547,120
15,000	Oceaneering International, Inc.	808,950
32,000	Tidewater, Inc.	612,480
		1,968,550
Food & Staples Retailing — 5.1%
45,000	Casey's General Stores, Inc.	4,054,500
Health Care Equipment & Supplies — 7.2%
52,000	Abbott Laboratories	2,409,160
20,000	Baxter International, Inc.	1,370,000
21,000	Stryker Corp.	1,937,250
		5,716,410
Health Care Providers & Services — 6.0%
20,000	Laboratory Corp. of America Holdings*	2,521,800
40,000	Landauer, Inc.	1,405,600
22,000	Premier, Inc. - Class A*	826,760
		4,754,160
Health Care Technology — 0.9%
20,000	Omnicell, Inc.*	702,000
Hotels, Restaurants & Leisure — 1.7%
24,000	Cedar Fair LP	1,377,600
Household Products — 0.8%
8,000	Procter & Gamble Co.	655,520
Information Technology Services — 1.9%
22,000	Jack Henry & Associates, Inc.	1,537,580
Life Sciences Tools & Services — 2.4%
30,000	Agilent Technologies, Inc.	1,246,500
5,000	Thermo Fisher Scientific, Inc.	671,700
		1,918,200
Machinery — 3.0%
16,000	Pfeiffer Vacuum Technology AG	1,361,704
13,190	Timken Co.	555,826
4,000	Valmont Industries, Inc.	491,520
		2,409,050
Marine — 3.5%
620,000	Irish Continental Group PLC	2,766,002
Oil, Gas & Consumable Fuels — 5.1%
10,000	Anadarko Petroleum Corp.	828,100
212,919	Lone Pine Resources Canada, Ltd.*,§	118,525
212,919	Lone Pine Resources, Inc.*,§	135,493
20,000	Occidental Petroleum Corp.	1,460,000
26,000	Royal Dutch Shell PLC (ADR)	1,550,900
		4,093,018
Pharmaceuticals — 12.5%
28,000	AbbVie, Inc.	1,639,120
20,000	GlaxoSmithKline PLC (ADR)	923,000
20,000	Johnson & Johnson	2,012,000
15,000	Merck & Co., Inc.	862,200
18,000	Novartis AG (ADR)	1,774,980
18,000	Teva Pharmaceutical Industries, Ltd. (ADR)	1,121,400
35,000	Zoetis, Inc.	1,620,150
		9,952,850
Real Estate Investment Trusts (REITs) — 8.1%
8,000	Alexandria Real Estate Equities, Inc.	784,320
25,000	Home Properties, Inc.	1,732,250
27,000	Plum Creek Timber Co., Inc.	1,173,150
40,000	Potlatch Corp.	1,601,600
35,000	Weyerhaeuser Co.	1,160,250
		6,451,570
Road & Rail — 2.7%
8,000	Kansas City Southern	816,640
12,000	Union Pacific Corp.	1,299,720
		2,116,360
Semiconductor & Semiconductor Equipment — 1.7%
28,000	Microchip Technology, Inc.	1,369,200
Software — 8.1%
16,000	Check Point Software Technologies, Ltd.*	1,311,520
35,000	Informatica Corp.*	1,534,925
15,000	Microsoft Corp.	609,825
32,000	Oracle Corp.	1,380,800
34,000	Synopsys, Inc.*	1,574,880
		6,411,950
Technology Hardware, Storage & Peripherals — 1.0%
30,000	EMC Corp.	766,800
Thrifts & Mortgage Finance — 2.2%
100,000	OceanFirst Financial Corp.	1,727,000
Total Common Stocks (cost $61,495,161)		73,690,300
Repurchase Agreements — 7.4%
$ 5,900,000	Undivided interest of 12% in a joint repurchase agreement (principal amount $50,000,000 with a maturity value of $50,000,011) with ING Financial Markets LLC, 0.0800%, dated 3/31/15, maturing 4/1/15 to be repurchased at $5,900,013 collateralized by $39,980,000 in U.S. Treasuries, 3.7500% - 4.2500%, 5/15/39 - 11/15/43, with a value of $51,005,640 (cost $5,900,000)	5,900,000
Total Investments (total cost $67,395,161) – 100%		$ 79,590,300

Summary of Investments by Country – (Long Positions)

March 31, 2015 (unaudited)

Country	Value	% of Investment Securities
United States	$ 68,526,776	86.1%
Ireland	2,766,002	3.5
United Kingdom	2,473,900	3.1
Israel	2,432,920	3.1
Switzerland	1,774,980	2.2
Germany	1,361,704	1.7
Canada	254,018	0.3
Total	$ 79,590,300	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

* Non-income-producing security.

§ Schedule of Restricted and Illiquid Securities (as of March 31, 2015)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Perkins Select Value Fund
Lone Pine Resources Canada, Ltd.	2/4/14	$ 135,493	$ 118,525	0.1%
Lone Pine Resources, Inc.	2/4/14	135,493	135,493	0.2
		$ 270,986	$ 254,018	0.3%

The Fund has registration rights for certain restricted securities held as of March31, 2015. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Machinery	$ 1,047,346	$ 1,361,704	$ —
Marine	—	2,766,002	—
Oil, Gas & Consumable Fuels	3,839,000	—	254,018
All Other	64,422,230	—	—

Repurchase Agreements	—	5,900,000	—

Total Assets	$ 69,308,576	$ 10,027,706	$ 254,018

Perkins Small Cap Value Fund

Schedule of Investments (unaudited)

As of March 31, 2015

Shares or Principal Amount		Value
Common Stocks — 97.0%
Aerospace & Defense — 0.5%
222,664	KLX, Inc.*	$ 8,581,471
Air Freight & Logistics — 0.6%
810,731	UTi Worldwide, Inc. (U.S. Shares)*	9,971,991
Auto Components — 0.9%
385,525	Standard Motor Products, Inc.	16,292,287
Automobiles — 0.7%
541,355	Winnebago Industries, Inc.	11,509,207
Building Products — 1.4%
660,014	Simpson Manufacturing Co., Inc.	24,664,723
Capital Markets — 3.7%
886,771	AllianceBernstein Holding LP	27,374,621
324,431	Ares Capital Corp.	5,570,480
167,123	Artisan Partners Asset Management, Inc. - Class A	7,597,412
464,223	Evercore Partners, Inc. - Class A	23,981,760
		64,524,273
Chemicals — 1.6%
298,707	Cabot Corp.	13,441,815
731,525	Kraton Performance Polymers, Inc.*	14,784,120
		28,225,935
Commercial Banks — 13.5%
516,271	Bank of Hawaii Corp.	31,600,948
139,871	BOK Financial Corp.	8,562,903
784,367	Columbia Banking System, Inc.	22,723,112
504,210	FCB Financial Holdings, Inc. - Class A*	13,800,228
896,983	First Interstate BancSystem, Inc. - Class A	24,954,067
690,814	FirstMerit Corp.	13,166,915
186,658	Independent Bank Corp.	8,188,686
281,562	PrivateBancorp, Inc.	9,902,536
191,604	Prosperity Bancshares, Inc.	10,055,378
1,771,215	Sterling Bancorp	23,751,993
420,832	Synovus Financial Corp.	11,787,504
153,106	UMB Financial Corp.	8,097,776
1,459,050	Umpqua Holdings Corp.	25,066,479
1,293,808	United Community Banks, Inc.	24,427,095
		236,085,620
Commercial Services & Supplies — 5.1%
448,529	Copart, Inc.*	16,851,234
607,393	Interface, Inc.	12,621,627
279,050	UniFirst Corp.	32,841,394
552,362	Waste Connections, Inc.	26,590,707
		88,904,962
Consumer Finance — 1.1%
401,000	Nelnet, Inc. - Class A	18,975,320
Containers & Packaging — 3.4%
334,152	Silgan Holdings, Inc.	19,424,256
880,954	Sonoco Products Co.	40,048,169
		59,472,425
Electrical Equipment — 1.6%
880,195	Babcock & Wilcox Co.	28,245,458
Electronic Equipment, Instruments & Components — 2.2%
157,435	IPG Photonics Corp.*	14,594,224
416,863	Tech Data Corp.*	24,082,176
		38,676,400
Energy Equipment & Services — 2.0%
157,297	Dril-Quip, Inc.*	10,757,542
1,251,532	Tidewater, Inc.	23,954,322
		34,711,864
Food & Staples Retailing — 2.5%
489,242	Casey's General Stores, Inc.	44,080,704
Food Products — 3.4%
1,566,077	Boulder Brands, Inc.*	14,924,714
174,585	J&J Snack Foods Corp.	18,628,219
132,230	Lancaster Colony Corp.	12,584,329
164,601	Sanderson Farms, Inc.	13,110,470
		59,247,732
Gas Utilities — 1.2%
364,413	Southwest Gas Corp.	21,197,904
Health Care Equipment & Supplies — 3.6%
173,405	Cyberonics, Inc.*	11,257,453
267,536	Hill-Rom Holdings, Inc.	13,109,264
563,587	STERIS Corp.	39,603,258
		63,969,975
Health Care Providers & Services — 4.2%
1,283,782	Owens & Minor, Inc.	43,443,183
820,212	Premier, Inc. - Class A*	30,823,567
		74,266,750
Health Care Technology — 1.4%
686,104	Omnicell, Inc.*	24,082,250
Hotels, Restaurants & Leisure — 1.8%
319,633	Cedar Fair LP	18,346,934
253,689	Cheesecake Factory, Inc.	12,514,479
		30,861,413
Information Technology Services — 2.3%
582,867	Jack Henry & Associates, Inc.	40,736,575
Insurance — 3.1%
447,146	First American Financial Corp.	15,954,169
345,690	Hanover Insurance Group, Inc.	25,090,180
192,571	StanCorp Financial Group, Inc.	13,210,371
		54,254,720
Leisure Products — 0.5%
233,959	Arctic Cat, Inc.	8,497,391
Life Sciences Tools & Services — 0.5%
118,677	ICON PLC*	8,370,289
Machinery — 8.3%
493,732	Astec Industries, Inc.	21,171,228
745,033	CLARCOR, Inc.	49,216,880
318,385	Lincoln Electric Holdings, Inc.	20,819,195
158,277	RBC Bearings, Inc.	12,114,522
441,089	Timken Co.	18,587,491
194,390	Valmont Industries, Inc.	23,886,643
		145,795,959
Marine — 0.5%
112,204	Kirby Corp.*	8,420,910
Media — 2.1%
316,008	Morningstar, Inc.	23,672,159
582,811	Time, Inc.	13,078,279
		36,750,438
Metals & Mining — 0.5%
356,566	TimkenSteel Corp.	9,438,302
Multiline Retail — 1.1%
143,261	Dillard's, Inc. - Class A	19,556,559
Oil, Gas & Consumable Fuels — 1.7%
159,931	SM Energy Co.	8,265,234
327,042	Western Gas Partners LP	21,535,716
		29,800,950
Personal Products — 1.0%
564,247	Inter Parfums, Inc.	18,405,737
Pharmaceuticals — 1.6%
819,087	Phibro Animal Health Corp. - Class A	29,003,871
Real Estate Investment Trusts (REITs) — 6.5%
350,615	BioMed Realty Trust, Inc.	7,944,936
188,959	Home Properties, Inc.	13,092,969
923,138	Potlatch Corp.	36,962,446
432,096	Sovran Self Storage, Inc.	40,591,098
436,249	Tanger Factory Outlet Centers	15,342,877
		113,934,326
Road & Rail — 0.7%
128,212	Genesee & Wyoming, Inc. - Class A*	12,364,765
Semiconductor & Semiconductor Equipment — 1.1%
1,065,459	Teradyne, Inc.	20,083,902
Software — 4.9%
560,052	Informatica Corp.*	24,561,080
521,429	NetScout Systems, Inc.*	22,864,662
271,343	NICE Systems, Ltd. (ADR)	16,532,929
465,179	Synopsys, Inc.*	21,547,091
		85,505,762
Specialty Retail — 2.3%
634,653	Finish Line, Inc. - Class A	15,561,692
705,760	Sally Beauty Holdings, Inc.*	24,256,971
		39,818,663
Textiles, Apparel & Luxury Goods — 1.5%
525,829	Movado Group, Inc.	14,996,643
320,819	Steven Madden, Ltd.*	12,191,122
		27,187,765
Thrifts & Mortgage Finance — 0.4%
618,672	Capitol Federal Financial, Inc.	7,733,400
Total Common Stocks (cost $1,394,321,842)		1,702,208,948

Repurchase Agreements — 3.0%
$ 12,400,000	Undivided interest of 25% in a joint repurchase agreement (principal amount $50,000,000 with a maturity value of $50,000,111) with ING Financial Markets LLC, 0.0800%, dated 3/31/15, maturing 4/1/15 to be repurchased at $12,400,028 collateralized by $39,980,000 in U.S. Treasuries, 3.7500% - 4.2500%, 5/15/39 - 11/15/43, with a value of $51,005,640	12,400,000
40,000,000	Undivided interest of 40% in a joint repurchase agreement (principal amount $100,000,000 with a maturity value of $100,000,278) with RBC Capital Markets Corp., 0.1000%, dated 3/31/15, maturing 4/1/15 to be repurchased at $40,000,111 collateralized by $112,117,024 in U.S. Treasuries, 0% - 8.8750%, 4/2/15 - 2/15/44, with a value of $102,000,032	40,000,000
Total Repurchase Agreements (cost $52,400,000)		52,400,000
Total Investments (total cost $1,446,721,842) – 100%		$ 1,754,608,948

Summary of Investments by Country – (Long Positions)

March 31, 2015 (unaudited)

Country	Value	% of Investment Securities
United States	$ 1,729,705,730	98.6%
Israel	16,532,929	0.9
Ireland	8,370,289	0.5
Total	$ 1,754,608,948	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Common Stocks	$1,702,208,948	$—	$—

Repurchase Agreements	—	52,400,000	—

Total Assets	$1,702,208,948	$52,400,000	$—

Perkins Value Plus Income Fund

Schedule of Investments (unaudited)

As of March 31, 2015

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 1.9%
$ 69,000	AmeriCredit Automobile Receivables Trust 2012-4 2.6800%, 10/9/18	$ 69,681
25,000	AmeriCredit Automobile Receivables Trust 2013-4 3.3100%, 10/8/19	25,671
148,410	CKE Restaurant Holdings, Inc. 4.4740%, 3/20/43 (144A)	153,223
35,176	COMM 2007-C9 Mortgage Trust 5.6500%, 12/10/49‡	37,400
168,000	Commercial Mortgage Trust 2007-GG11 5.8670%, 12/10/49‡	181,865
78,804	FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20§	70,384
16,000	GAHR Commercial Mortgage Trust 2015-NRF 3.3822%, 12/15/19 (144A)	15,828
100,000	GS Mortgage Securities Corp. II 3.4356%, 12/10/27 (144A),‡	95,757
78,000	LB-UBS Commercial Mortgage Trust 2007-C2 5.4930%, 2/15/40‡	82,488
27,000	Santander Drive Auto Receivables Trust 2.5200%, 9/17/18	27,195
28,000	Santander Drive Auto Receivables Trust 2012-5 3.3000%, 9/17/18	28,657
29,000	Santander Drive Auto Receivables Trust 2015-1 3.2400%, 4/15/21	29,211
21,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 5.5910%, 4/15/47‡	22,423
72,610	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 5.6600%, 4/15/47‡	75,671
23,638	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 5.9635%, 2/15/51‡	24,928
25,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 2.9062%, 1/15/27 (144A),‡	24,799
25,000	Wells Fargo Commercial Mortgage Trust 2014-TISH 2.4062%, 2/15/27 (144A),‡	25,048
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $989,397)		990,229
Bank Loans and Mezzanine Loans — 0.9%
Communications — 0.1%
74,691	Tribune Media Co. 4.0000%, 12/27/20‡	74,710
Consumer Non-Cyclical — 0.3%
17,820	CHS/Community Health Systems, Inc. 4.2500%, 1/27/21‡	17,903
73,445	IMS Health, Inc. 3.5000%, 3/17/21‡	73,119
47,402	Quintiles Transnational Corp. 3.7500%, 6/8/18‡	47,490
		138,512
Technology — 0.5%
274,598	Avago Technologies Cayman, Ltd. 3.7500%, 5/6/21‡	274,994
Total Bank Loans and Mezzanine Loans (cost $487,896)		488,216
Common Stocks — 59.5%
Aerospace & Defense — 0.8%
3,800	United Technologies Corp.	445,360
Beverages — 0.6%
2,200	Coca-Cola Enterprises, Inc.	97,240
2,400	PepsiCo, Inc.†	229,488
		326,728
Biotechnology — 0.4%
2,200	Gilead Sciences, Inc.*	215,886
Capital Markets — 0.6%
3,700	T Rowe Price Group, Inc.	299,626
Commercial Banks — 4.9%
12,700	Citizens Financial Group, Inc.	306,451
5,600	Comerica, Inc.	252,728
26,800	Fifth Third Bancorp	505,180
10,900	JPMorgan Chase & Co.	660,322
1,000	PNC Financial Services Group, Inc.	93,240
14,800	Wells Fargo & Co.	805,120
		2,623,041
Commercial Services & Supplies — 1.5%
59,300	G4S PLC	260,051
9,600	Republic Services, Inc.	389,376
4,100	Tyco International PLC	176,546
		825,973
Communications Equipment — 1.4%
5,900	Cisco Systems, Inc.	162,397
8,500	QUALCOMM, Inc.†	589,390
		751,787
Consumer Finance — 0.2%
4,400	Navient Corp.	89,452
Diversified Telecommunication Services — 1.1%
6,700	Telenor ASA	135,474
9,500	Verizon Communications, Inc.	461,985
		597,459
Electric Utilities — 1.3%
2,400	NRG Yield, Inc. - Class A	121,752
17,500	PPL Corp.	589,050
		710,802
Energy Equipment & Services — 1.9%
6,000	Ensco PLC - Class A	126,420
6,400	Oceaneering International, Inc.	345,152
4,500	Schlumberger, Ltd. (U.S. Shares)†	375,480
7,500	Tidewater, Inc.	143,550
		990,602
Food & Staples Retailing — 2.6%
2,600	Casey's General Stores, Inc.	234,260
12,600	Sysco Corp.	475,398
83,900	Tesco PLC	300,213
7,300	Weis Markets, Inc.	363,248
		1,373,119
Food Products — 2.0%
1,800	Danone SA	121,117
1,500	JM Smucker Co.†	173,595
2,700	McCormick & Co., Inc.	208,197
2,200	Nestle SA	166,150
35,600	Orkla ASA	269,421
1,600	Sanderson Farms, Inc.	127,440
		1,065,920
Health Care Equipment & Supplies — 2.6%
4,500	Baxter International, Inc.	308,250
5,816	Medtronic PLC	453,590
16,500	Meridian Bioscience, Inc.	314,820
3,100	Stryker Corp.†	285,975
		1,362,635
Health Care Providers & Services — 2.5%
10,300	Landauer, Inc.	361,942
8,200	Owens & Minor, Inc.	277,488
8,900	Patterson Cos., Inc.	434,231
3,600	Quest Diagnostics, Inc.†	276,660
		1,350,321
Hotels, Restaurants & Leisure — 0.9%
4,800	McDonald's Corp.†	467,712
Household Durables — 0.6%
10,900	MDC Holdings, Inc.	310,650
Household Products — 0.9%
5,700	Procter & Gamble Co.	467,058
Industrial Conglomerates — 0.2%
4,700	Raven Industries, Inc.	96,162
Information Technology Services — 0.4%
2,500	Accenture PLC - Class A (U.S. Shares)†	234,225
Insurance — 1.4%
2,400	Allstate Corp.†	170,808
5,600	Arthur J Gallagher & Co.	261,800
5,400	Marsh & McLennan Cos., Inc.	302,886
		735,494
Leisure Products — 0.7%
3,900	Arctic Cat, Inc.	141,648
10,700	Mattel, Inc.	244,495
		386,143
Life Sciences Tools & Services — 0.6%
8,400	Agilent Technologies, Inc.	349,020
Machinery — 1.5%
3,500	Pfeiffer Vacuum Technology AG	297,873
6,300	Timken Co.	265,482
1,800	Valmont Industries, Inc.	221,184
		784,539
Marine — 0.6%
74,100	Irish Continental Group PLC	330,582
Media — 1.9%
5,400	Comcast Corp. - Class A	304,938
4,200	Omnicom Group, Inc.	327,516
7,900	Time, Inc.	177,276
23,040	UBM PLC	180,735
		990,465
Multi-Utilities — 0.2%
1,600	Alliant Energy Corp.	100,800
Multiline Retail — 0.5%
3,000	Target Corp.†	246,210
Oil, Gas & Consumable Fuels — 4.0%
5,400	Anadarko Petroleum Corp.	447,174
6,700	BP PLC (ADR)	262,037
3,100	Chevron Corp.	325,438
2,900	Occidental Petroleum Corp.	211,700
15,100	Plains GP Holdings LP - Class A	428,387
7,500	Royal Dutch Shell PLC (ADR)	447,375
		2,122,111
Paper & Forest Products — 0.7%
14,300	PH Glatfelter Co.	393,679
Pharmaceuticals — 6.5%
9,000	AbbVie, Inc.†	526,860
2,900	Johnson & Johnson	291,740
4,400	Novartis AG (ADR)	433,884
26,200	Pfizer, Inc.	911,498
11,000	Phibro Animal Health Corp. - Class A	389,510
8,900	Teva Pharmaceutical Industries, Ltd. (ADR)	554,470
7,600	Zoetis, Inc.	351,804
		3,459,766
Real Estate Investment Trusts (REITs) — 2.1%
2,200	Home Properties, Inc.	152,438
6,500	Lamar Advertising Co. - Class A	385,255
8,000	Paramount Group, Inc.	154,400
4,100	Plum Creek Timber Co., Inc.	178,145
8,200	Weyerhaeuser Co.	271,830
		1,142,068
Road & Rail — 2.5%
2,900	Canadian Pacific Railway, Ltd. (U.S. Shares)†	529,830
9,100	CSX Corp.	301,392
2,700	Kansas City Southern†	275,616
2,200	Union Pacific Corp.	238,282
		1,345,120
Semiconductor & Semiconductor Equipment — 1.3%
4,100	Altera Corp.	175,931
2,300	Analog Devices, Inc.	144,900
4,800	Microchip Technology, Inc.	234,720
3,800	Xilinx, Inc.	160,740
		716,291
Software — 2.6%
9,900	CA, Inc.	322,839
8,400	Microsoft Corp.	341,502
16,500	Oracle Corp.†	711,975
		1,376,316
Technology Hardware, Storage & Peripherals — 1.3%
1,800	Apple, Inc.	223,974
11,600	EMC Corp.	296,496
4,700	NetApp, Inc.	166,662
		687,132
Textiles, Apparel & Luxury Goods — 1.6%
4,000	Coach, Inc.	165,720
9,500	Movado Group, Inc.	270,940
3,000	Ralph Lauren Corp.	394,500
		831,160
Tobacco — 0.7%
2,300	Altria Group, Inc.	115,046
8,200	Swedish Match AB	241,317
		356,363
Transportation Infrastructure — 0.5%
29,700	BBA Aviation PLC	148,101
6,700	Hamburger Hafen und Logistik AG	140,776
		288,877
Wireless Telecommunication Services — 0.9%
223,900	America Movil SAB de CV - Series L	229,902
7,000	Vodafone Group PLC (ADR)	228,760
		458,662
Total Common Stocks (cost $28,208,708)		31,705,316
Corporate Bonds — 18.1%
Banking — 2.8%
$ 10,000	Ally Financial, Inc. 8.0000%, 12/31/18	11,300
29,000	Ally Financial, Inc. 8.0000%, 3/15/20	34,583
55,000	Ally Financial, Inc. 4.1250%, 3/30/20	54,656
29,000	Ally Financial, Inc. 7.5000%, 9/15/20	33,966
67,000	American Express Co. 6.8000%, 9/1/66‡	70,363
80,000	Bank of America Corp. 8.0000%µ	85,500
92,000	Citigroup, Inc. 5.8000%µ	92,230
21,000	Discover Financial Services 3.9500%, 11/6/24	21,597
42,000	Discover Financial Services 3.7500%, 3/4/25	42,308
70,000	Goldman Sachs Capital I 6.3450%, 2/15/34	87,234
34,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	36,458
91,000	Morgan Stanley 1.8750%, 1/5/18	91,623
52,000	Morgan Stanley 5.5500%µ	52,520
15,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15	15,109
53,000	Royal Bank of Scotland Group PLC 6.1000%, 6/10/23	58,939
128,000	Royal Bank of Scotland Group PLC 6.0000%, 12/19/23	142,380
245,000	Royal Bank of Scotland Group PLC 5.1250%, 5/28/24	257,032
56,000	SVB Financial Group 5.3750%, 9/15/20	63,731
61,000	Synchrony Financial 3.0000%, 8/15/19	62,324
29,000	Synchrony Financial 4.2500%, 8/15/24	30,328
137,000	Zions Bancorporation 5.8000%µ	131,041
		1,475,222
Basic Industry — 1.0%
77,000	Albemarle Corp. 4.1500%, 12/1/24	79,859
62,000	Albemarle Corp. 5.4500%, 12/1/44	66,870
49,000	Ashland, Inc. 3.8750%, 4/15/18	50,225
40,000	Ashland, Inc. 6.8750%, 5/15/43	43,200
91,000	Georgia-Pacific LLC 3.1630%, 11/15/21 (144A)	93,282
46,000	Georgia-Pacific LLC 3.6000%, 3/1/25 (144A)	47,155
64,000	LyondellBasell Industries NV 4.6250%, 2/26/55	63,728
59,000	Reliance Steel & Aluminum Co. 4.5000%, 4/15/23	59,603
41,000	Rockwood Specialties Group, Inc. 4.6250%, 10/15/20	42,691
		546,613
Brokerage — 2.1%
73,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	76,440
53,000	Carlyle Holdings Finance LLC 3.8750%, 2/1/23 (144A)	54,864
36,000	Charles Schwab Corp. 3.0000%, 3/10/25	36,411
45,000	Charles Schwab Corp. 7.0000%µ	53,100
60,000	E*TRADE Financial Corp. 5.3750%, 11/15/22	63,300
78,000	E*TRADE Financial Corp. 4.6250%, 9/15/23	79,365
2,000	Lazard Group LLC 6.8500%, 6/15/17	2,222
60,000	Lazard Group LLC 4.2500%, 11/14/20	64,124
135,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	140,738
90,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	96,075
215,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	248,543
62,000	Stifel Financial Corp. 4.2500%, 7/18/24	63,289
49,000	TD Ameritrade Holding Corp. 2.9500%, 4/1/22	49,820
108,000	TD Ameritrade Holding Corp. 3.6250%, 4/1/25	113,067
		1,141,358
Capital Goods — 0.7%
53,000	CNH Industrial Capital LLC 3.6250%, 4/15/18	53,132
61,000	Exelis, Inc. 4.2500%, 10/1/16	62,894
28,000	Exelis, Inc. 5.5500%, 10/1/21	30,926
43,000	Martin Marietta Materials, Inc. 4.2500%, 7/2/24	45,082
22,000	Owens Corning 4.2000%, 12/1/24	22,688
29,000	Vulcan Materials Co. 7.0000%, 6/15/18	32,988
18,000	Vulcan Materials Co. 7.5000%, 6/15/21	21,600
88,000	Vulcan Materials Co. 4.5000%, 4/1/25	89,320
		358,630
Communications — 0.3%
40,000	Nielsen Finance LLC / Nielsen Finance Co. 4.5000%, 10/1/20	40,700
50,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	50,595
58,000	UBM PLC 5.7500%, 11/3/20 (144A)	64,076
		155,371
Consumer Cyclical — 1.8%
144,000	Brinker International, Inc. 3.8750%, 5/15/23	144,053
31,000	DR Horton, Inc. 4.7500%, 5/15/17	32,395
63,000	DR Horton, Inc. 3.7500%, 3/1/19	63,787
133,000	General Motors Co. 3.5000%, 10/2/18	136,266
297,000	General Motors Co. 4.8750%, 10/2/23	321,566
25,000	General Motors Co. 6.2500%, 10/2/43	30,627
72,000	MDC Holdings, Inc. 5.5000%, 1/15/24	70,200
50,000	Starwood Hotels & Resorts Worldwide, Inc. 7.1500%, 12/1/19	59,245
28,000	Toll Brothers Finance Corp. 4.0000%, 12/31/18	28,770
15,000	Toll Brothers Finance Corp. 4.3750%, 4/15/23	15,150
46,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.2500%, 5/30/23 (144A)	43,930
		945,989
Consumer Non-Cyclical — 2.0%
75,000	Actavis Funding SCS 3.0000%, 3/12/20	76,731
16,000	Actavis Funding SCS 3.8500%, 6/15/24	16,527
87,000	Actavis Funding SCS 3.8000%, 3/15/25	89,787
41,000	Actavis Funding SCS 4.5500%, 3/15/35	42,735
14,000	Actavis Funding SCS 4.8500%, 6/15/44	14,870
31,000	Actavis Funding SCS 4.7500%, 3/15/45	32,949
52,000	Becton Dickinson and Co. 1.8000%, 12/15/17	52,398
117,000	Fresenius Medical Care US Finance II, Inc. 5.8750%, 1/31/22 (144A)	128,700
19,000	JM Smucker Co. 3.5000%, 3/15/25 (144A)	19,532
58,000	Laboratory Corp. of America Holdings 3.2000%, 2/1/22	58,717
58,000	Laboratory Corp. of America Holdings 3.6000%, 2/1/25	58,237
22,000	Omnicare, Inc. 4.7500%, 12/1/22	22,715
30,000	Omnicare, Inc. 5.0000%, 12/1/24	31,350
15,000	Smithfield Foods, Inc. 5.2500%, 8/1/18 (144A)	15,337
28,000	Thermo Fisher Scientific, Inc. 3.3000%, 2/15/22	28,710
24,000	Tyson Foods, Inc. 6.6000%, 4/1/16	25,318
30,000	VRX Escrow Corp. 5.8750%, 5/15/23 (144A)	30,750
31,000	VRX Escrow Corp. 6.1250%, 4/15/25 (144A)	32,085
103,000	Wm Wrigley Jr Co. 3.3750%, 10/21/20 (144A)	107,932
55,000	Zimmer Holdings, Inc. 2.7000%, 4/1/20	55,767
65,000	Zimmer Holdings, Inc. 3.1500%, 4/1/22	65,787
75,000	Zimmer Holdings, Inc. 3.5500%, 4/1/25	76,556
		1,083,490
Electric — 0.3%
45,000	IPALCO Enterprises, Inc. 5.0000%, 5/1/18	47,700
46,000	PPL WEM Holdings, Ltd. 3.9000%, 5/1/16 (144A)	47,275
62,000	PPL WEM Holdings, Ltd. 5.3750%, 5/1/21 (144A)	71,357
		166,332
Energy — 2.4%
62,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	60,140
89,000	Chesapeake Energy Corp. 4.8750%, 4/15/22	83,437
41,000	Chevron Corp. 1.3450%, 11/15/17	41,334
150,000	Cimarex Energy Co. 5.8750%, 5/1/22	159,750
86,000	Cimarex Energy Co. 4.3750%, 6/1/24	85,355
65,000	DCP Midstream Operating LP 4.9500%, 4/1/22	63,282
43,000	DCP Midstream Operating LP 3.8750%, 3/15/23	38,708
36,000	DCP Midstream Operating LP 5.6000%, 4/1/44	30,930
44,000	Energy Transfer Partners LP 4.1500%, 10/1/20	46,192
44,000	EnLink Midstream Partners LP 4.4000%, 4/1/24	46,252
32,000	EnLink Midstream Partners LP 5.6000%, 4/1/44	35,481
20,000	Frontier Oil Corp. 6.8750%, 11/15/18	20,600
38,000	Helmerich & Payne International Drilling Co. 4.6500%, 3/15/25 (144A)	39,353
43,000	Kinder Morgan Energy Partners LP 4.3000%, 5/1/24	43,778
90,000	Kinder Morgan, Inc. 7.0000%, 6/15/17	99,274
5,000	Kinder Morgan, Inc. 6.5000%, 9/15/20	5,788
32,000	Kinder Morgan, Inc. 7.7500%, 1/15/32	39,384
67,000	NGL Energy Partners LP / NGL Energy Finance Corp. 5.1250%, 7/15/19	65,660
113,000	Oceaneering International, Inc. 4.6500%, 11/15/24	114,247
16,000	Phillips 66 Partners LP 3.6050%, 2/15/25	16,027
58,000	Spectra Energy Partners LP 4.7500%, 3/15/24	63,694
48,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.1250%, 11/15/19 (144A)	47,760
43,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	42,248
		1,288,674
Finance Companies — 0.8%
97,000	CIT Group, Inc. 4.2500%, 8/15/17	98,212
82,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	85,280
33,000	GE Capital Trust I 6.3750%, 11/15/67‡	35,723
100,000	General Electric Capital Corp. 6.2500%µ	112,500
100,000	General Electric Capital Corp. 7.1250%µ	117,375
		449,090
Financial — 0.6%
102,000	Jones Lang LaSalle, Inc. 4.4000%, 11/15/22	107,287
200,000	LeasePlan Corp. NV 2.5000%, 5/16/18 (144A)	202,251
		309,538
Industrial — 0.1%
31,000	Cintas Corp. No 2 2.8500%, 6/1/16	31,723
34,000	Cintas Corp. No 2 4.3000%, 6/1/21	37,033
		68,756
Insurance — 0.3%
82,000	Primerica, Inc. 4.7500%, 7/15/22	90,922
63,000	Voya Financial, Inc. 5.6500%, 5/15/53‡	65,835
		156,757
Real Estate Investment Trusts (REITs) — 1.0%
63,000	Alexandria Real Estate Equities, Inc. 2.7500%, 1/15/20	63,204
120,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	126,805
70,000	Kennedy-Wilson, Inc. 5.8750%, 4/1/24	70,175
37,000	Post Apartment Homes LP 4.7500%, 10/15/17	39,712
18,000	Retail Opportunity Investments Partnership LP 5.0000%, 12/15/23	19,684
22,000	Retail Opportunity Investments Partnership LP 4.0000%, 12/15/24	22,505
27,000	Senior Housing Properties Trust 6.7500%, 12/15/21	31,405
130,000	SL Green Realty Corp. 5.0000%, 8/15/18	140,268
		513,758
Technology — 1.7%
47,000	Autodesk, Inc. 3.6000%, 12/15/22	47,492
98,000	Cadence Design Systems, Inc. 4.3750%, 10/15/24	101,835
14,000	Fidelity National Information Services, Inc. 5.0000%, 3/15/22	14,844
15,000	Seagate HDD Cayman 4.7500%, 6/1/23	15,765
215,000	Seagate HDD Cayman 4.7500%, 1/1/25 (144A)	222,631
63,000	Seagate HDD Cayman 5.7500%, 12/1/34 (144A)	67,338
107,000	Trimble Navigation, Ltd. 4.7500%, 12/1/24	112,814
49,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	52,535
214,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	246,315
		881,569
Transportation — 0.2%
7,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	7,059
13,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	13,188
52,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 4.2500%, 1/17/23 (144A)	54,097
53,000	Southwest Airlines Co. 5.1250%, 3/1/17	56,669
		131,013
Total Corporate Bonds (cost $9,312,975)		9,672,160
Mortgage-Backed Securities — 6.5%
Fannie Mae Pool:
12,611	5.5000%, 1/1/25	13,826
11,790	4.0000%, 6/1/29	12,548
42,949	5.0000%, 9/1/29	47,813
14,418	5.0000%, 1/1/30	16,062
8,103	5.5000%, 1/1/33	9,230
39,378	6.0000%, 12/1/35	45,258
6,063	6.0000%, 2/1/37	7,023
47,575	6.0000%, 9/1/37	52,543
36,910	6.0000%, 10/1/38	43,207
12,234	7.0000%, 2/1/39	14,689
50,378	5.5000%, 3/1/40	57,788
139,556	5.5000%, 4/1/40	157,889
11,832	4.5000%, 10/1/40	13,137
116,603	5.0000%, 2/1/41	131,175
27,509	5.5000%, 2/1/41	31,680
24,276	5.0000%, 4/1/41	27,311
19,833	5.0000%, 5/1/41	22,143
53,054	5.0000%, 7/1/41	59,678
25,334	5.0000%, 10/1/41	28,455
42,067	5.5000%, 12/1/41	47,636
66,179	4.0000%, 6/1/42	72,177
27,839	4.0000%, 8/1/42	30,368
33,856	4.0000%, 9/1/42	36,924
53,280	4.0000%, 11/1/42	58,138
10,267	4.0000%, 12/1/42	11,163
134,694	3.5000%, 2/1/43	142,658
27,759	4.0000%, 9/1/43	30,277
91,172	4.0000%, 9/1/43	99,454
69,787	3.5000%, 1/1/44	74,042
147,621	3.5000%, 1/1/44	156,764
71,639	4.0000%, 2/1/44	78,152
75,091	3.5000%, 4/1/44	79,498
51,967	5.0000%, 7/1/44	59,353
34,948	4.0000%, 8/1/44	38,136
103,771	3.5000%, 2/1/45	109,896
Freddie Mac Gold Pool:
9,396	5.0000%, 1/1/19	9,874
8,252	5.5000%, 8/1/19	8,652
16,345	5.0000%, 6/1/20	17,411
33,468	5.5000%, 12/1/28	37,528
32,405	3.5000%, 7/1/29	34,578
27,306	5.5000%, 10/1/36	30,914
140,457	6.0000%, 4/1/40	160,924
33,193	4.5000%, 1/1/41	36,698
67,654	5.0000%, 5/1/41	76,156
Freddie Mac Pool:
39,973	3.5000%, 2/1/44	42,245
11,722	4.0000%, 8/1/44	12,736
Ginnie Mae I Pool:
44,500	5.1000%, 1/15/32	51,234
52,798	4.9000%, 10/15/34	59,261
7,099	5.5000%, 9/15/35	8,236
115,655	5.5000%, 8/15/39	133,212
24,681	5.0000%, 10/15/39	27,902
39,014	5.0000%, 11/15/39	43,641
11,807	5.0000%, 1/15/40	13,207
13,996	5.0000%, 5/15/40	15,869
5,064	5.0000%, 7/15/40	5,655
42,138	5.0000%, 7/15/40	47,156
41,302	5.0000%, 2/15/41	46,229
15,079	5.0000%, 5/15/41	17,235
11,417	4.5000%, 7/15/41	12,831
44,657	4.5000%, 7/15/41	49,429
104,354	4.5000%, 8/15/41	117,656
12,636	5.0000%, 9/15/41	14,203
Ginnie Mae II Pool:
21,883	6.0000%, 11/20/34	25,322
24,001	5.5000%, 11/20/37	26,782
10,673	6.0000%, 1/20/39	12,068
57,906	4.5000%, 10/20/41	63,019
4,303	6.0000%, 10/20/41	4,943
14,244	6.0000%, 12/20/41	16,316
14,272	6.0000%, 1/20/42	16,390
14,555	6.0000%, 2/20/42	16,667
8,509	6.0000%, 3/20/42	9,759
23,392	6.0000%, 4/20/42	26,856
20,429	3.5000%, 5/20/42	21,738
18,834	6.0000%, 5/20/42	21,355
50,848	5.5000%, 7/20/42	56,859
12,527	6.0000%, 7/20/42	14,367
13,629	6.0000%, 8/20/42	15,649
15,804	6.0000%, 9/20/42	18,149
12,043	6.0000%, 11/20/42	13,785
16,123	6.0000%, 2/20/43	18,510
Total Mortgage-Backed Securities (cost $3,374,967)		3,445,297
Preferred Stocks — 1.0%
Capital Markets — 0.2%
150	Morgan Stanley Capital Trust III, 6.2500%	3,845
1,925	Morgan Stanley, 6.8750%	52,957
2,150	Morgan Stanley, 7.1250%	61,210
700	State Street Corp., 5.9000%	19,103
		137,115
Commercial Banks — 0.2%
3,150	Wells Fargo & Co., 6.6250%	88,924
Construction & Engineering — 0.1%
2,075	Citigroup Capital XIII, 7.8750%	55,029
Consumer Finance — 0.4%
115	Ally Financial, Inc., 7.0000% (144A)	117,462
2,850	Discover Financial Services, 6.5000%	73,872
		191,334
Pharmaceuticals — 0.1%
45	Actavis PLC, 5.5000%	45,540
Total Preferred Stocks (cost $490,897)		517,942
U.S. Treasury Notes/Bonds — 10.8%
$ 250,000	0.6250%, 12/31/16	250,606
560,000	0.5000%, 1/31/17	560,044
176,000	0.5000%, 3/31/17	175,794
5,000	1.0000%, 9/15/17	5,034
60,000	0.8750%, 10/15/17	60,206
228,000	1.0000%, 12/15/17	229,229
425,000	1.3750%, 7/31/18	429,947
192,000	1.5000%, 8/31/18†	194,955
104,000	1.3750%, 9/30/18	105,105
33,000	1.6250%, 7/31/19	33,495
7,000	1.7500%, 9/30/19	7,133
165,000	1.5000%, 10/31/19	166,302
261,000	1.5000%, 11/30/19	262,998
23,000	1.6250%, 12/31/19	23,293
331,000	2.7500%, 11/15/23†	354,946
47,000	2.3750%, 8/15/24	48,858
1,138,000	2.2500%, 11/15/24†	1,169,918
311,000	2.0000%, 2/15/25	312,968
282,000	3.7500%, 11/15/43	352,280
102,000	3.6250%, 2/15/44	124,719
136,000	3.3750%, 5/15/44	159,322
62,000	3.1250%, 8/15/44	69,464
195,000	3.0000%, 11/15/44	213,662
436,000	2.5000%, 2/15/45	431,981
Total U.S. Treasury Notes/Bonds (cost $5,514,727)		5,742,259
Investment Companies — 1.3%
Money Markets — 1.3%
718,000	Janus Cash Liquidity Fund LLC, 0.1097%∞,£ (cost $718,000)	718,000
Total Investments (total cost $49,097,567) – 100%		$ 53,279,419

Summary of Investments by Country – (Long Positions)

March 31, 2015 (unaudited)

Country	Value	% of Investment Securities
United States	$ 46,805,271	87.9%
United Kingdom	2,364,808	4.4
Switzerland	600,034	1.1
Canada	575,370	1.1
Germany	567,349	1.1
Israel	554,470	1.0
Norway	404,895	0.8
Ireland	330,582	0.6
Singapore	274,994	0.5
Sweden	241,317	0.5
Mexico	229,902	0.4
Netherlands	202,251	0.4
France	121,117	0.2
Australia	7,059	0.0
Total	$ 53,279,419	100.0%

Schedule of Forward Currency Contracts, Open

March 31, 2015

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
British Pound 4/9/15	473,000	$ 701,515	$ 28,816
Canadian Dollar 4/9/15	517,000	408,208	5,921
Euro 4/9/15	245,000	263,425	12,004
Israeli Shekel 4/9/15	1,645,000	413,694	(1,832)
Mexican Peso 4/9/15	2,555,000	167,443	2,539
Norwegian Krone 4/9/15	2,468,000	306,443	15,332
Swedish Krona 4/9/15	1,625,000	188,807	6,037
Swiss Franc 4/9/15	439,500	452,538	11,903
		2,902,073	80,720
HSBC Securities (USA), Inc.:
British Pound 4/9/15	474,000	702,998	19,762
Euro 4/9/15	242,000	260,200	6,771
		963,198	26,533
RBC Capital Markets Corp.:
Euro 4/16/15	140,000	150,544	(450)
Total		$ 4,015,815	$ 106,803

Schedule of Exchange-Traded Written Options – Calls

March 31, 2015

Description	Value
AbbVie, Inc. expires April 2015 11 contracts exercise price $65.00	$ (21)
Accenture PLC - Class A (U.S. Shares) expires April 2015 7 contracts exercise price $95.00	(314)
Allstate Corp. expires April 2015 9 contracts exercise price $72.50	(338)
Canadian Pacific Railway, Ltd. expires April 2015 3 contracts exercise price $210.00	(1)
JM Smucker Co. expires April 2015 6 contracts exercise price $120.00	(219)
McDonald's Corp. expires April 2015 7 contracts exercise price $105.00	(45)
PepsiCo, Inc. expires April 2015 7 contracts exercise price $105.00	(30)
QUALCOMM, Inc. expires April 2015 9 contracts exercise price $75.00	(69)
Stryker Corp. expires April 2015 7 contracts exercise price $97.50	(157)
Target Corp. expires April 2015 8 contracts exercise price $85.00	(115)
Total Exchange-Traded Written Options - Calls (premiums received $1,953)	$ (1,309)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income producing security.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2015 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Perkins Value Plus Income Fund	$ 2,214,757	4.2%

† A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2015, is noted below.

Fund	Aggregate Value
Perkins Value Plus Income Fund	$ 2,170,111

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞	Rate shown is the 7-day yield as of March 31, 2015.

µ	This variable rate security is a perpetual bond. Perpetual bonds have no contractual maturity date, are not redeemable, and pay an indefinite stream of interest. The coupon rate shown represents the current interest rate.

§	Schedule of Restricted and Illiquid Securities (as of March 31, 2015)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Perkins Value Plus Income Fund
FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20	4/29/13	$ 67,676	$ 70,384	0.1%

The Fund has registration rights for certain restricted securities held as of March 31, 2015. The issuer incurs all registration costs.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2015. Unless otherwise indicated, all information in the table is for the period ended March 31, 2015.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/14	Purchases	Sales	at 3/31/15	Gain/(Loss)	Income	at 3/31/15
Perkins Value Plus Income Fund
Janus Cash Liquidity Fund LLC	787,285	17,638,413	(17,707,698)	718,000	$ -	$ 431	$ 718,000

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2015. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2015)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$ —	$ 990,229	$ —

Bank Loans and Mezzanine Loans	—	488,216	—

Common Stocks
Commercial Services & Supplies	565,922	260,051	—
Diversified Telecommunication Services	461,985	135,474	—
Food & Staples Retailing	1,072,906	300,213	—
Food Products	509,232	556,688	—
Machinery	486,666	297,873
Marine	—	330,582	—
Media	809,730	180,735	—
Tobacco	115,046	241,317	—
Transportation Infrastructure	—	288,877	—
All Other	25,092,019	—	—

Corporate Bonds	—	9,672,160	—

Mortgage-Backed Securities	—	3,445,297	—

Preferred Stocks	—	517,942	—

U.S. Treasury Notes/Bonds	—	5,742,259	—

Investment Companies	—	718,000	—

Total Investments in Securities	$ 29,113,506	$ 24,165,913	$ —

Other Financial Instruments(a):
Forward Currency Contracts	$ —	$ 109,085	$ —

Total Assets	$ 29,113,506	$ 24,274,998	$ —

Liabilities
Other Financial Instruments(a):
Forward Currency Contracts	$ —	$ 2,282	$ —
Exchange-Traded Written Options, at Value	—	1,309	—

Total Liabilities	$ —	$ 3,591	$ —

(a)	Other financial instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for INTECH Emerging Markets Managed Volatility Fund, INTECH Global Income Managed Volatility Fund (formerly named INTECH Global Dividend Fund), INTECH International Managed Volatility Fund (formerly named INTECH International Fund), INTECH U.S. Core Fund, INTECH U.S. Managed Volatility Fund (formerly named INTECH U.S. Value Fund), INTECH U.S. Managed Volatility Fund II (formerly named INTECH U.S. Growth Fund), Janus Diversified Alternatives Fund, Janus Flexible Bond Fund, Janus Global Allocation Fund – Conservative, Janus Global Allocation Fund – Growth, Janus Global Allocation Fund – Moderate, Janus Global Bond Fund, Janus Global Unconstrained Bond Fund (formerly named Janus Unconstrained Bond Fund) , Janus Government Money Market Fund, Janus High-Yield Fund, Janus Money Market Fund, Janus Multi-Sector Income Fund, Janus Real Return Fund, Janus Short-Term Bond Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, Perkins Small Cap Value Fund, and Perkins Value Plus Income Fund (collectively, the “Funds” and individually, a “Fund”). Janus Global Allocation Fund – Conservative, Janus Global Allocation Fund – Growth, and Janus Global Allocation Fund – Moderate (the “Global Allocation Funds”) each operate as a “fund of funds,” meaning substantially all of the Global Allocation Funds’ assets will be invested in other Janus funds (the “underlying funds”). The Funds are part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. Janus Diversified Alternatives Subsidiary, Ltd., a wholly-owned subsidiary of Janus Diversified Alternatives Fund, is organized under the laws of the Cayman Islands as an exempted company. The Trust offers forty-seven funds which include multiple series of shares, with differing investment objectives and policies. Twenty-four funds are included in this report. Each Fund in this report is classified as diversified, as defined in the 1940 Act, with the exception of Janus Diversified Alternatives Fund which is classified as nondiversified.

Underlying Funds

The Global Allocation Funds invest in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. Each Global Allocation Fund has a target allocation, which is how each Global Allocation Fund’s investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which each Global Allocation Fund’s asset class allocations generally will vary over short-term periods. Each Global Allocation Fund’s long-term expected average asset allocation is as follows: (1) 40% to equity investments, 55% to fixed-income securities and money market instruments, and 5% to alternative investments for Janus Global Allocation Fund – Conservative; (2) 75% to equity investments, 15% to fixed-income securities and money market instruments, and 10% to alternative investments for Janus Global Allocation Fund – Growth; and (3) 55% to equity investments, 35% to fixed-income securities and money market instruments, and 10% to alternative investments for Janus Global Allocation Fund – Moderate. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the Global Allocation Funds’ and underlying funds’ prospectuses. The Trustees of the underlying funds may change the investment objectives or strategies of the underlying funds at any time without prior notice to Fund shareholders.

Investment Valuation

Securities held by the Funds and/or underlying funds are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). Each Fund and/or underlying fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Investments held by Janus Government Money Market Fund and Janus Money Market Fund (the “Money Market Funds”) are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be valued on an amortized cost basis. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Funds and/or underlying funds use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

The Global Allocation Funds’ net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which each Global Allocation Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures ("ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 - Unadjusted quoted prices in active markets the Funds have the ability to access for identical assets or liabilities.

The Global Allocation Funds classify each of their investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds.

Level 2 - Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Periodic review and monitoring of the valuation of short-term securities is performed in an effort to ensure that amortized cost approximates market value. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, swaptions, and forward contracts.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Funds since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2015 to fair value the Funds’ investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Consolidated Schedule of Investments or Notes to Schedule of Investments (as applicable).

The Funds did not hold a significant amount of Level 3 securities as of March 31, 2015.

The following table shows the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Funds recognize transfers between the levels as of the beginning of the fiscal year.

Fund	Transfers Out of Level 1 to Level 2
INTECH Global Income Managed Volatility Fund	$ 4,762,516
INTECH International Managed Volatility Fund	31,633,098
Perkins Value Plus Income Fund	3,386,495

Financial assets were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held as of March 31, 2015. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held as of March 31, 2015, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Investment in Subsidiary in Janus Diversified Alternatives Fund

To qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”),

90% of Janus Diversified Alternatives Fund’s income must be from certain qualified sources. Direct investment in many commodities-related investments generates income that is not from a qualifying source for purposes of meeting this 90% test. Janus Diversified Alternatives Fund will seek to gain exposure to the commodity markets, in whole or in part, through investments in the Janus Diversified Alternatives Subsidiary, Ltd., a wholly-owned subsidiary of Janus Diversified Alternatives Fund (the “Subsidiary”) organized under the laws of the Cayman Islands, which is generally subject to the same investment policies and restrictions as Janus Diversified Alternatives Fund. The Subsidiary may invest without limitation in commodity index-linked swaps, commodity futures, commodity swaps, commodity-linked notes, and other commodity-linked derivative instruments. The Subsidiary may also invest in fixed-income securities and other investments which may serve as margin or collateral for the Subsidiary’s derivatives positions. Janus Diversified Alternatives Fund may invest 25% or less of its total assets in the Subsidiary. Income or net capital gains from Janus Diversified Alternatives Fund’s investment in the Subsidiary would be treated as ordinary income to Janus Diversified Alternatives Fund. Janus Capital is the adviser to the Subsidiary. The Subsidiary will not be subject to U.S. laws (including securities laws) and their protections. The Subsidiary is subject to the laws of a foreign jurisdiction, which can be affected by developments in that jurisdiction.

By investing in the Subsidiary, Janus Diversified Alternatives Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by Janus Diversified Alternatives Fund. The Subsidiary is not registered under the 1940 Act, and is not subject to all of the provisions of the 1940 Act. The IRS has previously issued a number of private letter rulings to mutual funds (but not the Fund) in which it ruled that income from a fund’s investment in a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. The IRS has suspended issuance of any further private letter rulings pending a review of its position. A change in the IRS’ position or changes in the laws of the United States and/or the Cayman Islands could result in the inability of Janus Diversified Alternatives Fund and/or the Subsidiary to operate and could adversely affect Janus Diversified Alternatives Fund. In particular, unfavorable treatment of the income derived from Janus Diversified Alternatives Fund’s investment in the Subsidiary could jeopardize Janus Diversified Alternatives Fund’s status as a regulated investment company under the Code, which in turn may subject Janus Diversified Alternatives Fund to higher tax rates and/or penalties.

The Subsidiary was incorporated on December 28, 2012 as a wholly-owned subsidiary of Janus Diversified Alternatives Fund. As of March 31, 2015, net assets of Janus Diversified Alternatives Fund were $66,973,999, of which $15,679,742, or approximately 23%, represented Janus Diversified Alternatives Fund’s ownership of the shares of the Subsidiary. Janus Diversified Alternatives Fund owns 1,382,693 shares of the subsidiary. Janus Diversified Alternatives Fund’s Consolidated Schedule of Investments includes the accounts of both Janus Diversified Alternatives Fund and the Subsidiary.

Derivative Instruments

The Funds, except the Money Market Funds, may invest in various types of derivatives, which may at times result in significant derivative exposure. INTECH Emerging Markets Managed Volatility Fund, INTECH Global Income Managed Volatility Fund, INTECH International Managed Volatility Fund, INTECH U.S. Core Fund, INTECH U.S. Managed Volatility Fund, INTECH U.S. Managed Volatility Fund II, (the “Mathematical Funds”) may invest, to a limited extent, in certain types of derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by one or more of the Funds during the period ended March 31, 2015 is discussed in further detail below.

The Funds may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Funds invest in a derivative for speculative purposes, the Funds will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Funds may not use any derivative to gain exposure to an asset or class of assets that they would be prohibited by their respective investment restrictions from purchasing directly. The Funds’ ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•	Commodity Risk –the risk related to the change in value of commodities or commodity-linked investments due to changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

•	Counterparty Risk –the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.

•	Credit Risk –the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

•	Currency Risk –the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

•	Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

•	Index Risk –if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Funds could receive lower interest payments or experience a reduction in the value of the derivative to below what the Funds paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

•	Interest Rate Risk –the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Funds’ net asset value (“NAV”) to likewise decrease.

•	Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Funds create leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

•	Liquidity Risk –the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Commodity-Linked Investments in Janus Diversified Alternatives Subsidiary, Ltd.

Janus Diversified Alternatives Fund may invest in commodity index-linked swap agreements, commodity options and futures, and options on futures that provide exposure to the investment returns of the commodities markets. Janus Diversified Alternatives Fund may also invest in other commodity-linked derivative instruments, such as commodity-linked notes (“structured notes”). Janus Diversified Alternatives Fund will seek to gain exposure to the commodity markets, in whole or in part, through investments in the Subsidiary which is generally subject to the same investment policies and restrictions as the Fund. The Subsidiary invests in commodity-linked investments and other investments which may serve as margin or collateral for the Subsidiary’s derivative positions. Such exposure may subject Janus Diversified Alternatives Fund to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Funds, except the Global Allocation Funds, Mathematical Funds, and the Money Market Funds, may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Funds may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Funds are subject to currency risk and counterparty risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, Janus Diversified Alternatives Fund and Janus Global Bond Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

During the period, Janus Global Bond Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period, Janus Diversified Alternatives Fund and Janus Global Bond Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

During the period, Janus Global Bond Fund, Janus Global Unconstrained Bond Fund, Janus Multi-Sector Income Fund and Perkins Value Plus Income Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by each Fund.

The following table provides average ending monthly currency value amounts on purchased and sold forward currency contracts during the period ended March 31, 2015.

Fund	Purchased	Sold
Janus Diversified Alternatives Fund	3,844,609	3,846,617
Janus Global Bond Fund	50,744,236	146,887,091
Janus Global Unconstrained Bond Fund	-	10,799,443
Janus Multi-Sector Income Fund	-	1,114,640
Perkins Value Plus Income Fund	-	3,366,855

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Funds may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Funds are subject to interest rate risk, equity risk, commodity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Futures contracts are marked-to-market daily. Securities held by the Funds that are designated as collateral for market value on futures contracts are noted on the Consolidated Schedule of Investments or Schedule of Investments (if applicable). Such collateral is in the possession of the Funds’ futures commission merchant.

With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, Janus Diversified Alternatives Fund purchased interest rate futures to increase exposure to interest rate risk; purchased commodity futures to increase exposure to commodity risk; sold commodity futures to decrease exposure to commodity risk; purchased futures on equity indices to increase exposure to equity risk; purchased futures on currency indices to increase exposure to currency risk; sold futures on currency indices to decrease exposure to currency risk.

During the period, Janus Global Unconstrained Bond Fund purchased interest rate futures to increase exposure to interest rate risk; sold interest rate futures to decrease exposure to interest rate risk; purchased futures on currency indices to increase exposure to currency risk; sold futures on currency indices to decrease exposure to currency risk; purchased futures on equity indices to increase exposure to equity risk; sold futures on equity indices to decrease exposure to equity risk.

The following table provides average ending monthly market value amounts on purchased and sold futures contracts during the period ended March 31, 2015.

Fund	Purchased	Sold
Janus Diversified Alternatives Fund	$29,870,609	$6,142,492
Janus Global Unconstrained Bond Fund	379,268,886	199,574,141

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Funds may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Funds may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Funds to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

In writing an option, the Funds bear the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. Exercise of options written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

During the period, Janus Global Unconstrained Bond Fund wrote call options on bond futures in order to reduce interest rate risk where reducing this exposure via other markets such as the cash bond market was less attractive.

During the period, Janus Global Unconstrained Bond Fund wrote put options on bond futures in order to increase interest rate risk where increasing this exposure via other markets such as the cash bond market was less attractive.

During the period, Janus Global Unconstrained Bond Fund wrote call options on various equity index futures for the purpose of decreasing exposure to broad equity risk and/or generating carry.

During the period, Janus Global Unconstrained Bond Fund wrote put options on various equity index futures for the purpose of increasing exposure to broad equity risk and/or generating carry.

During the period, Janus Global Unconstrained Bond Fund wrote call options on foreign exchanges rates vs. the U.S. dollar in order to reduce currency risk where reducing this exposure via the foreign exchange forward markets was less attractive.

During the period, Janus Global Unconstrained Bond Fund wrote put options on foreign exchanges rates vs. the U.S. dollar in order to increase currency risk where increasing this exposure via the foreign exchange forward markets was less attractive.

During the period, Janus Global Unconstrained Bond Fund and Perkins Value Plus Income Fund wrote call options on various equity securities for the purpose of decreasing exposure to individual equity risk and/or generating income.

During the period, Janus Global Unconstrained Bond Fund and Perkins Value Plus Income Fund wrote put options on various equity securities for the purpose of increasing exposure to individual equity risk and/or generating income.

The following table provides average ending monthly market value amounts on written call and put options during the period ended March 31, 2015.

Fund	Written Call Options	Written Put Options
Janus Global Unconstrained Bond Fund	$ 4,608,006	$2,991,157
Perkins Value Plus Income Fund	5,714	23

Written option activity for the period ended March 31, 2015 is indicated in the tables below:

Call Options	Number of Contracts	Premiums Received
Janus Global Unconstrained Fund
Options outstanding at June 30, 2014	-	$ -
Options written	946,294,731	20,531,275
Options closed	(3,197)	(5,236,934)
Options expired	(140,654,323)	(10,001,360)
Options exercised	-	-
Options outstanding at March 31, 2015	805,637,211	$5,292,981

Put Options	Number of Contracts	Premiums Received
Janus Global Unconstrained Fund
Options outstanding at June 30, 2014	-	$ -
Options written	2,873,057,986	42,958,345
Options closed	(104,853,343)	(2,935,246)
Options expired	(67,408,515)	(20,784,108)
Options exercised	-	-
Options outstanding at March 31, 2015	2,700,796,128	$ 19,238,991

Call Options	Number of	Premiums
Perkins Value Plus Income Fund	Contracts	Received
Options outstanding at June 30, 2014	102	$3,066
Options written	1,573	43,672
Options closed	(89)	(2,697)
Options expired	(1,293)	(33,534)
Options exercised	(219)	(8,554)
Options outstanding at March 31, 2015	74	$ 1,953

Put Options	Number of Contracts	Premiums Received
Perkins Value Plus Income Fund
Options outstanding at June 30, 2014	-	$ -
Options written	35	2,051
Options closed	-	-
Options expired	(35)	(2,051)
Options exercised	-	-
Options outstanding at March 31, 2015	-	$ -

Options on Swap Contracts (Swaptions) in Janus Global Unconstrained Bond Fund

Janus Global Unconstrained Bond Fund may purchase or write covered and uncovered put and call options on swap contracts, commonly referred to as “swaptions”. Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time.

Swaptions can be used for a variety of purposes, including to manage Janus Global Unconstrained Bond Fund’s overall exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting Janus Global Unconstrained Bond Fund’s exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk. Because the use of swaptions generally does not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swaptions generally is limited to the net amount of payments that Janus Global Unconstrained Bond Fund is contractually obligated to make. There is also a risk of a default by the other party to a swaption, in which case Janus Global Unconstrained Bond Fund may not receive the net amount of payments that it contractually is entitled to receive. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.

For an interest rate swaption, a payer swaption (put) gives the purchaser the right to enter into the swap where they pay the fixed interest rate; whereas a receiver swaption (call) gives the purchaser the right to enter into the swap where they receive the fixed interest rate. Swaptions purchased are reported in the Schedule of Investments (if applicable).

Janus Global Unconstrained Bond Fund sold receiver swaptions (call) in order to reduce interest rate exposure where reducing this interest rate exposure via the cash bond and bond futures markets was less attractive.

Janus Global Unconstrained Bond Fund sold payer swaptions (put) in order to gain interest rate exposure where gaining this interest rate exposure via the cash bond and bond futures markets was less attractive.

The following table provides average ending monthly market value amounts on written call and put swaptions during the period ended March 31, 2015.

Fund	Written Call Swaptions	Written Put Swaptions
Janus Global Unconstrained Bond Fund	$ 745,723	$31,482

Written swaption activity for the period ended March 31, 2015 is indicated in the tables below:

	Notional Amount	Premiums Received
Call Swaptions
Janus Global Unconstrained Bond Fund
Swaptions outstanding at June 30, 2014	-	$-
Swaptions written	233,205,000	7,017,266
Swaptions closed	-	-
Swaptions expired	-	-
Swaptions exercised	-	-
Swaptions outstanding at March 31, 2015	233,205,000	$7,017,266

Put Swaptions	Notional Amount	Premiums Received
Janus Global Unconstrained Bond Fund
Swaptions outstanding at June 30, 2014	-	$-
Swaptions written	9,364,000	306,313
Swaptions closed	-	-
Swaptions expired	-	-
Swaptions exercised	-	-
Swaptions outstanding at March 31, 2015	9,364,000	$306,313

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The Funds, with the exception of the Global Allocation Funds and the Mathematical Funds, may utilize swaps. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Funds. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Funds or their counterparties to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Funds would risk the loss of the net amount of the payments that they contractually are entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Funds. If the other party to a swap defaults, the Funds would risk the loss of the net amount of the payments that they contractually are entitled to receive. If the Funds utilize a swap at the wrong time or judge market conditions incorrectly, the swap may result in a loss to the Funds and reduce the Funds’ total return.

Swap agreements also bear the risk that the Funds will not be able to meet their obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations recently enacted require the Funds to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Funds will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Funds may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Funds may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the CFTC. A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Funds to losses, increase their costs, or prevent the Funds from entering or exiting swap positions, accessing collateral, or fully implementing their investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the exchange it trades.

The Funds’ maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to cover the Funds’ exposure to the counterparty.

The Funds may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to their portfolios. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Funds will generally incur a greater degree of risk when they sell a credit default swap than when they purchase a credit default swap. As a buyer of a credit default swap, the Funds may lose their investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Funds, coupled with the upfront or periodic payments previously received, may be less than what they pay to the buyer, resulting in a loss of value to the Funds.

If the Funds are the seller of credit protection against a particular security, the Funds would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Funds would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Funds would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Funds would keep the stream of payments and would have no payment obligations. As the seller, the Funds would effectively add leverage to its portfolio because, in addition to their total net assets, the Funds would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Funds as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.

As a buyer of credit protection, the Funds are entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Funds as a buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds would have spent the stream of payments and potentially received no benefit from the contract.

The Funds may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge their credit exposure, gain issuer exposure without owning the underlying security, or increase the Funds’ total return. Single-name CDS enable the Funds to buy or sell protection against a credit event of a specific issuer. When the Funds buy a single-name CDS, the Funds will receive a return on their investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single-name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Funds to initiate a single-name CDS transaction or to liquidate their positions at an advantageous time or price, which may result in significant losses. Moreover, the Funds bear the risk of loss of the amount expected to be received under a single-name CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Funds.

The Funds may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Funds hold a long position in a CDX, the Funds would indirectly bear their proportionate share of any expenses paid by a CDX. By investing in CDXs, the Funds could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Funds will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Funds will not be able to meet their obligation to the counterparty.

During the period, Janus Global Unconstrained Bond Fund sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.

The following table provides average ending monthly market value amounts during the period ended March 31, 2015 on sell protection credit default swaps.

Fund	Sell Protection
Janus Global Unconstrained Bond Fund	$ 1,063,977

A Fund’s use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations. Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make.

During the period, Janus Global Unconstrained Bond Fund entered into interest rate swaps paying a fixed interest rate and receiving a floating interest rate in order to decrease interest rate risk (duration) exposure. As interest rates rise, the Fund benefits by receiving a higher expected future floating rate, while paying a fixed rate that has not increased.

The following table provides average ending monthly market value amounts during the period ended March 31, 2015 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.

Fund	Pay Fixed or Receive Fixed
Janus Global Unconstrained Bond Fund	$ (2,514,444)

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

During the period, Janus Diversified Alternatives Fund entered into total return swaps on equity securities or indices to increase exposure to equity risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.

During the period, Janus Diversified Alternatives Fund entered into total return swaps on equity securities or indices to decrease exposure to equity risk. These total return swaps require the Fund to pay an amount equal to the positive price movement of securities or an index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities. The Fund will receive payments of a floating reference interest rate and an amount equal to the negative price movement of the same securities or index multiplied by the notional amount of the contract.

During the period, Janus Diversified Alternatives Fund entered into total return swaps on commodity indices to increase exposure to commodity risk. These total return swaps require the Fund to pay a fixed or a floating reference interest rate, and an amount equal to the negative price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract.

During the period, Janus Diversified Alternatives Fund entered into total return swaps on credit indices to increase exposure to credit risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract.

The following table provides average ending monthly market value amounts on total return swaps which are long and short the reference asset during the March 31, 2015

Fund	Long	Short
Janus Diversified Alternatives Fund	$307,415	$(213,431)

Additional Investment Risk

The Funds, particularly Janus Flexible Bond Fund, Janus Global Bond Fund, Janus Global Unconstrained Bond Fund, Janus High-Yield Fund, Janus Multi-Sector Income Fund, Janus Real Return Fund, and Janus Short-Term Bond Fund (the “Fixed Income Funds”), Perkins Value Plus Income Fund, and certain underlying funds of the Global Allocation Funds may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer. The Mathematical Funds do not intend to invest in these types of bonds.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Funds, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude a Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Funds and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. As a result, financial markets in the EU have been subject to increased volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Funds’ investment portfolios and, in the longer term, could impair the ability of issuers in which the Funds invest to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill their obligation to the Funds (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Funds. The Funds may be unable to recover their investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

The Funds may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Funds’ cash balances are invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Funds intend to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Funds focus their transactions with a limited number of counterparties, they will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of their specific investment policies, the Funds may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Funds invest a significant amount of their assets in one or more of these countries, their returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Funds' investments. In addition, the Funds’ investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Funds’ investments. To the extent that the Funds invest a significant portion of their assets in the securities of issuers in or companies of a single country or region, they are more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Funds’ performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Funds invest in Chinese local market securities (also known as “A Shares”).

Exchange-Traded Funds

The Funds may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may be managed or unmanaged, that generally seek to track the performance of a specific index. When a Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As a result, the cost of investing in the Funds may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.

Loans

The Fixed Income Funds and Perkins Value Plus Income Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of a Fund’s total assets. Below are descriptions of the types of loans held by the Fixed Income Funds and Perkins Value Plus Income Fund at period end March 31, 2015.

•	Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Funds’ investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

•	Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. While the Funds generally expect to invest in fully funded term loans, certain of the loans in which the Funds may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Funds may receive fees such as covenant waiver fees or prepayment penalty fees. The Funds may pay fees such as facility fees. Such fees may affect the Funds’ return.

•	Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

The Funds, except the Global Allocation Funds and the Mathematical Funds, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Funds may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying assets fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact the Funds’ yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans at a faster pace than expected, may shorten the effective maturities of these securities and may result in the Funds having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Funds’ sensitivity to interest rate changes and causing their price to decline.

Real Estate Investing

The Funds may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real-estate backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Funds and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Funds are fully collateralized, and such collateral is in the possession of the Funds’ custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, certain Funds may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. Each Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Funds are unable to recover a security on loan, the Funds may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause a Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Funds and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Funds and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Funds may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Consolidated Schedule of Investments or Schedule of Investments (if applicable).

Sovereign Debt

The Funds may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Funds may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Funds’ holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Funds may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued and Delayed Delivery Securities

Certain Funds may purchase or sell securities on a when issued or delayed delivery basis. When-issued and delayed delivery securities in which the Funds may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds’ custodian sufficient to cover the purchase price.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2015 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, and investments in partnerships and investments in passive foreign investment companies and futures contracts.

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
INTECH Emerging Markets Managed Volatility Fund	$ 1,561,246	$ 95,831	$ (34,679)	$ 61,152
INTECH Global Income Managed Volatility Fund	16,721,044	1,307,233	(495,075)	812,158
INTECH International Managed Volatility Fund	68,236,020	4,966,693	(1,312,200)	3,654,493
INTECH U.S. Core Fund	665,278,511	94,440,261	(17,682,562)	76,757,699
INTECH U.S. Managed Volatility Fund	64,190,834	6,700,281	(917,455)	5,782,826
INTECH U.S. Managed Volatility Fund II	235,999,643	38,902,294	(4,022,076)	34,880,218
Janus Diversified Alternatives Fund	3,203,636	-	(310,733)	(310,733)
Janus Flexible Bond Fund	9,294,359,617	235,168,615	(20,708,748)	214,459,867
Janus Global Allocation Fund – Conservative	278,182,067	26,537,653	(4,471,634)	22,066,019
Janus Global Allocation Fund – Growth	237,403,298	40,645,432	(3,064,149)	37,581,283
Janus Global Allocation Fund – Moderate	285,486,992	37,381,326	(3,217,533)	34,163,793
Janus Global Bond Fund	370,835,781	3,272,083	(23,056,766)	(19,784,683)
Janus Global Unconstrained Bond Fund	1,389,681,110	3,823,206	(6,549,703)	(2,726,497)
Janus Government Money Market Fund	156,058,375	-	-	-
Janus High-Yield Fund	2,168,766,019	40,577,091	(39,035,336)	1,541,755
Janus Money Market Fund	1,148,561,115	-	-	-
Janus Multi-Sector Income Fund	16,655,288	272,522	(287,963)	(15,441)
Janus Real Return Fund	14,026,895	122,719	(119,168)	3,551
Janus Short-Term Bond Fund	2,694,263,246	14,163,684	(6,696,698)	7,466,986
Perkins Large Cap Value Fund	135,010,895	38,092,093	(1,481,179)	36,610,914
Perkins Mid Cap Value Fund	4,997,480,557	1,483,316,012	(88,153,472)	1,395,162,540
Perkins Select Value Fund	67,193,109	13,441,995	(1,044,804)	12,397,191
Perkins Small Cap Value Fund	1,437,686,401	327,775,203	(10,852,656)	316,922,547
Perkins Value Plus Income Fund	49,158,614	5,292,962	(1,172,157)	4,120,805

Subsequent Events

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2015 and through the date of the filing and determined that there were material events or transactions that would require recognition or disclosure in the Funds’ filings.

At a meeting held on November 5, 2014, the Board of Trustees of the Funds approved an Agreement and Plan of Reorganization that provided for the merger of INTECH U.S. Managed Volatility Fund II with and into INTECH U.S. Managed Volatility Fund (the “Merger”). The Merger was designed to streamline the Janus mutual funds platform and consolidate similar funds, which effective December 17, 2014, had identical investment strategies and risks, and the same benchmark index. In connection with the Merger, shareholders of each class of shares of INTECH U.S. Managed Volatility Fund II received shares of a corresponding class of INTECH U.S. Managed Volatility Fund approximately equivalent in dollar value to INTECH U.S. Managed Volatility Fund II shares owned immediately prior to the Merger. The closing date of the Merger was April 24, 2015. After the Merger was completed, INTECH U.S. Managed Volatility Fund II Fund was liquidated. The Merger was qualified as a tax-free reorganization. Shareholders did not realize taxable gain or loss as a direct result of the Merger, nor did the shareholders pay expenses associated with the Merger. The Merger accelerated distributions, which may be taxable, as the tax year for INTECH U.S. Managed Volatility Fund II ended on the date of the Merger.

Item 2. Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By:	/s/ Bruce Koepfgen
Bruce Koepfgen,
President and Chief Executive Officer of Janus Investment Fund
(Principal Executive Officer)

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce Koepfgen
Bruce Koepfgen,
President and Chief Executive Officer of Janus Investment Fund
(Principal Executive Officer)

Date: May 29, 2015

By:	/s/ Jesper Nergaard
Jesper Nergaard,
Vice President, Chief Financial Officer, Treasurer and Principal
Accounting Officer of Janus Investment Fund
(Principal Accounting Officer and Principal Financial Officer)

Date: May 29, 2015